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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07651

ING Variable Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING International Index Portfolio
ING Lehman Brothers U.S. Aggregate Bond Index Portfolio
ING RussellTM Large Cap Index Portfolio
ING RussellTM Mid Cap Index Portfolio
ING RussellTM Small Cap Index Portfolio
ING VP Global Science and Technology Portfolio (1)
ING VP Growth Portfolio (2)
ING VP Index Plus LargeCap Portfolio
ING VP Index Plus MidCap Portfolio
ING VP Index Plus SmallCap Portfolio
ING VP Small Company Portfolio
ING VP Value Opportunity Portfolio (3)
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

The schedules are not audited.

(1) Effective April 28, 2008, ING VP Global Science & Technology Portfolio is known as ING BlackRock Global Science and Technology Portfolio.

(2) Effective April 28, 2008, ING VP Growth Portfolio is known as ING Opportunistic Large Cap Growth Portfolio.

(3) Effective April 28, 2008, ING VP Value Opportunity Portfolio is known as ING Opportunistic Large Cap value Portfolio.

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 97.4%
		Australia: 5.5%
900		AGL Energy Ltd.	$9,101
2,386		Alumina Ltd.	12,213
1,767		Amcor Ltd.	11,562
3,805		AMP Ltd.	27,388
855		Aristocrat Leisure Ltd.	7,526
424		ASX Ltd.	14,600
2,952		AXA Asia Pacific Holdings Ltd.	14,905
579		Babcock & Brown Ltd.	7,848
6,898		BHP Billiton Ltd.	226,676
1,580		BlueScope Steel Ltd.	14,329
1,432		Boral Ltd.	8,227
3,291		Brambles Ltd.	30,081
1,170		Coca-Cola Amatil Ltd.	9,106
143		Cochlear Ltd.	7,194
2,781		Commonwealth Bank of Australia	106,865
1,118		Computershare Ltd.	8,961
982	@	Crown Ltd.	9,423
1,203		CSL Ltd.	40,780
2,394		CSR Ltd.	7,027
2,557	@	Fortescue Metals Group Ltd.	15,269
3,682		Foster’s Group Ltd.	17,258
1,226		Harvey Norman Holdings Ltd.	4,402
107		Incitec Pivot Ltd.	13,834
5,008		Insurance Australia Group	16,857
2,981		John Fairfax Holdings Ltd.	9,511
289		Leighton Holdings Ltd.	11,372
935		Lend Lease Corp., Ltd.	11,364
2,197		Macquarie Airports Management Ltd.	6,530
568		Macquarie Group Ltd.	27,419
4,271		Macquarie Infrastructure Group	10,901
3,421		National Australia Bank Ltd.	94,610
931		Newcrest Mining Ltd.	28,255
1,648		OneSteel Ltd.	9,649
752		Orica Ltd.	20,089
1,739		Origin Energy Ltd.	14,568
3,170		Oxiana Ltd.	9,223
1,105	@	Paladin Resources Ltd.	5,145
2,034		Qantas Airways Ltd.	7,327
1,867		QBE Insurance Group Ltd.	38,199
598		Rio Tinto Ltd.	67,177
1,280		Santos Ltd.	17,022
186		Sims Group Ltd.	5,062
597		Sonic Healthcare Ltd.	7,524
2,145		Suncorp-Metway Ltd.	25,419
1,312		TABCORP Holdings Ltd.	17,020
3,622		Tattersall’s Ltd.	11,583
3,444		Telstra Corp. Ltd.	8,879
5,691		Telstra Corp., Ltd.	22,943
1,300		Toll Holdings Ltd.	11,965
2,588	@	Transurban Group	15,400
1,385		Wesfarmers Ltd.	50,934
3,703		Westpac Banking Corp.	80,819
986		Woodside Petroleum Ltd.	48,999
2,568		Woolworths Ltd.	68,303
340		WorleyParsons Ltd.	10,421
1,200		Zinifex Ltd.	10,955
			1,426,019
		Austria: 0.6%
443		Erste Bank der Oesterreichischen Sparkassen AG	28,734
1,074	@	Immoeast Immobilien Anlagen AG	10,338
753		Immofinanz Immobilien Anlagen AG	8,162
778	@	Meinl European Land Ltd.	8,847
186		Oesterreichische Elektrizitaetswirtschafts AG	13,230
361		OMV AG	23,860
117		Raiffeisen International Bank Holding AG	15,962
670		Telekom Austria AG	13,840
226		Voestalpine AG	15,717
92		Wiener Staedtische Allgemeine Versicherung AG	7,051
241		Wienerberger AG	12,781
			158,522
		Belgium: 1.3%
345		Belgacom SA	15,254
30		Colruyt SA	7,730
230		Delhaize Group	18,140

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Belgium (continued)
1,093		Dexia	$31,184
4,359		Fortis	109,530
194		Groupe Bruxelles Lambert SA	23,654
345		InBev NV	30,285
356		KBC Groep NV	46,174
100		Mobistar SA	9,046
95		Nationale A Portefeuille	7,249
150		Solvay SA	19,125
231		UCB SA	8,024
299		Umicore	15,541
			340,936
		Bermuda: 0.1%
522		SeaDrill Ltd. ADR	14,062
			14,062
		China: 0.1%
5,000	@	Foxconn International Holdings Ltd.	6,792
1,800		Tencent Holdings Ltd.	10,387
			17,179
		Cyprus: 0.0%
313		ProSafe SE	4,932
			4,932
		Denmark: 1.1%
4		AP Moller - Maersk A/S - Class A	44,500
4		AP Moller - Maersk A/S - Class B	44,880
79		Carlsberg A/S	10,132
100		Danisco A/S	7,322
900		Danske Bank A/S	33,333
417		DSV A/S	9,158
157		Flsmidth & Co. A/S	15,631
157	@	Jyske Bank	10,602
1,017		Novo-Nordisk A/S	69,985
125		Novozymes A/S	11,759
365	@	Vestas Wind Systems A/S	40,178
			297,480
		Finland: 1.8%
306		Elisa OYJ	7,640
867		Fortum OYJ	35,371
164		Kesko OYJ	8,488
339		Kone OYJ	13,927
241		Metso OYJ	13,018
284		Neste Oil OYJ	9,932
8,165		Nokia OYJ	257,774
231		Nokian Renkaat OYJ	9,895
290		Outokumpu OYJ	13,203
181		Rautaruukki OYJ	8,750
976		Sampo OYJ	26,458
1,326		Stora Enso OYJ (Euro Denominated Security)	15,334
1,346		UPM-Kymmene OYJ	23,945
129		Wartsila OYJ	8,711
295		YIT OYJ	8,383
			460,829
		France: 9.9%
430		Accor SA	31,395
71		ADP	8,092
500		Air France-KLM	14,066
495		Air Liquide	75,490
4,648		Alcatel SA	26,599
192		Alstom	41,592
159	@	Atos Origin	8,853
3,273		AXA SA	118,375
1,678		BNP Paribas	169,197
480		Bouygues SA	30,533
335		Capgemini SA	19,075
1,220		Carrefour SA	94,137
94		Casino Guichard Perrachon SA	11,268
111		Christian Dior SA	12,303
588		Cie de Saint-Gobain	48,056
447		Cie Generale D’Optique Essilor International SA	29,214
135		CNP Assurances	16,648
56	@	Compagnie Generale de Geophysique SA	13,930
316		Compagnie Generale des Etablissements Michelin	33,093
1,464		Credit Agricole SA	45,264
174		Dassault Systemes SA	10,118
196		Electricite de France	17,049
3,694		France Telecom SA	124,102
404		Gaz de France	24,399
837		Groupe Danone	74,842
147		Hermes International	18,382
129		Imerys SA	11,820
209		JC Decaux SA	6,152
301		Lafarge SA	52,304
281		Lagardere SCA	21,058

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		France (continued)
452		L’Oreal SA	$57,388
474		LVMH Moet Hennessy Louis Vuitton SA	52,732
466		Natixis	7,474
93		Neopost SA	10,424
325		Pernod-Ricard SA	33,486
335		Peugeot SA	25,999
168		PPR	24,910
299		Publicis Groupe	11,440
391		Renault SA	43,280
537		Safran SA	11,017
2,106		Sanofi-Aventis	157,957
477		Schneider Electric SA	61,620
309		Scor SA	7,361
44		Societe Des Autoroutes Paris-Rhin-Rhone	5,321
959		Societe Generale	93,838
270		Societe Television Francaise 1	5,949
215		Sodexho Alliance SA	13,216
2,137		Suez SA	140,075
202		Technip SA	15,735
205		Thales SA	13,269
4,348		Total SA	322,119
200		Valeo SA	7,938
93		Vallourec	22,557
730		Veolia Environnement	50,942
838		Vinci SA	60,622
2,389		Vivendi	93,449
			2,557,524
		Germany: 8.6%
403		Adidas AG	26,648
912		Allianz AG	180,766
956		BASF AG	129,088
1,415		Bayer AG	113,426
370		Bayerische Motoren Werke AG	20,428
164		Beiersdorf AG	13,742
100		Bilfinger Berger AG	8,587
217		Celesio AG	10,818
1,242		Commerzbank AG	39,108
327		Continental AG	33,531
1,939		DaimlerChrysler AG	165,985
990		Deutsche Bank AG	112,356
412		Deutsche Boerse AG	66,817
539		Deutsche Lufthansa AG	14,639
1,578		Deutsche Post AG	48,268
180		Deutsche Postbank AG	17,245
5,509		Deutsche Telekom AG	91,963
1,264		E.ON AG	235,749
391		Fresenius Medical Care AG & Co. KGaA	19,646
319	@	GEA Group AG	10,747
543		Henkel KGaA	23,035
86		Hochtief AG	7,872
437		Hypo Real Estate Holding AG	11,535
1,675	@	Infineon Technologies AG	11,783
209		IVG Immobilien AG	5,885
70		K+S AG	22,891
249		Linde AG	35,077
246		MAN AG	32,829
143		Merck KGaA	17,754
341		Metro AG	27,480
425		Muenchener Rueckversicherungs AG	83,363
112	@	Q-Cells AG	11,316
136		Rheinmetall AG	9,590
891		RWE AG	110,056
84		Salzgitter AG	14,727
1,698		SAP AG	84,150
1,769		Siemens AG	193,360
168		Solarworld AG	8,149
749		ThyssenKrupp AG	43,000
449	@	TUI AG	11,547
300		Volkswagen AG	87,035
			2,211,991
		Greece: 0.7%
797		Alpha Bank AE	26,449
320		Coca-Cola Hellenic Bottling Co. SA	14,947
634		EFG Eurobank Ergasias SA	19,286
358		Hellenic Petroleum SA	4,716
483		Hellenic Telecommunications Organization SA	13,694
832		National Bank of Greece SA	43,803
478		OPAP SA	17,048
725		Piraeus Bank SA	22,321
240		Public Power Corp.	10,499
			172,763

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Hong Kong: 2.0%
4,000		Bank of East Asia Ltd.	$20,173
4,000		Belle International Holdings	4,187
9,000		BOC Hong Kong Holdings Ltd.	21,868
4,000		Cathay Pacific Airways Ltd.	7,893
3,000		Cheung Kong Holdings Ltd.	43,191
2,000		Cheung Kong Infrastructure Holdings Ltd.	8,074
2,500		CLP Holdings Ltd.	20,687
2,300		Esprit Holdings Ltd.	27,909
4,000		Hang Lung Properties Ltd.	14,363
1,600		Hang Seng Bank Ltd.	29,171
2,000		Henderson Land Development Co., Ltd.	14,411
7,000		Hong Kong & China Gas	21,179
2,000		Hong Kong Exchanges and Clearing Ltd.	34,746
3,000		HongKong Electric Holdings	19,039
2,000		Hopewell Holdings	7,640
5,000	@	Hutchison Telecommunications International Ltd.	7,138
5,000		Hutchison Whampoa Ltd.	47,558
2,000		Hysan Development Co., Ltd.	5,662
1,500		Kerry Properties Ltd.	9,153
1,500		Kingboard Chemicals Holdings	5,345
4,000		Li & Fung Ltd.	14,983
3,500		MTR Corp.	12,113
5,000		New World Development Ltd.	12,299
4,000		Shangri-La Asia Ltd.	10,906
4,000		Sino Land Co.	8,746
3,000		Sun Hung Kai Properties Ltd.	47,377
2,000		Swire Pacific Ltd.	22,666
2,000		Wharf Holdings Ltd.	9,509
500		Wing Hang Bank Ltd.	7,625
			515,611
		Ireland: 0.7%
1,892		Allied Irish Banks PLC	40,340
1,052		Anglo Irish Bank Corp. PLC	14,138
2,182		Bank of Ireland - London Exchange	32,381
1,111		CRH PLC	42,160
942	@	Elan Corp. PLC	20,061
730		Irish Life & Permanent PLC	14,242
403		Kerry Group PLC	12,650
			175,972
		Italy: 3.9%
1,043		AEM S.p.A.	3,835
895		Alleanza Assicurazioni SpA	11,701
2,101		Assicurazioni Generali S.p.A.	94,563
545		Autostrade S.p.A.	16,496
2,645		Banca Monte dei Paschi di Siena S.p.A.	11,723
1,151		Banca Popolare di Milano Scrl	12,650
1,108		Banche Popolari Unite Scpa	28,413
1,389	@	Banco Popolare Scarl	23,030
8,687		Enel S.p.A.	92,253
5,225		ENI S.p.A.	177,856
1,442		Fiat S.p.A	33,413
686		Finmeccanica S.p.A.	23,358
148		Fondiaria-Sai S.p.A.	6,136
1,797		Intesa Sanpaolo S.p.A.	11,841
15,645		Intesa Sanpaolo S.p.A.	110,378
195		Lottomatica S.p.A.	6,072
360		Luxottica Group S.p.A.	9,062
1,693		Mediaset S.p.A.	15,689
1,139		Mediobanca S.p.A.	23,382
3,515		Parmalat S.p.A	13,512
303	@	Prysmian S.p.A.	6,473
267		Saipem S.p.A.	10,824
1,293		Snam Rete Gas S.p.A.	8,229
28,571		Telecom Italia S.p.A.	59,558
24,181		Telecom Italia S.p.A. RNC	39,956
3,444		Terna S.p.A	14,707
19,330		UniCredito Italiano S.p.A.	129,516
			994,626
		Japan: 19.8%
400		Advantest Corp.	10,494
1,600		Aeon Co., Ltd.	19,278
1,000		Aioi Insurance Co. Ltd.	5,604
500		Aisin Seiki Co., Ltd.	18,857
2,000		Ajinomoto Co., Inc.	20,372
1,000		All Nippon Airways Co., Ltd.	4,419
1,000		Amada Co., Ltd.	7,656
800		Asahi Breweries Ltd.	16,520
2,000		Asahi Glass Co. Ltd.	22,190
3,000		Asahi Kasei Corp.	15,776
1,000		Astellas Pharma, Inc.	39,273
1,000		Bank of Kyoto Ltd.	12,275
3,000		Bank of Yokohama Ltd.	20,528

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Japan (continued)
200		Benesse Corp.	$9,438
1,400		Bridgestone Corp.	24,156
2,200		Canon, Inc.	102,616
600		Casio Computer Co., Ltd.	8,911
5		Central Japan Railway Co.	51,949
2,000		Chiba Bank Ltd.	13,689
1,400		Chubu Electric Power Co., Inc.	35,128
800		Chugai Pharmaceutical Co., Ltd.	9,073
300		Chugoku Electric Power Co., Inc.	6,710
800		Citizen Watch Co. Ltd.	6,829
400		Credit Saison Co., Ltd.	11,224
1,000		Dai Nippon Printing Co., Ltd.	15,986
1,500		Daiichi Sankyo Co., Ltd.	44,500
500		Daikin Industries Ltd.	21,793
200		Daito Trust Construction Co., Ltd.	10,324
1,000		Daiwa House Industry Co. Ltd	9,985
3,000		Daiwa Securities Group, Inc.	26,200
1,000		Denso Corp.	32,601
6		Dentsu, Inc.	13,778
8		East Japan Railway Co.	66,709
600		Eisai Co., Ltd.	20,658
400		Electric Power Development Co.	14,505
200	@	Elpida Memory, Inc.	6,746
400		Fanuc Ltd.	38,374
100		Fast Retailing Co., Ltd.	8,912
900		Fuji Photo Film Co., Ltd.	32,169
4,000		Fujitsu Ltd.	26,454
2,000		Fukuoka Financial Group, Inc.	10,488
1,000		Gunma Bank Ltd.	7,207
3,000		Hankyu Hanshin Holdings, Inc.	13,059
100		Hirose Electric Co., Ltd.	11,312
300		Hitachi Chemical Co. Ltd.	5,700
300		Hitachi Construction Machinery Co., Ltd.	7,608
7,000		Hitachi Ltd.	41,795
500		Hokkaido Electric Power Co., Inc.	11,659
3,000		Hokugin Financial Group, Inc.	9,086
3,300		Honda Motor Co., Ltd.	95,320
900		Hoya Corp.	21,265
300		Ibiden Co., Ltd.	11,899
3		Inpex Holdings, Inc.	33,910
3,000		Ishikawajima - Harima Heavy Industries Co., Ltd.	5,812
3,000		Itochu Corp.	30,004
1,000	@	J Front Retailing Co., Ltd.	6,452
3,000	@	Japan Airlines Corp.	7,823
1,000		Japan Steel Works Ltd.	17,214
10		Japan Tobacco, Inc.	50,025
1,300		JFE Holdings, Inc.	58,150
800		JS Group Corp.	12,117
400		JSR Corp.	9,106
8	@	Jupiter Telecommunications Co.	7,528
2,000		Kajima Corp.	5,744
1,000		Kaneka Corp.	6,321
1,600		Kansai Electric Power Co., Inc.	40,032
1,000		Kao Corp.	28,454
4,000		Kawasaki Heavy Industries Ltd.	8,987
1,000		Kawasaki Kisen Kaisha Ltd.	9,816
6		KDDI Corp.	36,905
1,000		Keihin Electric Express Railway Co. Ltd.	6,827
1,000		Keio Corp.	5,605
100		Keyence Corp.	23,269
3,000		Kintetsu Corp.	10,745
2,000		Kirin Brewery Co., Ltd.	38,124
6,000		Kobe Steel Ltd.	17,299
2,000		Komatsu Ltd.	56,312
200		Konami Corp.	7,621
1,000		Konica Minolta Holdings, Inc.	13,758
500		Koyo Seiko Co., Ltd.	8,257
2,000		Kubota Corp.	12,468
1,000		Kuraray Co., Ltd.	12,019
300		Kurita Water Industries Ltd.	11,198
300		Kyocera Corp.	25,430
1,000		Kyowa Hakko Kogyo Co., Ltd.	9,597
800		Kyushu Electric Power Co., Inc.	19,630
200		Makita Corp.	6,311
4,000		Marubeni Corp.	29,432
900		Marui Co., Ltd.	9,640
4,000		Matsushita Electric Industrial Co., Ltd.	86,948
1,000		Matsushita Electric Works Ltd.	10,381
400		Mediceo Paltac Holdings Co., Ltd.	7,299
1,600		Millea Holdings, Inc.	59,534
3,000		Mitsubishi Chemical Holdings Corp.	19,981
2,800		Mitsubishi Corp.	85,669

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Japan (continued)
4,000		Mitsubishi Electric Corp.	$34,931
2,000		Mitsubishi Estate Co., Ltd.	49,018
1,000		Mitsubishi Gas Chemical Co., Inc.	7,141
7,000		Mitsubishi Heavy Industries Ltd.	30,225
3,000		Mitsubishi Materials Corp.	13,170
6,000	@	Mitsubishi Motors Corp.	9,928
18,000		Mitsubishi UFJ Financial Group, Inc.	157,461
3,000		Mitsui & Co., Ltd.	61,562
2,000		Mitsui Chemicals, Inc.	13,409
2,000		Mitsui Fudosan Co., Ltd.	40,234
2,000		Mitsui OSK Lines Ltd.	24,468
3,000		Mitsui Sumitomo Insurance Co., Ltd.	30,387
2,000		Mitsui Trust Holdings, Inc.	12,190
200		Mitsumi Electric Co., Ltd.	6,372
20		Mizuho Financial Group, Inc.	73,880
500		Murata Manufacturing Co., Ltd.	25,082
800		Namco Bandai Holdings, Inc.	10,889
4,000		NEC Corp.	15,490
200		Nidec Corp.	12,342
1,000		Nikon Corp.	26,765
200		Nintendo Co., Ltd.	104,641
1,000		Nippon Electric Glass Co., Ltd.	15,705
2,000		Nippon Express Co., Ltd.	11,571
2,500		Nippon Mining Holdings, Inc.	13,436
3,000		Nippon Oil Corp.	18,921
1,000		Nippon Sheet Glass Co., Ltd.	4,488
13,000		Nippon Steel Corp.	66,467
12		Nippon Telegraph & Telephone Corp.	51,979
2,000		Nippon Yusen KK	18,964
1,000		Nipponkoa Insurance Co., Ltd.	7,714
5,100		Nissan Motor Co., Ltd.	42,757
500		Nisshin Seifun Group, Inc.	5,385
2,000		Nisshin Steel Co., Ltd.	6,989
300		Nissin Food Products Co., Ltd.	10,124
150		Nitori Co., Ltd.	8,520
400		Nitto Denko Corp.	17,008
300		NOK Corp.	6,179
4,000		Nomura Holdings, Inc.	60,218
400		Nomura Research Institute Ltd.	10,527
1,000		NSK Ltd.	7,610
1,000		NTN Corp.	6,882
5		NTT Data Corp.	22,014
33		NTT DoCoMo, Inc.	50,316
1,000		Obayashi Corp.	4,236
1,000		Odakyu Electric Railway Co. Ltd.	7,444
3,000		OJI Paper Co., Ltd.	13,619
500		Omron Corp.	10,361
100		Oriental Land Co. Ltd.	5,883
220		ORIX Corp.	30,342
4,000		Osaka Gas Co., Ltd.	16,067
600		Pioneer Corp.	6,025
200		Promise Co., Ltd.	5,785
21		Rakuten, Inc.	12,646
13		Resona Holdings, Inc.	21,810
1,000		Ricoh Co., Ltd.	16,545
200		Rohm Co., Ltd.	12,500
100		Sankyo Co., Ltd.	5,967
4,000	@	Sanyo Electric Co., Ltd.	8,518
400		Secom Co., Ltd.	19,682
700		Sega Sammy Holdings, Inc.	7,459
300		Seiko Epson Corp.	8,084
2,000		Sekisui Chemical Co., Ltd.	12,170
1,000		Sekisui House Ltd.	9,342
1,900		Seven & I Holdings Co., Ltd.	48,221
2,000		Sharp Corp.	34,328
200		Shimano, Inc.	9,298
1,000		Shimizu Corp.	4,636
800		Shin-Etsu Chemical Co., Ltd.	41,657
2,000		Shinsei Bank Ltd.	6,605
1,000		Shionogi & Co., Ltd.	17,198
1,000		Shizuoka Bank Ltd.	11,883
3,000		Showa Denko KK	10,130
100		SMC Corp.	10,624
1,600		Softbank Corp.	29,322
2,800		Sojitz Corp.	9,372
2,000		Sompo Japan Insurance, Inc.	17,832
2,100		Sony Corp.	84,465
4	@	Sony Financial Holdings, Inc.	16,235
400		Sumco Corp.	8,821
4,000		Sumitomo Chemical Co., Ltd.	25,819
2,200		Sumitomo Corp.	29,324
1,500		Sumitomo Electric Industries Ltd.	19,175

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Japan (continued)
1,000		Sumitomo Heavy Industries	$6,523
9,000		Sumitomo Metal Industries Ltd.	34,482
1,000		Sumitomo Metal Mining Co., Ltd.	18,878
15		Sumitomo Mitsui Financial Group, Inc.	99,642
1,000		Sumitomo Realty & Development Co., Ltd.	17,816
3,000		Sumitomo Trust & Banking Co., Ltd.	20,791
1,000		Suruga Bank Ltd.	12,726
400		Suzuki Motor Corp.	10,174
400		T&D Holdings, Inc.	21,213
4,000		Taisei Corp.	10,281
1,000		Takashimaya Co., Ltd.	11,324
1,800		Takeda Pharmaceutical Co., Ltd.	90,364
290		Takefuji Corp.	6,145
1,000		Tanabe Seiyaku Co., Ltd.	11,647
300		TDK Corp.	17,861
3,000		Teijin Ltd.	12,719
300		Terumo Corp.	15,791
2,000		Tobu Railway Co., Ltd.	10,733
300		Toho Co. Ltd.	7,045
900		Tohoku Electric Power Co., Inc.	22,030
2,600		Tokyo Electric Power Co., Inc.	69,939
400		Tokyo Electron Ltd.	24,516
4,000		Tokyo Gas Co., Ltd.	16,303
3,000		Tokyu Corp.	15,304
1,000		Tokyu Land Corp.	6,369
1,000		Toppan Printing Co., Ltd.	11,694
3,000		Toray Industries, Inc.	19,663
6,000		Toshiba Corp.	40,324
1,000		Toto Ltd.	9,517
400		Toyo Seikan Kaisha Ltd.	7,658
100		Toyoda Gosei Co., Ltd.	3,805
300		Toyota Boshoku Corp.	9,062
400		Toyota Industries Corp.	14,325
5,600		Toyota Motor Corp.	282,956
500		Toyota Tsusho Corp.	10,739
3,000		Ube Industries Ltd.	9,797
100		Uni-Charm Corp.	7,341
5		West Japan Railway Co.	22,141
36		Yahoo! Japan Corp.	18,920
300		Yakult Honsha Co. Ltd.	9,344
210		Yamada Denki Co., Ltd.	18,309
400		Yamaha Corp.	7,725
1,000		Yamato Holdings Co., Ltd.	14,695
1,000		Yaskawa Electric Corp.	9,576
			5,107,807
		Kazakhstan: 0.0%
626	@	Eurasian Natural Resources Corp.	12,237
			12,237
		Luxembourg: 0.7%
1,959		Arcelor	160,226
79	@	Millicom International Cellular SA	7,544
390		SES - FDR	8,242
			176,012
		Netherlands: 4.9%
2,943		Aegon NV	43,187
592		Akzo Nobel NV	47,500
748	@	ASML Holding NV	18,443
650		European Aeronautic Defence and Space Co. NV	15,387
153		Fugro NV	11,891
497		Heineken NV	28,866
3,999	**	ING Groep NV	149,505
1,154		James Hardie Industries NV	6,608
2,481	@	Koninklijke Ahold NV	36,830
383		Koninklijke DSM NV	18,469
2,287		Koninklijke Philips Electronics NV	87,546
171	@	Qiagen NV	3,551
1,401		Reed Elsevier NV	26,788
8,119		Royal Dutch Shell PLC - Class A	279,551
6,425		Royal Dutch Shell PLC - Class B	216,435
3,658		Royal KPN NV	61,753
307		SBM Offshore NV	9,904
761		TNT NV	28,230
144	@	TomTom	5,955
4,329		Unilever NV	145,730
484		Wolters Kluwer NV	12,835
			1,254,964
		New Zealand: 0.1%
996		Contact Energy Ltd.	6,250
1,550		Fletcher Building Ltd.	10,224
3,881		Telecom Corp. of New Zealand Ltd.	11,449
			27,923

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Norway: 1.0%
469		Acergy SA	$10,086
417		Aker Kvaerner ASA	9,552
1,700		DnB NOR ASA	25,953
1,500		Norsk Hydro ASA	21,975
1,900		Orkla ASA	24,174
400	@	Petroleum Geo-Services ASA	9,931
400	@	Renewable Energy Corp. A/S	11,266
2,650		Statoil ASA	79,503
900		Storebrand ASA	7,134
1,700	@	Telenor ASA	32,738
365		Yara International ASA	21,227
			253,539
		Portugal: 0.3%
5,639		Banco Comercial Portugues SA	18,370
573		Banco Espirito Santo SA	9,968
385		Brisa-Auto Estradas de Portugal SA	5,511
3,520		Energias de Portugal SA	21,369
1,490		Portugal Telecom SGPS SA	17,317
331		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	3,925
			76,460
		Singapore: 1.0%
3,000		CapitaLand Ltd.	14,021
1,000		City Developments Ltd.	8,078
2,000		DBS Group Holdings Ltd.	26,337
2,000		Fraser and Neave Ltd.	7,122
2,000		Keppel Corp., Ltd.	14,559
5,000		Oversea-Chinese Banking Corp.	29,632
3,000		SembCorp Industries Ltd.	8,944
2,000		SembCorp Marine Ltd.	5,615
1,000		Singapore Airlines Ltd.	11,378
2,000		Singapore Exchange Ltd.	11,054
3,000		Singapore Press Holdings Ltd.	10,070
4,000		Singapore Technologies Engineering Ltd.	9,894
18,000		Singapore Telecommunications Ltd.	51,523
3,000		United Overseas Bank Ltd.	41,978
1,000		Venture Corp., Ltd.	7,721
			257,926
		Spain: 4.4%
393		Abertis Infraestructuras SA	12,799
64		Acciona SA	17,136
305		Acerinox SA	8,454
378		ACS Actividades de Construccion y Servicios SA	21,521
7,768		Banco Bilbao Vizcaya Argentaria SA	170,821
1,443		Banco De Sabadell SA	15,826
1,852		Banco Popular Espanol SA	33,573
12,721		Banco Santander Central Hispano SA	253,429
278		Bankinter SA	4,411
609		Cintra Concesiones DE Infrae	9,013
1,614		Corp. Mapfre SA	8,104
1,564		Criteria Caixacorp SA	10,741
478		Enagas	14,279
355		Gamesa Corp. Tecnologica SA	16,206
230		Gas Natural SDG SA	14,211
137		Grupo Ferrovial	9,934
1,656	@	Iberdrola Renovables	11,530
7,156		Iberdrola SA	110,675
418		Inditex SA	23,201
362		Indra Sistemas SA	10,425
257		Red Electrica de Espana	15,740
1,642		Repsol YPF SA	56,569
104	@	Sogecable SA	4,563
8,754		Telefonica SA	251,521
234		Union Fenosa SA	15,731
307		Zardoya-Otis SA	8,519
			1,128,932
		Sweden: 2.4%
150		Alfa Laval AB	9,128
600		Assa Abloy AB	10,893
1,800		Atlas Copco AB	30,779
1,800		Atlas Copco AB - Class B	28,283
600		Boliden AB	6,405
500		Electrolux AB	8,234
417		Getinge AB	10,832
850		Hennes & Mauritz AB	52,325
209		Investor AB	4,708
400	@	Lundin Petroleum AB	5,433
100		Modern Times Group AB	6,982
4,000		Nordea Bank AB	64,880
1,800		Sandvik AB	31,314
600		Scania AB - B Shares	12,576
400		Securitas AB	5,291
800		Skandinaviska Enskilda Banken AB	20,959

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Sweden (continued)
600		Skanska AB	$12,031
600		SKF AB - B Shares	12,080
500		SSAB Svenskt Staal AB	12,865
500		Ssab Svenskt Stal AB	14,082
1,200		Svenska Cellulosa AB - B Shares	21,880
800		Svenska Handelsbanken AB	23,314
404		Swedbank AB	11,331
600		Swedish Match AB	13,103
522		Tele2 AB - B Shares	9,875
30,000		Telefonaktiebolaget LM Ericsson	58,854
3,500		TeliaSonera AB	28,098
2,500		Volvo AB	37,247
2,900		Volvo AB	43,939
			607,721
		Switzerland: 7.6%
4,445		ABB Ltd.	119,802
200	@	Actelion Ltd. - Reg	10,915
354		Adecco SA	20,449
242		Ciba Specialty Chemicals AG	8,825
1,008		Compagnie Financiere Richemont AG	56,592
2,197		Credit Suisse Group	111,867
79		Geberit AG - Reg	11,775
16		Givaudan	15,827
464		Holcim Ltd.	48,736
209		Julius Baer Holding AG - Reg	15,427
117		Kuehne & Nagel International AG	11,727
380	@	Logitech International SA	9,642
104		Lonza Group AG	13,797
806		Nestle SA	402,873
62		Nobel Biocare Holding AG	14,439
4,725		Novartis AG	242,459
56		Pargesa Holding SA	6,244
18	@	PSP Swiss Property AG	1,216
1,437		Roche Holding AG	270,831
158		Schindler Holding AG	11,837
10		SGS SA	14,400
102		Sonova Holding AG - Reg	9,392
1,504		STMicroelectronics NV	16,016
6		Sulzer AG	7,932
73		Swatch Group AG - BR	19,547
168		Swatch Group AG - Reg	8,625
84	@	Swiss Life Holding	23,362
701		Swiss Reinsurance	61,276
28		Swisscom AG	9,603
215		Syngenta AG	62,811
132		Synthes, Inc.	18,455
4,360		UBS AG - Reg	126,955
1,300		Xstrata PLC	91,053
309		Zurich Financial Services AG	97,399
			1,972,106
		United Kingdom: 18.9%
559		3i Group PLC	9,210
852		Amec PLC	12,237
2,685		Anglo American PLC	160,942
446		Antofagasta PLC	6,209
2,882		ARM Holdings PLC	5,033
3,004		AstraZeneca PLC	112,679
5,477		Aviva PLC	67,155
7,126		BAE Systems PLC	68,715
1,191		Balfour Beatty PLC	11,150
13,604		Barclays PLC	122,731
1,290		Barratt Developments PLC	10,593
6,626		BG Group PLC	153,533
4,561		BHP Billiton PLC	134,338
38,275		BP PLC	387,786
1,569	@	British Airways PLC	7,298
3,051		British American Tobacco PLC	114,595
2,094		British Energy Group PLC	27,133
2,331		British Sky Broadcasting PLC	25,773
16,273		BT Group PLC	70,253
625		Bunzl PLC	8,803
746		Burberry Group PLC	6,673
4,162		Cable & Wireless PLC	12,309
4,033		Cadbury Schweppes PLC	44,454
1,221		Capita Group PLC	16,451
321		Carnival PLC	12,791
1,019		Carphone Warehouse Group	5,771
8,287		Centrica PLC	49,099
3,145		Cobham PLC	12,483
3,894		Compass Group PLC	24,919
871		Daily Mail & General Trust	7,479
5,235		Diageo PLC	105,939

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
1,892		Experian Group Ltd.	$13,791
841		Firstgroup PLC	9,414
4,286		Friends Provident PLC	10,519
1,894		GKN PLC	11,462
11,225		GlaxoSmithKline PLC	237,432
2,391		Group 4 Securicor PLC	10,812
5,668		Hays PLC	12,865
8,133		HBOS PLC	90,479
2,292		Home Retail Group	11,897
23,817		HSBC Holdings PLC	392,357
858		ICAP PLC	9,696
922		IMI PLC	8,321
1,407		Imperial Tobacco Group PLC	64,790
1,172		Inchcape PLC	9,357
644		Intercontinental Hotels Group PLC	9,726
2,960		International Power PLC	23,404
1,869	@	Invensys PLC	8,335
1,019		Investec PLC	6,868
9,439		ITV PLC	11,875
3,091		J Sainsbury PLC	21,054
415		Johnson Matthey PLC	16,530
239		Kazakhmys PLC	7,579
4,889		Kingfisher PLC	12,854
1,539		Ladbrokes PLC	9,520
10,971		Legal & General Group PLC	27,531
11,694		Lloyds TSB Group PLC	104,479
344		London Stock Exchange Group PLC	8,254
206		Lonmin PLC	12,524
3,346		Man Group PLC	36,832
3,608		Marks & Spencer Group PLC	27,761
1,757		Meggitt PLC	9,614
900		Mitchells & Butlers PLC	6,134
1,033		Mondi PLC	8,569
5,110		National Grid PLC	70,615
438		Next PLC	9,922
11,258		Old Mutual PLC	24,707
1,743		Pearson PLC	23,606
734		Persimmon PLC	11,147
5,146		Prudential PLC	67,944
676		Punch Taverns PLC	7,229
1,199		Reckitt Benckiser PLC	66,488
2,468		Reed Elsevier PLC	31,433
4,558		Rentokil Initial PLC	8,807
1,415		Resolution PLC	19,223
2,436		Reuters Group PLC	28,037
1,499		Rexam PLC	12,694
2,036		Rio Tinto PLC	211,593
4,059	@	Rolls-Royce Group PLC	32,512
6,646		Royal & Sun Alliance Insurance Group	16,978
21,335		Royal Bank of Scotland Group PLC	142,926
1,860		SABMiller PLC	40,794
1,778		Sage Group PLC	6,649
408		Schroders PLC	7,597
1,673		Scottish & Newcastle PLC	26,227
1,730		Scottish & Southern Energy PLC	48,254
1,050		Serco Group PLC	9,461
461		Severn Trent PLC	13,000
677		Shire PLC	13,105
1,822		Smith & Nephew PLC	24,127
846		Smiths Group PLC	15,795
1,141		Stagecoach Group PLC	5,481
1,376		Standard Chartered PLC	47,053
4,385		Standard Life PLC	21,436
1,033		Tate & Lyle PLC	11,077
2,612		Taylor Woodrow PLC	9,722
15,896		Tesco PLC	119,801
1,214		Thomas Cook Group PLC	6,995
1,873		Tomkins PLC	6,651
429		Travis Perkins PLC	9,133
1,100		TUI Travel PLC	5,630
1,251		Tullow Oil PLC	16,382
3,443		Unilever PLC	116,457
790		United Business Media PLC	8,475
1,736		United Utilities PLC	23,810
182		Vedanta Resources PLC	7,584
109,567		Vodafone Group PLC	325,678
561		Whitbread PLC	13,009
2,284		WM Morrison Supermarkets PLC	12,453
1,499		Wolseley PLC	15,789
2,270		WPP Group PLC	27,100
2,261		Yell Group PLC	6,905
			4,884,660
		Total Common Stock
		(Cost $24,458,801)	25,108,733

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares				Value
REAL ESTATE INVESTMENT TRUSTS: 1.5%
		Australia: 0.5%
2,247		CFS Retail Property Trust		$4,470
7,732		DB Rreef Trust		11,956
4,584		GPT Group		13,721
3,552		Macquarie Goodman Group		14,075
2,558		Mirvac Group		9,444
3,110		Stockland		19,971
3,679		Westfield Group		60,256
				133,893
		France: 0.2%
61		ICADE		9,111
172		Klepierre		10,557
136		Unibail		34,969
				54,637
		Hong Kong: 0.0%
5,000		Link Real Estate Investment Trust		11,129
				11,129
		Japan: 0.4%
3		Japan Prime Realty Investment Corp.		9,972
2		Japan Real Estate Investment Corp.		23,471
3		Japan Retail Fund Investment Corp.		19,087
2		Nippon Building Fund, Inc.		25,487
2		Nomura Real Estate Office Fund, Inc.		16,292
				94,309
		Netherlands: 0.0%
105		Corio NV		9,185
				9,185
		Singapore: 0.1%
5,000	@	CapitaMall Trust		12,653
				12,653
		United Kingdom: 0.3%
1,027		British Land Co. PLC		18,705
595		Hammerson PLC		13,158
813		Land Securities Group PLC		24,356
552		Liberty International PLC		10,702
959		Segro PLC		9,663
				76,584
		Total Real Estate Investment Trusts
		(Cost $371,597)		392,390
PREFERRED STOCK: 0.5%
		Germany: 0.5%
105		Fresenius AG		8,814
520		Henkel KGaA - Vorzug		23,980
209		Porsche AG		38,323
100		RWE AG		9,545
300		Volkswagen AG		49,752
		Total Preferred Stock
		(Cost $119,329)		130,414
		Total Long-Term Investments
		(Cost $24,949,727)		25,631,537
SHORT-TERM INVESTMENTS: 0.2%
		Mutual Fund: 0.2%
51,000	**	ING Institutional Prime Money Market Fund		51,000
		Total Short-Term Investments
		(Cost $51,000)		51,000
		Total Investments in Securities
		(Cost $25,000,727) *	99.6%	$25,682,537
		Other Assets and Liabilities – Net	0.4	96,547
		Net Assets	100.0%	$25,779,084

	@	Non-income producing security
	ADR	American Depositary Receipt
	FDR	Fiduciary Depositary Receipt
	**	Investment in affiliate
	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,059,838
		Gross Unrealized Depreciation		(378,028)
		Net Unrealized Appreciation		$681,810

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	0.1%
Aerospace/Defense	0.7
Agriculture	0.9
Airlines	0.3
Apparel	0.3
Auto Manufacturers	3.6
Auto Parts & Equipment	0.8
Banks	14.9
Beverages	1.4
Biotechnology	0.2
Building Materials	1.4
Chemicals	3.1
Commercial Services	1.1
Computers	0.4
Cosmetics/Personal Care	0.5
Distribution/Wholesale	1.2
Diversified	0.8
Diversified Financial Services	2.7
Electric	5.0
Electrical Components & Equipment	1.1
Electronics	1.3
Energy - Alternate Sources	0.3
Engineering & Construction	1.6
Entertainment	0.3
Environmental Control	0.1
Food	5.1
Food Service	0.2
Forest Products & Paper	0.3
Gas	0.6
Hand/Machine Tools	0.2
Healthcare - Products	0.5
Healthcare - Services	0.1
Holding Companies - Diversified	0.7
Home Builders	0.3
Home Furnishings	0.8
Household Products/Wares	0.5
Insurance	5.5
Internet	0.2
Investment Companies	0.1
Iron/Steel	1.9
Leisure Time	0.2
Lodging	0.2
Machinery - Construction & Mining	0.5
Machinery - Diversified	1.2
Media	1.5
Metal Fabricate/Hardware	0.3
Mining	4.2
Miscellaneous Manufacturing	1.5
Office Property	0.3
Office/Business Equipment	0.5
Oil & Gas	7.4
Oil & Gas Services	0.3
Packaging & Containers	0.1
Pharmaceuticals	5.5
Real Estate	1.4
Retail	1.7
Semiconductors	0.4
Shipbuilding	0.0
Shopping Centers	0.4
Software	0.5
Telecommunications	7.2
Textiles	0.2
Toys/Games/Hobbies	0.5
Transportation	2.0
Venture Capital	0.0
Water	0.3
Short-Term Investments	0.2
Other Assets and Liabilities - Net	0.4
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•      Level 1 - quoted prices in active markets for identical investments

•      Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates,  prepayment speeds, credit risk, etc.)

•      Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$25,576,104	$—
Level 2- Other Significant Observable Inputs	106,433	—
Level 3- Significant Unobservable Inputs	—	—
Total	$25,682,537	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Lehman Brothers U.S. Aggregate Bond Index Portfolio	as of March 31, 2008 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 21.1%
		Aerospace/Defense: 0.4%
$100,000	C	Northrop Grumman Corp., 7.125%, due 02/15/11	$108,225
85,000	C	United Technologies Corp., 4.875%, due 05/01/15	86,630
			194,855
		Airlines: 0.6%
97,284	#, C	Delta Air Lines, Inc., 6.821%, due 08/10/22	93,393
100,000	C	Northwest Airlines, Inc., 7.027%, due 11/01/19	91,000
98,268	C	Southwest Airlines Co. 2007-1 Pass-Through Trust, 6.150%, due 08/01/22	96,318
			280,711
		Auto Manufacturers: 0.1%
55,000		DaimlerChrysler NA Holding Corp., 6.500%, due 11/15/13	58,043
			58,043
		Banks: 1.6%
110,000		Bank of America Corp., 5.375%, due 06/15/14	113,274
125,000	@@	Deutsche Bank AG/London, 5.375%, due 10/12/12	130,769
100,000	@@	HSBC Holdings PLC, 6.500%, due 09/15/37	95,165
255,000	@@	Kreditanstalt fuer Wiederaufbau, 4.500%, due 09/21/09	263,040
110,000	@@	Royal Bank of Scotland Group PLC, 5.000%, due 11/12/13	113,941
100,000		Wachovia Corp., 5.700%, due 08/01/13	100,119
			816,308
		Beverages: 0.2%
100,000	C	Coca-Cola Co., 5.350%, due 11/15/17	104,543
			104,543
		Chemicals: 0.2%
40,000		Dow Chemical Co., 7.375%, due 11/01/29	43,031
75,000	C	EI Du Pont de Nemours & Co., 5.000%, due 01/15/13	78,177
			121,208
		Commercial Services: 0.1%
50,000	#	Erac USA Finance Co., 7.000%, due 10/15/37	41,216
			41,216
		Computers: 0.2%
100,000	C	Hewlett-Packard Co., 4.500%, due 03/01/13	101,560
			101,560
		Cosmetics/Personal Care: 0.1%
50,000	C	Procter & Gamble Co., 5.550%, due 03/05/37	50,105
			50,105
		Diversified Financial Services: 5.3%
50,000		American Express Co., 6.150%, due 08/28/17	49,857
75,000		Bear Stearns Cos., Inc., 5.350%, due 02/01/12	72,190
40,000		CIT Group, Inc., 5.000%, due 02/13/14	31,516
100,000		Citigroup, Inc., 5.000%, due 09/15/14	94,370
90,000		Citigroup, Inc., 5.875%, due 05/29/37	78,420
100,000	@@, C	ConocoPhillips Canada Funding Co. I, 5.625%, due 10/15/16	104,969
40,000		Countrywide Financial Corp., 5.800%, due 06/07/12	36,272
375,000		General Electric Capital Corp., 5.250%, due 10/19/12	390,063
100,000	C	General Electric Capital Corp., 6.750%, due 03/15/32	107,137
175,000		Goldman Sachs Group, Inc., 4.750%, due 07/15/13	170,364
100,000		Goldman Sachs Group, Inc., 6.150%, due 04/01/18	100,036
75,000	C	Goldman Sachs Group, Inc., 6.450%, due 05/01/36	67,798
275,000		HSBC Finance Corp., 4.125%, due 11/16/09	270,862
75,000		HSBC Finance Corp., 5.000%, due 06/30/15	70,697
110,000		International Lease Finance Corp., 5.625%, due 09/15/10	110,935
150,000		International Lease Finance Corp., 5.625%, due 09/20/13	147,045
75,000	C	JP Morgan Chase Capital XV, 5.875%, due 03/15/35	63,967
175,000		JPMorgan Chase & Co., 5.375%, due 10/01/12	181,889
110,000	C	Merrill Lynch & Co., Inc., 6.220%, due 09/15/26	92,632
100,000	C	Morgan Stanley, 5.375%, due 10/15/15	95,037
200,000	C	Morgan Stanley, 6.625%, due 04/01/18	200,432
145,000	C	National Rural Utilities Cooperative Finance Corp., 5.750%, due 08/28/09	148,935
			2,685,423
		Electric: 1.6%
40,000	C	Dominion Resources, Inc., 5.950%, due 06/15/35	37,896
50,000	C	Duke Energy Carolinas, LLC, 6.000%, due 01/15/38	50,008
75,000	C	Exelon Generation Co., LLC, 6.200%, due 10/01/17	74,443
150,000	C	FirstEnergy Corp., 6.450%, due 11/15/11	157,140
100,000	C	Florida Power & Light Co., 5.550%, due 11/01/17	104,878
50,000	C	Midamerican Energy Co., 4.650%, due 10/01/14	49,325
50,000	C	Midamerican Energy Holdings Co., 6.125%, due 04/01/36	48,485
50,000	C	Pacific Gas & Electric Co., 6.050%, due 03/01/34	49,175
175,000	C	Progress Energy, Inc., 7.100%, due 03/01/11	188,498
50,000	C	Southern Cal Edison, 6.000%, due 01/15/34	50,600
			810,448
		Electronics: 0.1%
50,000	@@, C	Koninklijke Philips Electronics NV, 5.750%, due 03/11/18	51,041
			51,041

PORTFOLIO OF INVESTMENTS
ING Lehman Brothers U.S. Aggregate Bond Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		Food: 0.3%
$100,000		Kraft Foods, Inc., 6.500%, due 08/11/17	$102,774
50,000	C	Kroger Co., 5.500%, due 02/01/13	51,761
			154,535
		Healthcare - Products: 0.3%
100,000	@@, #, C	Covidien International Finance SA, 6.000%, due 10/15/17	103,257
50,000	C	Johnson & Johnson, 5.950%, due 08/15/37	53,218
			156,475
		Healthcare - Services: 0.1%
50,000	C	WellPoint, Inc., 5.850%, due 01/15/36	41,906
			41,906
		Household Products/Wares: 0.1%
50,000	C	Clorox Co., 5.450%, due 10/15/12	51,524
			51,524
		Insurance: 0.5%
75,000	C	Hartford Financial Services Group, Inc., 5.250%, due 10/15/11	77,195
75,000	C	MetLife, Inc., 5.000%, due 06/15/15	73,818
50,000		Prudential Financial, Inc., 6.625%, due 12/01/37	49,546
40,000	C	Travelers Cos., Inc., 6.250%, due 06/15/37	37,195
			237,754
		Media: 1.3%
125,000	C	Comcast Corp., 6.300%, due 11/15/17	126,743
65,000	C	Comcast Corp., 6.500%, due 11/15/35	61,666
50,000	C	COX Communications, Inc., 5.450%, due 12/15/14	49,294
75,000	C	News America, Inc., 6.150%, due 03/01/37	71,079
100,000	@@, C	Rogers Cable, Inc., 5.500%, due 03/15/14	94,491
75,000	C	Time Warner Cable, Inc., 5.850%, due 05/01/17	71,915
50,000	C	Time Warner, Inc., 5.875%, due 11/15/16	47,626
50,000	C	Time Warner, Inc., 6.500%, due 11/15/36	46,013
75,000	C	Viacom, Inc., 5.750%, due 04/30/11	75,851
			644,678
		Mining: 0.2%
75,000	C	Alcoa, Inc., 5.550%, due 02/01/17	73,182
			73,182
		Miscellaneous Manufacturing: 0.2%
100,000	@@, #, C	Siemens Financieringsmaatschappij NV, 6.125%, due 08/17/26	97,910
			97,910
		Multi - National: 0.9%
250,000	@@	European Investment Bank, 3.250%, due 05/15/13	251,721
205,000	@@	European Investment Bank, 4.625%, due 09/15/10	215,283
			467,004
		Office/Business Equipment: 0.3%
125,000	C	Xerox Corp., 5.500%, due 05/15/12	126,168
			126,168
		Oil & Gas: 1.2%
100,000	C	Anadarko Petroleum Corp., 5.950%, due 09/15/16	103,586
50,000	C	Apache Corp., 5.625%, due 01/15/17	52,250
50,000	@@, C	Canadian Natural Resources Ltd., 6.250%, due 03/15/38	48,116
50,000	@@, C	EnCana Corp., 6.625%, due 08/15/37	50,823
75,000	C	Enterprise Products Operating L.P., 6.300%, due 09/15/17	75,500
100,000	C	Marathon Oil Corp., 6.000%, due 10/01/17	101,626
50,000	@@, C	Nexen, Inc., 6.400%, due 05/15/37	48,036
50,000	@@, C	Suncor Energy, Inc., 6.500%, due 06/15/38	49,485
25,000	C	Valero Energy Corp., 6.625%, due 06/15/37	23,972
50,000	C	XTO Energy, Inc., 6.100%, due 04/01/36	49,635
			603,029
		Pharmaceuticals: 0.5%
125,000	@@, C	AstraZeneca PLC, 5.400%, due 09/15/12	131,999
50,000	C	Bristol-Myers Squibb Co., 5.250%, due 08/15/13	53,201
50,000	C	Wyeth, 5.950%, due 04/01/37	49,019
			234,219
		Pipelines: 0.4%
50,000	#, C	DCP Midstream LLC, 6.750%, due 09/15/37	49,009
50,000	C	Kinder Morgan Energy Partners LP, 6.950%, due 01/15/38	49,221
50,000	#, C	NGPL PipeCo, LLC, 6.514%, due 12/15/12	51,980
50,000	C	ONEOK Partners L.P., 6.850%, due 10/15/37	49,635
			199,845
		Real Estate: 0.1%
75,000	C	Simon Property Group LP, 5.250%, due 12/01/16	68,232
			68,232
		Regional(state/provnc): 0.5%
140,000	@@	Province of Ontario Canada, 3.625%, due 10/21/09	142,726
100,000	@@	Province of Quebec Canada, 7.125%, due 02/09/24	123,713
			266,439
		Retail: 0.9%
75,000	C	CVS Caremark Corp., 6.250%, due 06/01/27	74,951
50,000	C	Home Depot, Inc., 5.875%, due 12/16/36	40,944
30,000		JC Penney Corp., Inc., 6.375%, due 10/15/36	25,571
100,000	C	McDonald’s Corp., 5.350%, due 03/01/18	101,416

PORTFOLIO OF INVESTMENTS
ING Lehman Brothers U.S. Aggregate Bond Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		Retail (continued)
$50,000	C	Target Corp., 6.500%, due 10/15/37	$48,500
175,000		Wal-Mart Stores, Inc., 4.500%, due 07/01/15	174,215
			465,597
		Savings & Loans: 0.2%
125,000		Washington Mutual, Inc., 4.200%, due 01/15/10	105,042
			105,042
		Telecommunications: 2.5%
65,000	C	AT&T, Inc., 6.500%, due 09/01/37	64,506
25,000	@@, C	British Telecommunications PLC, 9.125%, due 12/15/30	31,133
200,000	C	Cisco Systems, Inc., 5.250%, due 02/22/11	208,916
35,000	@@	Deutsche Telekom International Finance BV, 8.250%, due 06/15/30	42,102
50,000	C	Embarq Corp., 7.082%, due 06/01/16	47,408
100,000	@@, C	France Telecom SA, 7.750%, due 03/01/11	108,505
275,000	C	New Cingular Wireless Services, Inc., 7.875%, due 03/01/11	299,315
125,000	C	Qwest Corp., 8.875%, due 03/15/12	128,125
50,000	@@, C	Telecom Italia Capital SA, 5.250%, due 10/01/15	45,494
50,000	@@, C	Telefonica Europe BV, 8.250%, due 09/15/30	58,553
100,000	C	Verizon Communications, Inc., 5.350%, due 02/15/11	103,636
50,000	C	Verizon Global Funding Corp., 7.750%, due 12/01/30	54,476
75,000	@@, C	Vodafone Group PLC, 5.625%, due 02/27/17	73,052
			1,265,221
		Transportation: 0.1%
50,000	@@, C	Canadian National Railway Co., 6.375%, due 11/15/37	49,063
			49,063
		Total Corporate Bonds/Notes
		(Cost $10,693,860)	10,623,284
U.S. GOVERNMENT AGENCY OBLIGATIONS: 46.1%
		Federal Home Loan Bank: 2.4%
180,000		4.500%, due 11/15/12	190,108
575,000		4.875%, due 05/14/10	605,685
140,000		5.375%, due 05/18/16	154,042
125,000		5.500%, due 08/13/14	138,438
95,000		5.625%, due 06/11/21	106,314
			1,194,587
		Federal Home Loan Mortgage Corporation: 13.4%
205,000		4.500%, due 04/01/23	203,964
1,310,000	W	5.000%, due 04/15/35	1,297,104
300,044		5.121%, due 08/01/36	304,138
590,000		5.125%, due 04/18/11	630,560
150,000		5.125%, due 07/15/12	162,404
120,000		5.125%, due 11/17/17	128,958
2,000,000	W	5.500%, due 04/01/33	2,019,688
1,435,000	W	6.000%, due 04/01/34	1,471,548
470,000	W	6.500%, due 04/15/34	487,552
45,000		6.750%, due 03/15/31	56,657
			6,762,573
		Federal National Mortgage Association: 26.9%
194,981		4.000%, due 04/01/23	190,340
535,000	W	4.500%, due 04/01/18	532,158
375,000	W	4.500%, due 04/01/37	361,641
230,000		4.625%, due 10/15/13	244,153
15,000		4.625%, due 10/15/14	15,909
210,000		4.750%, due 11/19/12	224,331
840,000	W	5.000%, due 04/15/21	848,006
1,655,000		5.000%, due 04/01/37	1,638,192
1,119,818		5.319%, due 12/01/37	1,127,192
300,000		5.375%, due 06/12/17	330,084
440,000		5.500%, due 03/15/11	473,771
465,000	W	5.500%, due 04/15/19	474,663
3,015,000	W	5.500%, due 04/01/38	3,043,733
255,000		6.000%, due 08/01/21	262,754
2,170,000		6.000%, due 04/01/34	2,223,232
224,977		6.031%, due 09/01/37	228,766
970,000		6.500%, due 04/01/31	1,004,708
85,000		6.625%, due 11/15/30	105,513
260,000		7.000%, due 04/15/34	272,919
			13,602,065
		Government National Mortgage Association: 3.3%
259,975		5.000%, due 10/15/37	259,852
555,000		5.500%, due 09/15/33	567,444
580,000		6.000%, due 01/15/38	599,530
230,000		7.000%, due 12/15/37	242,296
			1,669,122
		Other U.S. Agency Obligations: 0.1%
30,000		Tennessee Valley Authority, 6.150%, due 01/15/38	35,533
			35,533
		Total U.S. Government Agency Obligations
		(Cost $22,935,096)	23,263,880

PORTFOLIO OF INVESTMENTS
ING Lehman Brothers U.S. Aggregate Bond Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount				Value
U.S. TREASURY OBLIGATIONS: 21.6%
		U.S. Treasury Bonds: 11.0%
$490,000		4.125%, due 05/15/15		$529,851
420,000		4.250%, due 11/15/13		458,456
745,000		4.250%, due 08/15/14		814,495
495,000		4.250%, due 11/15/14		541,407
415,000		4.500%, due 05/15/17		451,118
330,000		4.500%, due 02/15/36		341,009
55,000		4.750%, due 05/15/14		61,759
115,000		5.125%, due 05/15/16		131,046
60,000		5.375%, due 02/15/31		69,413
75,000		6.125%, due 08/15/29		93,932
345,000		6.250%, due 08/15/23		424,754
145,000		6.375%, due 08/15/27		184,558
235,000		6.875%, due 08/15/25		309,980
115,000		8.125%, due 08/15/19		160,236
455,000		8.125%, due 08/15/21		646,420
235,000		8.875%, due 08/15/17		334,838
				5,553,272
		U.S. Treasury Notes: 10.6%
855,000		3.875%, due 09/15/10		901,090
660,000		4.000%, due 09/30/09		683,977
910,000		4.000%, due 03/15/10		951,946
35,000		4.125%, due 08/31/12		37,565
690,000		4.375%, due 12/15/10		739,001
695,000		4.625%, due 08/31/11		754,944
405,000		4.750%, due 01/31/12		443,855
595,000		4.750%, due 05/31/12		652,827
165,000		4.875%, due 04/30/11		179,921
				5,345,126
		Total U.S. Treasury Obligations
		(Cost $10,895,731)		10,898,398
COLLATERALIZED MORTGAGE OBLIGATIONS: 5.7%
500,000	C	Banc of America Commercial Mortgage, Inc., 5.449%, due 01/15/49		475,219
100,000	C	Continental Airlines, Inc., 5.983%, due 04/19/22		89,091
393,062	C	Credit Suisse Mortgage Capital Certificates, 5.250%, due 03/15/39		391,357
500,000	C	Credit Suisse Mortgage Capital Certificates, 5.723%, due 06/15/39		497,488
497,313	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.284%, due 05/15/47		488,443
500,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.434%, due 01/15/49		464,166
500,000	C	Wachovia Bank Commercial Mortgage Trust, 5.509%, due 04/15/47		487,729
		Total Collateralized Mortgage Obligations
		(Cost $2,782,421)		2,893,493
MUNICIPAL BONDS: 0.1%
		Illinois: 0.1%
55,000		State of Illinois, 5.100%, due 06/01/33		54,999
		Total Municipal Bonds
		(Cost $53,327)		54,999
OTHER BONDS: 0.7%
		Foreign Government Bonds: 0.7%
125,000		Italian Republic, 3.250%, due 05/15/09		126,546
200,000		Mexico Government International Bond, 6.375%, due 01/16/13		220,200
		Total Other Bonds
		(Cost $344,341)		346,746
		Total Long-Term Investments
		(Cost $47,704,776)		48,080,800
SHORT-TERM INVESTMENTS: 31.8%
		U.S. Government Agency Obligations: 31.8%
16,032,000	Z	Federal Home Loan Bank, 1.300%, due 04/01/08		16,031,421
		Total Short-Term Investments
		(Cost $16,031,421)		16,031,421
		Total Investments in Securities
		(Cost $63,736,197) *	127.1%	$64,112,221
		Other Assets and Liabilities - Net	(27.1)	(13,651,891)
		Net Assets	100.0%	$50,460,330

	@@	Foreign Issuer
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	W	When-issued or delayed delivery security
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $63,738,669.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$510,679
		Gross Unrealized Depreciation		(137,127)
		Net Unrealized Appreciation		$373,552

PORTFOLIO OF INVESTMENTS
ING Lehman Brothers U.S. Aggregate Bond Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•      Level 1 - quoted prices in active markets for identical investments

•      Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$—	$—
Level 2- Other Significant Observable Inputs	64,112,221	—
Level 3- Significant Unobservable Inputs	—	—
Total	$64,112,221	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Index Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 97.1%
		Advertising: 0.2%
900		Omnicom Group	$39,762
			39,762
		Aerospace/Defense: 2.6%
2,100		Boeing Co.	156,177
1,100		General Dynamics Corp.	91,707
900		Lockheed Martin Corp.	89,370
900		Northrop Grumman Corp.	70,029
1,200		Raytheon Co.	77,532
2,700		United Technologies Corp.	185,814
			670,629
		Agriculture: 1.9%
5,600		Altria Group, Inc.	124,320
1,700		Archer-Daniels-Midland Co.	69,972
5,600	@	Philip Morris International, Inc.	283,248
500		Reynolds American, Inc.	29,515
			507,055
		Apparel: 0.3%
1,000		Nike, Inc.	68,000
			68,000
		Auto Manufacturers: 0.3%
1,300		General Motors Corp.	24,765
1,000		Paccar, Inc.	45,000
			69,765
		Auto Parts & Equipment: 0.2%
1,600		Johnson Controls, Inc.	54,080
			54,080
		Banks: 5.8%
11,900		Bank of America Corp.	451,129
3,000		Bank of New York Mellon Corp.	125,190
1,500		BB&T Corp.	48,090
1,000		Capital One Financial Corp.	49,220
1,500		Fifth Third Bancorp.	31,380
1,500		National City Corp.	14,925
900		PNC Financial Services Group, Inc.	59,013
1,900		Regions Financial Corp.	37,525
1,100		State Street Corp.	86,900
1,000		SunTrust Bank	55,140
4,600		US Bancorp.	148,856
5,300		Wachovia Corp.	143,100
9,100		Wells Fargo & Co.	264,810
			1,515,278
		Beverages: 3.0%
1,900		Anheuser-Busch Cos., Inc.	90,155
6,200		Coca-Cola Co.	377,394
4,400		PepsiCo, Inc.	317,680
			785,229
		Biotechnology: 1.5%
2,900	@	Amgen, Inc.	121,162
800	@	Biogen Idec, Inc.	49,352
1,100	@	Celgene Corp.	67,419
1,200	@	Genentech, Inc.	97,416
700	@	Genzyme Corp.	52,178
			387,527
		Chemicals: 1.7%
2,500		Dow Chemical Co.	92,125
2,500		EI Du Pont de Nemours & Co.	116,900
1,500		Monsanto Co.	167,250
900		Praxair, Inc.	75,807
			452,082
		Commercial Services: 0.9%
1,600	@@	Accenture Ltd.	56,272
1,400		Automatic Data Processing, Inc.	59,346
800		McKesson Corp.	41,896
600		Moody’s Corp.	20,898
2,100		Western Union Co.	44,667
			223,079
		Computers: 5.0%
2,300	@	Apple, Inc.	330,050
6,100	@	Dell, Inc.	121,512
5,600	@	EMC Corp.	80,304
6,700		Hewlett-Packard Co.	305,922
3,700		International Business Machines Corp.	426,018
2,100	@	Sun Microsystems, Inc.	32,613
			1,296,419

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Cosmetics/Personal Care: 2.7%
1,400		Colgate-Palmolive Co.	$109,074
8,400		Procter & Gamble Co.	588,588
			697,662
		Diversified Financial Services: 6.3%
2,800		American Express Co.	122,416
300		Bear Stearns Cos., Inc.	3,147
2,500		Charles Schwab Corp.	47,075
13,900		Citigroup, Inc.	297,738
140		CME Group, Inc.	65,674
1,600		Countrywide Financial Corp.	8,800
1,300		Discover Financial Services	21,281
2,600		Fannie Mae	68,432
400		Franklin Resources, Inc.	38,796
1,800		Freddie Mac	45,576
1,100		Goldman Sachs Group, Inc.	181,929
9,100		JPMorgan Chase & Co.	390,845
1,400		Lehman Brothers Holdings, Inc.	52,696
2,600		Merrill Lynch & Co., Inc.	105,924
2,800		Morgan Stanley	127,960
700		Nyse Euronext	43,197
1,400	@	SLM Corp.	21,490
			1,642,976
		Electric: 2.2%
1,600		Dominion Resources, Inc.	65,344
3,400		Duke Energy Corp.	60,690
500		Entergy Corp.	54,540
1,800		Exelon Corp.	146,286
800		FirstEnergy Corp.	54,896
1,100		FPL Group, Inc.	69,014
1,400		Public Service Enterprise Group, Inc.	56,266
2,000		Southern Co.	71,220
			578,256
		Electrical Components & Equipment: 0.4%
2,100		Emerson Electric Co.	108,066
			108,066
		Electronics: 0.4%
1,100	@	Thermo Electron Corp.	62,524
1,300	@@	Tyco Electronics Ltd.	44,616
			107,140
		Environmental Control: 0.2%
1,400		Waste Management, Inc.	46,984
			46,984
		Food: 1.2%
900		General Mills, Inc.	53,892
600		Kellogg Co.	31,536
4,300		Kraft Foods, Inc.	133,343
1,800		Kroger Co.	45,720
1,700		Sysco Corp.	49,334
			313,825
		Forest Products & Paper: 0.3%
1,200		International Paper Co.	32,640
600		Weyerhaeuser Co.	39,024
			71,664
		Healthcare - Products: 3.9%
1,700		Baxter International, Inc.	98,294
700		Becton Dickinson & Co.	60,095
3,600	@	Boston Scientific Corp.	46,332
1,300	@@	Covidien Ltd.	57,525
7,700		Johnson & Johnson	499,499
3,100		Medtronic, Inc.	149,947
800		Stryker Corp.	52,040
600	@	Zimmer Holdings, Inc.	46,716
			1,010,448
		Healthcare - Services: 0.9%
1,400		Aetna, Inc.	58,926
3,300		UnitedHealth Group, Inc.	113,388
1,400	@	WellPoint, Inc.	61,782
			234,096
		Household Products/Wares: 0.3%
1,100		Kimberly-Clark Corp.	71,005
			71,005
		Insurance: 3.8%
900	@@	ACE Ltd.	49,554
1,300		Aflac, Inc.	84,435
1,500		Allstate Corp.	72,090
6,000		American International Group, Inc.	259,500
1,000		Chubb Corp.	49,480
800		Hartford Financial Services Group, Inc.	60,616
700		Lincoln National Corp.	36,400
1,200		Loews Corp.	48,264
1,400		Marsh & McLennan Cos., Inc.	34,090

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
1,300		Metlife, Inc.	$78,338
1,900		Progressive Corp.	30,533
1,200		Prudential Financial, Inc.	93,900
1,700		Travelers Cos., Inc.	81,345
			978,545
		Internet: 2.1%
800	@	Amazon.com, Inc.	57,040
3,100	@	eBay, Inc.	92,504
600	@	Google, Inc. - Class A	264,282
2,300	@	Symantec Corp.	38,226
3,200	@	Yahoo!, Inc.	92,576
			544,628
		Iron/Steel: 0.2%
800		Nucor Corp.	54,192
			54,192
		Leisure Time: 0.2%
1,200		Carnival Corp.	48,576
			48,576
		Lodging: 0.3%
300	@	Las Vegas Sands Corp.	22,092
800		Marriott International, Inc.	27,488
300	@	MGM Mirage	17,631
			67,211
		Machinery - Construction & Mining: 0.5%
1,700		Caterpillar, Inc.	133,093
			133,093
		Machinery - Diversified: 0.4%
1,200		Deere & Co.	96,528
			96,528
		Media: 3.1%
1,600		CBS Corp. - Class B	35,328
1,300		Clear Channel Communications, Inc.	37,986
7,900		Comcast Corp. – Class A	152,786
1,900	@	DIRECTV Group, Inc.	47,101
900		McGraw-Hill Cos., Inc.	33,255
6,100		News Corp. - Class A	114,375
400	@	Time Warner Cable, Inc.	9,992
9,600		Time Warner, Inc.	134,592
1,600	@	Viacom - Class B	63,392
5,300		Walt Disney Co.	166,314
			795,121
		Mining: 0.9%
2,200		Alcoa, Inc.	79,332
1,000		Freeport-McMoRan Copper & Gold, Inc.	96,220
1,100		Newmont Mining Corp.	49,830
200		Southern Copper Corp.	20,766
			246,148
		Miscellaneous Manufacturing: 5.6%
1,900		3M Co.	150,385
700		Danaher Corp.	53,221
27,500		General Electric Co.	1,017,775
2,100		Honeywell International, Inc.	118,482
1,300		Illinois Tool Works, Inc.	62,699
1,300	@@	Tyco International Ltd.	57,265
			1,459,827
		Oil & Gas: 10.9%
1,200		Anadarko Petroleum Corp.	75,636
900		Apache Corp.	108,738
5,700		Chevron Corp.	486,552
4,400		ConocoPhillips	335,324
1,200		Devon Energy Corp.	125,196
700		EOG Resources, Inc.	84,000
14,400	S	ExxonMobil Corp.	1,217,952
1,900		Marathon Oil Corp.	86,640
2,200		Occidental Petroleum Corp.	160,974
1,500		Valero Energy Corp.	73,665
1,300		XTO Energy, Inc.	80,418
			2,835,095
		Oil & Gas Services: 2.1%
900		Baker Hughes, Inc.	61,650
2,400		Halliburton Co.	94,392
3,100		Schlumberger Ltd.	269,700
800	@	Transocean, Inc.	108,160
			533,902
		Pharmaceuticals: 5.9%
4,100		Abbott Laboratories	226,115
5,300		Bristol-Myers Squibb Co.	112,890
1,000		Cardinal Health, Inc.	52,510
2,700		Eli Lilly & Co.	139,293
2,500	@	Gilead Sciences, Inc.	128,825
1,400	@	Medco Health Solutions, Inc.	61,306
5,800		Merck & Co., Inc.	220,110

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares				Value
		Pharmaceuticals (continued)
18,800		Pfizer, Inc.		$393,484
4,300		Schering-Plough Corp.		61,963
3,600		Wyeth		150,336
				1,546,832
		Retail: 5.3%
900		Best Buy Co., Inc.		37,314
1,200		Costco Wholesale Corp.		77,964
3,900		CVS Caremark Corp.		157,989
4,500		Home Depot, Inc.		125,865
900	@	Kohl’s Corp.		38,601
4,000		Lowe’s Cos., Inc.		91,760
1,200		Macy’s, Inc.		27,672
3,200		McDonald’s Corp.		178,464
200	@	Sears Holding Corp.		20,418
1,900		Staples, Inc.		42,009
2,000	@	Starbucks Corp.		35,000
2,300		Target Corp.		116,564
2,700		Walgreen Co.		102,843
6,400		Wal-Mart Stores, Inc.		337,152
				1,389,615
		Savings & Loans: 0.1%
2,400		Washington Mutual, Inc.		24,720
				24,720
		Semiconductors: 1.9%
3,700		Applied Materials, Inc.		72,187
15,500		Intel Corp.		328,290
3,500		Texas Instruments, Inc.		98,945
				499,422
		Software: 3.4%
1,600	@	Adobe Systems, Inc.		56,944
21,900		Microsoft Corp.		621,522
10,300	@	Oracle Corp.		201,468
100	@	VMware, Inc.		4,282
				884,216
		Telecommunications: 6.5%
16,500		AT&T, Inc.		631,950
16,200	@	Cisco Systems, Inc.		390,258
4,200		Corning, Inc.		100,968
6,200		Motorola, Inc.		57,660
4,500		Qualcomm, Inc.		184,500
7,500		Sprint Nextel Corp.		50,175
7,800		Verizon Communications, Inc.		284,310
				1,699,821
		Transportation: 1.7%
1,000		Burlington Northern Santa Fe Corp.		92,220
800		FedEx Corp.		74,136
1,100		Norfolk Southern Corp.		59,752
700		Union Pacific Corp.		87,766
1,800		United Parcel Service, Inc. - Class B		131,436
				445,310
		Total Common Stock
		(Cost $24,301,888)		25,233,829
REAL ESTATE INVESTMENT TRUSTS: 0.2%
		Regional Malls: 0.2%
600		Simon Property Group, Inc.		55,746
		Total Real Estate Investment Trusts
		(Cost $49,290)		55,746
		Total Long-Term Investments
		(Cost $24,351,178)		25,289,575
SHORT-TERM INVESTMENTS: 2.1%
		Mutual Fund: 2.1%
555,000	**	ING Institutional Prime Money Market Fund		555,000
		Total Short-Term Investments
		(Cost $555,000)		555,000
		Total Investments in Securities
		(Cost $24,906,178) *	99.4%	$25,844,575
		Other Assets and Liabilities - Net	0.6	155,372
		Net Assets	100.0%	$25,999,947

	@	Non-income producing security
	@@	Foreign Issuer
	S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	**	Investment in affiliate
	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,208,511
		Gross Unrealized Depreciation		(270,114)
		Net Unrealized Appreciation		$938,397

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

ING Russell Large Cap Index Portfolio Open Futures Contracts on March 31, 2008

				Unrealized
	Number of	Notional		Appreciation/
Contract Description	Contracts	Market Value ($)	Expiration Date	(Depreciation)
Long Contracts
S&P 500 E-Mini	9	595,800	06/20/08	$8,631
				$8,631

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•      Level 1 - quoted prices in active markets for identical investments

•      Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$25,844,575	$8,631
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$25,844,575	$8,631

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 92.2%
		Advertising: 0.2%
300	@	Getty Images, Inc.	$9,600
3,400	@	Interpublic Group of Cos., Inc.	28,594
500	@	Lamar Advertising Co.	17,965
			56,159
		Aerospace/Defense: 1.0%
200	@	Alliant Techsystems, Inc.	20,706
600	@	BE Aerospace, Inc.	20,970
300		DRS Technologies, Inc.	17,484
800		Goodrich Corp.	46,008
800		L-3 Communications Holdings, Inc.	87,472
1,100		Rockwell Collins, Inc.	62,865
			255,505
		Agriculture: 0.7%
800		Bunge Ltd.	69,504
800		Loews Corp.	58,040
1,000		UST, Inc.	54,520
			182,064
		Airlines: 0.6%
2,000	@	AMR Corp.	18,040
700	@	Continental Airlines, Inc.	13,461
2,100	@	Delta Airlines, Inc.	18,060
1,800	@	Northwest Airlines Corp.	16,182
5,000		Southwest Airlines Co.	62,000
800	@	UAL Corp.	17,224
			144,967
		Apparel: 0.2%
600	@	CROCS, Inc.	10,482
600		VF Corp.	46,506
			56,988
		Auto Manufacturers: 0.4%
13,600	@	Ford Motor Co.	77,792
500		Oshkosh Truck Corp.	18,140
			95,932
		Auto Parts & Equipment: 0.5%
600	@@	Autoliv, Inc.	30,120
700		BorgWarner, Inc.	30,121
1,600	@	Goodyear Tire & Rubber Co.	41,280
400	@	TRW Automotive Holdings Corp.	9,348
400		WABCO Holdings, Inc.	18,248
			129,117
		Banks: 2.4%
1,200		Associated Banc-Corp.	31,956
700		Bancorpsouth, Inc.	16,212
300		Bank of Hawaii Corp.	14,868
300		BOK Financial Corp.	15,669
300		City National Corp.	14,838
1,200		Comerica, Inc.	42,096
400		Commerce Bancshares, Inc.	16,812
400		Cullen/Frost Bankers, Inc.	21,216
100		First Citizens BancShares, Inc.	13,935
1,100		First Horizon National Corp.	15,411
1,000		Fulton Financial Corp.	12,290
2,600		Huntington Bancshares, Inc.	27,950
2,700		Keycorp.	59,265
500		M&T Bank Corp.	40,240
2,000		Marshall & Ilsley Corp.	46,400
1,500		Northern Trust Corp.	99,705
1,700		Synovus Financial Corp.	18,802
1,100		TCF Financial Corp.	19,712
900		Valley National Bancorp.	17,289
600		Webster Financial Corp.	16,722
600		Whitney Holding Corp.	14,874
500		Wilmington Trust Corp.	15,550
900		Zions Bancorp.	40,995
			632,807
		Beverages: 0.8%
500		Brown-Forman Corp.	33,110
2,100		Coca-Cola Enterprises, Inc.	50,820
1,300	@	Constellation Brands, Inc.	22,971
500	@	Hansen Natural Corp.	17,650
800		Molson Coors Brewing Co.	42,056
1,000		Pepsi Bottling Group, Inc.	33,910
400		PepsiAmericas, Inc.	10,212
			210,729

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Biotechnology: 0.5%
400	@	Charles River Laboratories International, Inc.	$23,576
300	@	Invitrogen Corp.	25,641
2,100	@	Millennium Pharmaceuticals, Inc.	32,466
400	@	Millipore Corp.	26,964
1,000	@	Vertex Pharmaceuticals, Inc.	23,890
			132,537
		Building Materials: 0.7%
300		Eagle Materials, Inc.	10,665
300		Martin Marietta Materials, Inc.	31,851
2,500		Masco Corp.	49,575
1,200		Trane, Inc.	55,080
600	@	USG Corp.	22,092
			169,263
		Chemicals: 3.0%
1,400		Air Products & Chemicals, Inc.	128,800
500		Airgas, Inc.	22,735
500		Albemarle Corp.	18,260
400		Ashland, Inc.	18,920
500		Cabot Corp.	14,000
900		Celanese Corp.	35,145
1,700		Chemtura Corp.	12,478
400		Cytec Industries, Inc.	21,540
500		Eastman Chemical Co.	31,225
1,100		Ecolab, Inc.	47,773
500		FMC Corp.	27,745
600		Huntsman Corp.	14,130
500		International Flavors & Fragrances, Inc.	22,025
500		Lubrizol Corp.	27,755
1,100	@	Mosaic Co.	112,860
1,100		PPG Industries, Inc.	66,561
900		Rohm & Haas Co.	48,672
900		RPM International, Inc.	18,846
700		Sherwin-Williams Co.	35,728
800		Sigma-Aldrich Corp.	47,720
800		Valspar Corp.	15,872
			788,790
		Coal: 1.0%
1,000		Arch Coal, Inc.	43,500
1,300		Consol Energy, Inc.	89,947
300		Foundation Coal Holdings, Inc.	15,099
600		Massey Energy Co.	21,900
200	@	Patriot Coal Corp.	9,394
1,800		Peabody Energy Corp.	91,800
			271,640
		Commercial Services: 3.0%
600	@	Alliance Data Systems Corp.	28,506
1,000	@	Apollo Group, Inc. - Class A	43,200
500	@, W	ChoicePoint, Inc.	23,800
1,000	@	Convergys Corp.	15,060
800	@	Corrections Corp. of America	22,016
900		Equifax, Inc.	31,032
600		Global Payments, Inc.	24,816
2,100		H&R Block, Inc.	43,596
2,300	@	Hertz Global Holdings, Inc.	27,738
700	@	Hewitt Associates, Inc.	27,839
1,300	@	Iron Mountain, Inc.	34,372
300	@	ITT Educational Services, Inc.	13,779
500		Manpower, Inc.	28,130
500		Mastercard, Inc.	111,495
800	@	Monster Worldwide, Inc.	19,368
2,300		Paychex, Inc.	78,798
700		Pharmaceutical Product Development, Inc.	29,330
1,200	@	Quanta Services, Inc.	27,804
1,100		Robert Half International, Inc.	28,314
1,500		RR Donnelley & Sons Co.	45,465
2,000		Service Corp. International	20,280
1,500		Total System Services, Inc.	35,490
600	@	United Rentals, Inc.	11,304
			771,532
		Computers: 2.2%
600	@	Affiliated Computer Services, Inc.	30,066
2,900	@	Brocade Communications Systems, Inc.	21,170
2,000	@	Cadence Design Systems, Inc.	21,360
1,900	@	Cognizant Technology Solutions Corp.	54,777
1,100	@	Computer Sciences Corp.	44,869
500		Diebold, Inc.	18,775
400	@	DST Systems, Inc.	26,296
3,500		Electronic Data Systems Corp.	58,275
700	@	Lexmark International, Inc.	21,504
1,400	@	NCR Corp.	31,962
2,300	@	NetApp, Inc.	46,115

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Computers (continued)
1,600	@	Sandisk Corp.	$36,112
3,700		Seagate Technology, Inc.	77,478
1,000	@	Synopsys, Inc.	22,710
1,300	@	Teradata Corp.	28,678
1,500	@	Western Digital Corp.	40,560
			580,707
		Cosmetics/Personal Care: 0.7%
700		Alberto-Culver Co.	19,187
2,900		Avon Products, Inc.	114,666
800		Estee Lauder Cos., Inc.	36,680
			170,533
		Distribution/Wholesale: 0.6%
800		Fastenal Co.	36,744
1,200		Genuine Parts Co.	48,264
1,100	@	Ingram Micro, Inc.	17,413
400	@	Tech Data Corp.	13,120
400	@	Wesco International, Inc.	14,596
500		WW Grainger, Inc.	38,195
			168,332
		Diversified Financial Services: 2.9%
200	@	Affiliated Managers Group, Inc.	18,148
1,700		Ameriprise Financial, Inc.	88,145
400		Blackrock, Inc.	81,672
1,400		CIT Group, Inc.	16,590
700		Eaton Vance Corp.	21,357
600		Federated Investors, Inc.	23,496
500	@	IntercontinentalExchange, Inc.	65,250
2,800		Invesco Ltd.	68,208
300	@	Investment Technology Group, Inc.	13,854
1,100		Janus Capital Group, Inc.	25,597
900		Jefferies Group, Inc.	14,517
400	@@	Lazard Ltd.	15,280
900		Legg Mason, Inc.	50,382
800	@, @@	MF Global Ltd.	7,928
900	@	Nasdaq Stock Market, Inc.	34,794
600		Nymex Holdings, Inc.	54,378
600		Raymond James Financial, Inc.	13,788
100		Student Loan Corp.	9,890
1,800		T. Rowe Price Group, Inc.	90,000
1,700	@	TD Ameritrade Holding Corp.	28,067
			741,341
		Electric: 6.1%
4,600	@	AES Corp.	76,682
1,000		Allegheny Energy, Inc.	50,500
800		Alliant Energy Corp.	28,008
1,300		Ameren Corp.	57,252
2,700		American Electric Power Co., Inc.	112,401
2,000		Centerpoint Energy, Inc.	28,540
1,500		CMS Energy Corp.	20,310
1,800		Consolidated Edison, Inc.	71,460
1,200		Constellation Energy Group, Inc.	105,924
700		DPL, Inc.	17,948
1,100		DTE Energy Co.	42,779
2,400	@	Dynegy, Inc. - Class A	18,936
2,200		Edison International	107,844
1,100		Energy East Corp.	26,532
700		Great Plains Energy, Inc.	17,255
500		Hawaiian Electric Industries	11,935
600		Integrys Energy Group, Inc.	27,984
1,200		MDU Resources Group, Inc.	29,460
1,800	@	Mirant Corp.	65,502
900		Northeast Utilities	22,086
1,700	@	NRG Energy, Inc.	66,283
700		NSTAR	21,301
600		OGE Energy Corp.	18,702
1,200		Pepco Holdings, Inc.	29,664
2,400		PG&E Corp.	88,368
700		Pinnacle West Capital Corp.	24,556
2,500		PPL Corp.	114,800
1,600		Progress Energy, Inc.	66,720
700		Puget Energy, Inc.	18,109
2,400	@	Reliant Resources, Inc.	56,760
600		SCANA Corp.	21,948
1,600		Sierra Pacific Resources	20,208
1,200		TECO Energy, Inc.	19,140
800		Wisconsin Energy Corp.	35,192
2,700		Xcel Energy, Inc.	53,865
			1,594,954
		Electrical Components & Equipment: 0.5%
700	W	Ametek, Inc.	30,737
400	@	Energizer Holdings, Inc.	36,192
400	@	General Cable Corp.	23,628

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Electrical Components & Equipment (continued)
400		Hubbell, Inc.	$17,476
800		Molex, Inc.	18,528
			126,561
		Electronics: 1.7%
2,500	@	Agilent Technologies, Inc.	74,575
1,100		Amphenol Corp.	40,975
1,100		Applera Corp. - Applied Biosystems Group	36,146
800	@	Arrow Electronics, Inc.	26,920
1,000	@	Avnet, Inc.	32,730
500		AVX Corp.	6,405
400	@	Dolby Laboratories, Inc.	14,504
800	@@	Garmin Ltd.	43,208
1,000		Gentex Corp.	17,150
1,300		Jabil Circuit, Inc.	12,298
200	@, @@	Mettler Toledo International, Inc.	19,424
400		National Instruments Corp.	10,456
900		PerkinElmer, Inc.	21,825
400	@	Thomas & Betts Corp.	14,548
900	@	Trimble Navigation Ltd.	25,731
1,800	@	Vishay Intertechnology, Inc.	16,308
700	@	Waters Corp.	38,990
			452,193
		Energy - Alternate Sources: 0.3%
800	@	Covanta Holding Corp.	22,000
200	@	First Solar, Inc.	46,228
200	@	Sunpower Corp.	14,902
			83,130
		Engineering & Construction: 1.4%
600		Fluor Corp.	84,696
1,000	@, @@	Foster Wheeler Ltd.	56,620
800	@	Jacobs Engineering Group, Inc.	58,872
1,100		KBR, Inc.	30,503
1,500	@	McDermott International, Inc.	82,230
500	@	Shaw Group, Inc.	23,570
600	@	URS Corp.	19,614
			356,105
		Entertainment: 0.6%
600	@	DreamWorks Animation SKG, Inc.	15,468
2,200		International Game Technology	88,462
500	@	Penn National Gaming, Inc.	21,865
700		Regal Entertainment Group	13,503
900	@	Scientific Games Corp.	18,999
			158,297
		Environmental Control: 0.4%
2,200	@	Allied Waste Industries, Inc.	23,782
1,100		Nalco Holding Co.	23,265
1,200		Republic Services, Inc.	35,088
600	@	Stericycle, Inc.	30,900
			113,035
		Food: 2.9%
1,500		Campbell Soup Co.	50,925
3,200		ConAgra Foods, Inc.	76,640
600		Corn Products International, Inc.	22,284
1,000	@	Dean Foods Co.	20,090
1,900		Del Monte Foods Co.	18,107
1,100		Hershey Co.	41,437
2,200		HJ Heinz Co.	103,334
500		Hormel Foods Corp.	20,830
500		JM Smucker Co.	25,305
900		McCormick & Co., Inc.	33,273
2,900		Safeway, Inc.	85,115
4,800		Sara Lee Corp.	67,104
800	@	Smithfield Foods, Inc.	20,608
1,800		Tyson Foods, Inc.	28,710
1,000		Whole Foods Market, Inc.	32,970
1,600		WM Wrigley Jr. Co.	100,544
			747,276
		Forest Products & Paper: 0.3%
3,300	@, @@	Domtar Corp.	22,539
2,000	@	Jefferson Smurfit Corp.	15,400
1,000		Louisiana-Pacific Corp.	9,180
1,200		MeadWestvaco Corp.	32,664
			79,783
		Gas: 0.9%
500		AGL Resources, Inc.	17,160
800		Atmos Energy Corp.	20,400
400		Energen Corp.	24,920
1,600		NiSource, Inc.	27,584
1,800		Sempra Energy	95,904
800		Southern Union Co.	18,616
800		UGI Corp.	19,936
700		Vectren Corp.	18,781
			243,301

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Hand/Machine Tools: 0.5%
400		Black & Decker Corp.	$26,440
600		Kennametal, Inc.	17,658
300		Lincoln Electric Holdings, Inc.	19,347
500		Snap-On, Inc.	25,425
600		Stanley Works	28,572
			117,442
		Healthcare - Products: 2.3%
500		Beckman Coulter, Inc.	32,275
700		CR Bard, Inc.	67,480
1,000		Densply International, Inc.	38,600
400	@	Edwards Lifesciences Corp.	17,820
400	@	Gen-Probe, Inc.	19,280
700	@	Henry Schein, Inc.	40,180
400	@	Hillenbrand Industries, Inc.	19,120
400	@	Idexx Laboratories, Inc.	19,704
300	@	Intuitive Surgical, Inc.	97,305
400	@	Kinetic Concepts, Inc.	18,492
1,000	@	Patterson Cos., Inc.	36,300
500	@	Resmed, Inc.	21,090
2,300	@	St. Jude Medical, Inc.	99,337
300	@	Techne Corp.	20,208
900	@	Varian Medical Systems, Inc.	42,156
			589,347
		Healthcare - Services: 1.7%
700	@	Community Health Systems, Inc.	23,499
400	@, W	Covance, Inc.	33,188
1,100	@	Coventry Health Care, Inc.	44,385
800	@	DaVita, Inc.	38,208
800	@	Health Net, Inc.	24,640
1,100	@	Humana, Inc.	49,346
800	@	Laboratory Corp. of America Holdings	58,944
500	@	LifePoint Hospitals, Inc.	13,735
500	@	Lincare Holdings, Inc.	14,055
400	@	Pediatrix Medical Group, Inc.	26,960
1,100		Quest Diagnostics	49,797
3,400	@	Tenet Healthcare Corp.	19,244
400		Universal Health Services, Inc.	21,476
300	@	WellCare Health Plans, Inc.	11,685
			429,162
		Holding Companies - Diversified: 0.2%
1,100		Leucadia National Corp.	49,742
			49,742
		Home Builders: 0.7%
800		Centex Corp.	19,368
2,300		D.R. Horton, Inc.	36,225
700		KB Home	17,311
1,200		Lennar Corp.	22,572
20	@	NVR, Inc.	11,950
1,700		Pulte Homes, Inc.	24,735
500		Ryland Group, Inc.	16,445
300		Thor Industries, Inc.	8,931
900	@	Toll Brothers, Inc.	21,132
			178,669
		Home Furnishings: 0.3%
500		Harman International Industries, Inc.	21,770
600		Whirlpool Corp.	52,068
			73,838
		Household Products/Wares: 0.8%
700		Avery Dennison Corp.	34,475
500		Church & Dwight Co., Inc.	27,120
900		Clorox Co.	50,976
1,000		Fortune Brands, Inc.	69,500
500	@	Jarden Corp.	10,870
500		Scotts Miracle-Gro Co.	16,210
			209,151
		Housewares: 0.2%
1,900		Newell Rubbermaid, Inc.	43,453
300		Toro Co.	12,417
			55,870
		Insurance: 4.7%
20	@	Alleghany Corp.	6,967
400		Allied World Assurance Holdings Ltd.	15,880
600		American Financial Group, Inc.	15,336
100		American National Insurance	10,670
2,000		AON Corp.	80,400
300	@, @@	Arch Capital Group Ltd.	20,601
700		Arthur J. Gallagher & Co.	16,534
800		Assurant, Inc.	48,688
1,100	@@	Axis Capital Holdings Ltd.	37,378
900		Brown & Brown, Inc.	15,642

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
2,000		Cigna Corp.	$81,140
1,100		Cincinnati Financial Corp.	41,844
1,800	@	Conseco, Inc.	18,360
300	@@	Endurance Specialty Holdings Ltd.	10,980
400		Erie Indemnity Co.	20,476
400	@@	Everest Re Group Ltd.	35,812
1,600		Fidelity National Title Group, Inc.	29,328
800		First American Corp.	27,152
3,100		Genworth Financial, Inc.	70,184
400		Hanover Insurance Group, Inc.	16,456
900		HCC Insurance Holdings, Inc.	20,421
80	@	Markel Corp.	35,198
1,800		MBIA, Inc.	21,996
900		MGIC Investment Corp.	9,477
500		Nationwide Financial Services	23,640
2,000		Old Republic International Corp.	25,820
400	@@	PartnerRe Ltd.	30,520
500	@	Philadelphia Consolidated Holding Co.	16,100
1,800		Principal Financial Group, Inc.	100,296
500		Protective Life Corp.	20,280
300		Reinsurance Group of America	16,332
500	@@	RenaissanceRe Holdings Ltd.	25,955
500		Safeco Corp.	21,940
400		Stancorp Financial Group, Inc.	19,084
600		Torchmark Corp.	36,066
200		Transatlantic Holdings, Inc.	13,270
300		Unitrin, Inc.	10,602
2,600		UnumProvident Corp.	57,226
80		White Mountains Insurance Group Ltd.	38,400
1,100		WR Berkley Corp.	30,459
1,200	@@	XL Capital Ltd.	35,460
			1,228,370
		Internet: 1.0%
1,100	@	Akamai Technologies, Inc.	30,976
1,400	@	Emdeon Corp.	13,356
1,300	@	Expedia, Inc.	28,457
700	@	F5 Networks, Inc.	12,719
1,200	@	IAC/InterActiveCorp.	24,912
4,100	@	Liberty Media Corp. - Interactive - Class A	66,174
1,100	@	McAfee, Inc.	36,399
1,500	@	VeriSign, Inc.	49,860
			262,853
		Investment Companies: 0.3%
1,200		Allied Capital Corp.	22,116
1,300		American Capital Strategies Ltd.	44,408
			66,524
		Iron/Steel: 1.2%
700		AK Steel Holding Corp.	38,094
700		Allegheny Technologies, Inc.	49,952
300		Carpenter Technology Corp.	16,791
300		Cleveland-Cliffs, Inc.	35,946
500		Reliance Steel & Aluminum Co.	29,930
1,200		Steel Dynamics, Inc.	39,648
800		United States Steel Corp.	101,496
			311,857
		Leisure Time: 0.4%
1,100		Brunswick Corp.	17,567
1,600		Harley-Davidson, Inc.	60,000
1,000		Royal Caribbean Cruises Ltd.	32,900
			110,467
		Lodging: 0.6%
300	@@	Orient-Express Hotels Ltd.	12,948
1,300		Starwood Hotels & Resorts Worldwide, Inc.	67,275
1,200		Wyndham Worldwide Corp.	24,816
400	@	Wynn Resorts Ltd.	40,256
			145,295
		Machinery - Construction & Mining: 0.3%
700		Joy Global, Inc.	45,612
700	@	Terex Corp.	43,750
			89,362
		Machinery - Diversified: 1.3%
600	@	AGCO Corp.	35,928
1,400		Cummins, Inc.	65,548
400		Flowserve Corp.	41,752
400	@	Gardner Denver, Inc.	14,840
500		Graco, Inc.	18,130
600		IDEX Corp.	18,414
800		Manitowoc Co., Inc.	32,640
1,000		Rockwell Automation, Inc.	57,420
600		Roper Industries, Inc.	35,664
500	@	Zebra Technologies Corp.	16,660
			336,996

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Media: 2.0%
1,500	@	Cablevision Systems Corp.	$32,145
200	@, @@	Central European Media Enterprises Ltd.	17,046
400	@, @@	CTC Media, Inc.	11,100
1,800	@	Discovery Holding Co.	38,196
1,400	@	Dish Network Corp.	40,222
700		EW Scripps Co.	29,407
300		Factset Research Systems, Inc.	16,161
1,700		Gannett Co., Inc.	49,385
400		John Wiley & Sons, Inc.	15,880
2,700	@	Liberty Global, Inc.	92,016
1,000	@	Liberty Media Corp. - Capital Shares A	15,740
3,500	@	Liberty Media Corp. - Entertainment	79,240
400		Meredith Corp.	15,300
10,100	@	Sirius Satellite Radio, Inc.	28,886
20		Washington Post	13,230
2,000	@	XM Satellite Radio Holdings, Inc.	23,240
			517,194
		Metal Fabricate/Hardware: 0.5%
800		Commercial Metals Co.	23,976
900		Precision Castparts Corp.	91,872
800		Timken Co.	23,776
			139,624
		Mining: 0.2%
600		Titanium Metals Corp.	9,030
700		Vulcan Materials Co.	46,480
			55,510
		Miscellaneous Manufacturing: 3.0%
300		Brink’s Co.	20,154
500		Carlisle Cos., Inc.	16,720
1,200		Cooper Industries Ltd.	48,180
400		Crane Co.	16,140
500		Donaldson Co., Inc.	20,140
1,500		Dover Corp.	62,670
2,100		Eastman Kodak Co.	37,107
1,000		Eaton Corp.	79,670
600		Harsco Corp.	33,228
1,800	@@	Ingersoll-Rand Co.	80,244
1,200		ITT Corp.	62,172
1,200		Leggett & Platt, Inc.	18,300
900		Pall Corp.	31,563
1,200		Parker Hannifin Corp.	83,124
700		Pentair, Inc.	22,330
300		SPX Corp.	31,470
300		Teleflex, Inc.	14,313
1,600		Textron, Inc.	88,672
600		Trinity Industries, Inc.	15,990
			782,187
		Office Furnishings: 0.1%
500		HNI, Corp.	13,445
			13,445
		Office/Business Equipment: 0.6%
1,500		Pitney Bowes, Inc.	52,530
6,400		Xerox Corp.	95,808
			148,338
		Oil & Gas: 6.0%
700		Cabot Oil & Gas Corp.	35,588
3,400		Chesapeake Energy Corp.	156,909
600		Cimarex Energy Co.	32,844
1,600	@	Denbury Resources, Inc.	45,680
500		Diamond Offshore Drilling	58,200
1,000		ENSCO International, Inc.	62,620
600	@	Forest Oil Corp.	29,376
800		Frontier Oil Corp.	21,808
800		Helmerich & Payne, Inc.	37,496
1,900		Hess Corp.	167,542
400		Holly Corp.	17,364
1,300		Murphy Oil Corp.	106,782
2,000	@, @@	Nabors Industries Ltd.	67,540
900	@	Newfield Exploration Co.	47,565
1,800		Noble Corp.	89,406
1,200		Noble Energy, Inc.	87,360
1,200		Patterson-UTI Energy, Inc.	31,416
800		Pioneer Natural Resources Co.	39,296
800	@	Plains Exploration & Production Co.	42,512
1,100	@	Pride International, Inc.	38,445
1,100		Questar Corp.	62,216
700	@	Quicksilver Resources, Inc.	25,571
1,000		Range Resources Corp.	63,450
800		Rowan Cos., Inc.	32,944
2,200	@	Southwestern Energy Co.	74,118
900		Sunoco, Inc.	47,223

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
900		Tesoro Petroleum Corp.	$27,000
400	@	Unit Corp.	22,660
			1,570,931
		Oil & Gas Services: 2.7%
1,900		BJ Services Co.	54,169
1,400	@	Cameron International Corp.	58,296
700	@	Dresser-Rand Group, Inc.	21,525
800	@	FMC Technologies, Inc.	45,512
900	@	Grant Prideco, Inc.	44,298
600	@	Helix Energy Solutions Group, Inc.	18,900
2,300	@	National Oilwell Varco, Inc.	134,274
400	@	Oceaneering International, Inc.	25,200
200	@	SEACOR Holdings, Inc.	17,072
1,400		Smith International, Inc.	89,922
500	@	Superior Energy Services	19,810
700	@	Tetra Technologies, Inc.	11,088
2,300	@	Weatherford International Ltd.	166,681
			706,747
		Packaging & Containers: 0.9%
800		Ball Corp.	36,752
900		Bemis Co.	22,887
1,200	@	Crown Holdings, Inc.	30,192
1,100	@	Owens-Illinois, Inc.	62,073
700		Packaging Corp. of America	15,631
1,100	@	Pactiv Corp.	28,831
1,100		Sealed Air Corp.	27,775
800		Sonoco Products Co.	22,904
			247,045
		Pharmaceuticals: 2.6%
2,100		Allergan, Inc.	118,419
1,200		AmerisourceBergen Corp.	49,176
1,000	@	Amylin Pharmaceuticals, Inc.	29,210
700	@	Barr Pharmaceuticals, Inc.	33,817
400	@	Cephalon, Inc.	25,760
1,000	@	Endo Pharmaceuticals Holdings, Inc.	23,940
1,500	@	Express Scripts, Inc.	96,480
2,200	@	Forest Laboratories, Inc.	88,022
400	@@	Herbalife Ltd.	19,000
1,100	@	Hospira, Inc.	47,047
400	@	ImClone Systems, Inc.	16,968
1,900	@	King Pharmaceuticals, Inc.	16,530
2,100		Mylan Laboratories	24,360
1,100		Omnicare, Inc.	19,976
700	@	Sepracor, Inc.	13,664
600	@	VCA Antech, Inc.	16,410
900	@	Warner Chilcott Ltd.	16,200
800	@	Watson Pharmaceuticals, Inc.	23,456
			678,435
		Pipelines: 1.6%
4,600		El Paso Corp.	76,544
900		Equitable Resources, Inc.	53,010
600		National Fuel Gas Co.	28,326
700		Oneok, Inc.	31,241
4,300		Spectra Energy Corp.	97,825
4,000		Williams Cos., Inc.	131,920
			418,866
		Real Estate: 0.3%
1,400	@	CB Richard Ellis Group, Inc.	30,296
500		Forest City Enterprises, Inc.	18,400
200		Jones Lang LaSalle, Inc.	15,468
500		St. Joe Co.	21,465
			85,629
		Retail: 5.5%
600		Abercrombie & Fitch Co.	43,884
700		Advance Auto Parts, Inc.	23,835
1,300		American Eagle Outfitters	22,763
1,000	@	Autonation, Inc.	14,970
300	@	Autozone, Inc.	34,149
1,700	@	Bed Bath & Beyond, Inc.	50,150
600	@	Big Lots, Inc.	13,380
500	@	BJ’s Wholesale Club, Inc.	17,845
900		Brinker International, Inc.	16,695
500		Burger King Holdings, Inc.	13,830
1,500	@	Carmax, Inc.	29,130
500	@	Cheesecake Factory	10,895
2,400	@	Coach, Inc.	72,360
500	@	Copart, Inc.	19,380
900		Darden Restaurants, Inc.	29,295
600	@	Dick’s Sporting Goods, Inc.	16,068
600		Dillard’s, Inc.	10,326
700	@	Dollar Tree, Inc.	19,313
900		Family Dollar Stores, Inc.	17,550

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Retail (continued)
1,300		Foot Locker, Inc.	$15,301
1,100	@	GameStop Corp.	56,881
3,800		Gap, Inc.	74,784
400		Guess ?, Inc.	16,188
600	@	Hanesbrands, Inc.	17,520
1,500		JC Penney Co., Inc.	56,565
1,000		Jones Apparel Group, Inc.	13,420
2,200		Limited Brands, Inc.	37,620
900		Liz Claiborne, Inc.	16,335
1,500		Nordstrom, Inc.	48,900
2,000	@	Office Depot, Inc.	22,100
600		OfficeMax, Inc.	11,484
900	@	O’Reilly Automotive, Inc.	25,668
300	@	Panera Bread Co.	12,567
900		Petsmart, Inc.	18,396
400		Phillips-Van Heusen	15,168
400		Polo Ralph Lauren Corp.	23,316
1,000		RadioShack Corp.	16,250
6,000	@	Rite Aid Corp.	17,640
900		Ross Stores, Inc.	26,964
1,000	@	Saks, Inc.	12,470
1,400		Supervalu, Inc.	41,972
800		Tiffany & Co.	33,472
1,300	@@	Tim Hortons, Inc.	44,265
3,100		TJX Cos., Inc.	102,517
800	@	Urban Outfitters, Inc.	25,080
700		Wendy’s International, Inc.	16,142
700		Williams-Sonoma, Inc.	16,968
3,200		Yum! Brands, Inc.	119,072
			1,430,843
		Savings & Loans: 0.8%
700		Astoria Financial Corp.	19,012
3,700		Hudson City Bancorp., Inc.	65,416
2,300		New York Community Bancorp., Inc.	41,906
1,700		People’s United Financial, Inc.	29,427
3,000		Sovereign Bancorp., Inc.	27,960
900		TFS Financial Corp.	10,827
700		Washington Federal, Inc.	15,988
			210,536
		Semiconductors: 3.4%
4,000	@	Advanced Micro Devices, Inc.	23,560
2,000		Altera Corp.	36,860
2,000		Analog Devices, Inc.	59,040
3,400	@	Atmel Corp.	11,832
3,100	@	Broadcom Corp.	59,737
600	@	Cree, Inc.	16,776
1,100	@	Cypress Semiconductor Corp.	25,971
1,200	@	Integrated Device Technology, Inc.	10,716
600	@	International Rectifier Corp.	12,900
900		Intersil Corp.	23,103
1,200		KLA-Tencor Corp.	44,520
900	@	Lam Research Corp.	34,398
1,400		Linear Technology Corp.	42,966
5,100	@	LSI Logic Corp.	25,245
3,300	@, @@	Marvell Technology Group Ltd.	35,904
1,500	@	MEMC Electronic Materials, Inc.	106,350
1,300		Microchip Technology, Inc.	42,549
5,300	@	Micron Technology, Inc.	31,641
1,700		National Semiconductor Corp.	31,144
800	@	Novellus Systems, Inc.	16,840
3,700	@	Nvidia Corp.	73,223
1,000	@	QLogic Corp.	15,350
500	@	Silicon Laboratories, Inc.	15,770
1,300	@	Teradyne, Inc.	16,146
600	@	Varian Semiconductor Equipment Associates, Inc.	16,890
2,000		Xilinx, Inc.	47,500
			876,931
		Software: 3.3%
1,900	@	Activision, Inc.	51,889
1,500	@	Autodesk, Inc.	47,220
2,800	@	BEA Systems, Inc.	53,620
1,300	@	BMC Software, Inc.	42,276
900		Broadridge Financial Solutions ADR	15,840
2,800		CA, Inc.	63,000
500	@	Cerner Corp.	18,640
1,300	@	Citrix Systems, Inc.	38,129
2,400	@	Compuware Corp.	17,616
400		Dun & Bradstreet Corp.	32,552
2,100	@	Electronic Arts, Inc.	104,832
600		Fair Isaac Corp.	12,912
1,300		Fidelity National Information Services, Inc.	49,582
1,100	@	Fiserv, Inc.	52,899

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Software (continued)
1,500		IMS Health, Inc.	$31,515
2,300	@	Intuit, Inc.	62,123
700	@	Metavante Technologies, inc.	13,993
700	@	Navteq Corp.	47,600
2,500	@	Novell, Inc.	15,725
1,400	@	Red Hat, Inc.	25,746
600	@	Salesforce.com, Inc.	34,722
800		SEI Investments Co.	19,752
			852,183
		Telecommunications: 3.1%
800	@	ADC Telecommunications, Inc.	9,664
1,400	@, @@	Amdocs Ltd.	39,704
2,800	@	American Tower Corp.	109,788
900		CenturyTel, Inc.	29,916
700	@	Ciena Corp.	21,581
2,500		Citizens Communications Co.	26,225
500	@	CommScope, Inc.	17,415
1,600	@	Crown Castle International Corp.	55,184
1,100		Embarq Corp.	44,110
900		Harris Corp.	43,677
1,500	@	JDS Uniphase Corp.	20,085
3,500	@	Juniper Networks, Inc.	87,500
400	@	Leap Wireless International, Inc.	18,640
11,200	@	Level 3 Communications, Inc.	23,744
600	@	NeuStar, Inc.	15,888
1,200	@	NII Holdings, Inc.	38,136
11,100		Qwest Communications International, Inc.	50,283
700	@	SBA Communications Corp.	20,881
600		Telephone & Data Systems, Inc.	23,562
3,200	@	Tellabs, Inc.	17,440
200	@	US Cellular Corp.	11,000
2,200		Virgin Media, Inc.	30,954
3,400		Windstream Corp.	40,630
			796,007
		Textiles: 0.2%
900		Cintas Corp.	25,686
400	@	Mohawk Industries, Inc.	28,644
			54,330
		Toys/Games/Hobbies: 0.3%
900		Hasbro, Inc.	25,110
2,500		Mattel, Inc.	49,750
			74,860
		Transportation: 1.9%
400		Alexander & Baldwin, Inc.	17,232
1,100		CH Robinson Worldwide, Inc.	59,840
300		Con-way, Inc.	14,844
2,700		CSX Corp.	151,389
1,500		Expeditors International Washington, Inc.	67,770
400	@@	Frontline Ltd.	18,408
600		JB Hunt Transport Services, Inc.	18,858
500	@	Kansas City Southern	20,055
400	@	Kirby Corp.	22,800
400		Landstar System, Inc.	20,864
200		Overseas Shipholding Group	14,008
400		Ryder System, Inc.	24,364
300	@@	Teekay Shipping Corp.	12,741
400		Tidewater, Inc.	22,044
			485,217
		Trucking & Leasing: 0.1%
400		GATX Corp.	15,628
			15,628
		Water: 0.1%
1,000		Aqua America, Inc.	18,780
			18,780
		Total Common Stock
		(Cost $23,149,244)	23,947,789
REAL ESTATE INVESTMENT TRUSTS: 5.2%
		Apartments: 0.9%
700		Apartment Investment & Management Co.	25,067
500		AvalonBay Communities, Inc.	48,260
400		BRE Properties, Inc.	18,224
400		Camden Property Trust	20,080
1,900		Equity Residential	78,831
200		Essex Property Trust, Inc.	22,796
1,000		UDR, Inc.	24,520
			237,778
		Diversified: 0.4%
1,200		CapitalSource, Inc.	11,604
1,000		Duke Realty Corp.	22,810
900		Vornado Realty Trust	77,589
			112,003

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares				Value
		Forest Products & Paper: 0.2%
1,000		Plum Creek Timber Co., Inc.		$40,700
500		Rayonier, Inc.		21,720
				62,420
		Health Care: 0.5%
1,400		HCP, Inc.		47,334
600		Health Care Real Estate Investment Trust, Inc.		27,078
900		Ventas, Inc.		40,419
				114,831
		Hotels: 0.3%
600		Hospitality Properties Trust		20,412
3,200		Host Hotels & Resorts, Inc.		50,944
				71,356
		Mortgage: 0.2%
3,100		Annaly Capital Management, Inc.		47,492
				47,492
		Office Property: 0.6%
700		Boston Properties, Inc.		64,449
800		Douglas Emmett, Inc.		17,648
1,700		HRPT Properties Trust		11,441
300		Kilroy Realty Corp.		14,733
600		Mack-Cali Realty Corp.		21,426
400		SL Green Realty Corp.		32,588
				162,285
		Regional Malls: 0.5%
600		CBL & Associates Properties, Inc.		14,118
1,500		General Growth Properties, Inc.		57,255
500		Macerich Co.		35,135
400		Taubman Centers, Inc.		20,840
				127,348
		Shopping Centers: 0.7%
900		Developers Diversified Realty Corp.		37,692
400		Federal Realty Investment Trust		31,180
1,500		Kimco Realty Corp.		58,755
500		Regency Centers Corp.		32,380
600		Weingarten Realty Investors		20,664
				180,671
		Storage: 0.3%
900		Public Storage, Inc.		79,758
				79,758
		Warehouse/Industrial: 0.6%
700		AMB Property Corp.		38,094
1,800		Prologis		105,948
				144,042
		Total Real Estate Investment Trusts
		(Cost $1,220,149)		1,339,984
EXCHANGE-TRADED FUNDS: 2.3%
		Exchange - Traded Funds: 2.3%
6,400		iShares Russell Midcap Index Fund		598,720
		Total Exchange-Traded Funds
		(Cost $585,917)		598,720
		Total Long-Term Investments
		(Cost $24,955,310)		25,886,493
SHORT-TERM INVESTMENTS: 0.0%
		Mutual Fund: 0.0%
14,000	**	ING Institutional Prime Money Market Fund		14,000
		Total Short-Term Investments
		(Cost $14,000)		14,000
		Total Investments in Securities
		(Cost $24,969,310) *	99.7%	$25,900,493
		Other Assets and Liabilities - Net	0.3	67,746
		Net Assets	100.0%	$25,968,239

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
W	When-issued or delayed delivery security
**	Investment in affiliate
*	Cost for federal income tax purposes is the same as for financial statement purposes.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$1,252,025
	Gross Unrealized Depreciation	(320,842)
	Net Unrealized Appreciation	$931,183

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•      Level 1 - quoted prices in active markets for identical investments

•      Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$25,900,493	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$25,900,493	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 91.0%
		Advertising: 0.1%
400	@	Gaiam, Inc.	$6,928
500	@	Greenfield Online, Inc.	5,930
700	@	InVentiv Health, Inc.	20,167
700		Marchex, Inc.	6,986
			40,011
		Aerospace/Defense: 1.0%
900	@	AAR Corp.	24,543
400	@	Aerovironment, Inc.	8,180
400		Cubic Corp.	11,372
1,000		Curtiss-Wright Corp.	41,480
600	@	Esterline Technologies Corp.	30,222
400	@	Gencorp, Inc.	4,116
500		Heico Corp.	24,375
300		Kaman Corp.	8,487
900	@	Moog, Inc.	37,989
1,200	@	Orbital Sciences Corp.	28,920
700	@	Teledyne Technologies, Inc.	32,900
300	@	TransDigm Group, Inc.	11,115
300		Triumph Group, Inc.	17,079
			280,778
		Agriculture: 0.4%
200		Alico, Inc.	8,830
2,000	@	Alliance One International, Inc.	12,080
300		Andersons, Inc.	13,383
600	@	Cadiz, Inc.	9,228
300	@	Tejon Ranch Co.	11,196
600		Universal Corp.	39,318
600		Vector Group Ltd.	10,554
			104,589
		Airlines: 0.4%
2,200	@	Airtran Holdings, Inc.	14,520
700	@	Alaska Air Group, Inc.	13,734
4,400	@	JetBlue Airways Corp.	25,520
800	@	Pinnacle Airlines Corp.	6,984
800	@	Republic Airways Holdings, Inc.	17,328
1,300		Skywest, Inc.	27,456
			105,542
		Apparel: 1.0%
1,200	@	Carter’s, Inc.	19,380
200		Cherokee, Inc.	6,734
300	@	Deckers Outdoor Corp.	32,346
1,100	@	Iconix Brand Group, Inc.	19,085
700		K-Swiss, Inc.	11,074
700	@	Maidenform Brands, Inc.	11,389
500		Oxford Industries, Inc.	11,265
400	@	Perry Ellis International, Inc.	8,732
600	@	Skechers USA, Inc.	12,126
600	@	Steven Madden Ltd.	10,278
1,000	@	Timberland Co.	13,730
400	@	True Religion Apparel, Inc.	7,420
500	@	Volcom, Inc.	10,105
1,000	@	Warnaco Group, Inc.	39,440
400		Weyco Group, Inc.	11,868
1,100		Wolverine World Wide, Inc.	31,911
			256,883
		Auto Manufacturers: 0.0%
1,600	@	Force Protection, Inc.	3,216
			3,216
		Auto Parts & Equipment: 1.0%
800	@	Aftermarket Technology Corp.	15,552
1,000		American Axle & Manufacturing Holdings, Inc.	20,500
700	@	Amerigon, Inc.	10,360
1,700		ArvinMeritor, Inc.	21,267
900	@	Commercial Vehicle Group, Inc.	8,919
1,500		Cooper Tire & Rubber Co.	22,455
1,700	@	Exide Technologies	22,270
3,000	@	Hayes Lemmerz International, Inc.	8,370
1,700	@	Lear Corp.	44,047
900		Modine Manufacturing Co.	13,041
1,000		Spartan Motors, Inc.	8,460
700		Superior Industries International	14,525
1,100	@	Tenneco, Inc.	30,734
600		Titan International, Inc.	18,366
3,100	@	Visteon Corp.	11,656
			270,522

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Banks: 5.9%
500		1st Source Corp.	$10,525
800		Amcore Financial, Inc.	16,280
1,100		AmericanWest Bancorp.	9,592
500		Ameris Bancorp.	8,030
200		Bancfirst Corp.	9,156
800	@@	Banco Latinoamericano de Exportaciones SA	12,320
1,900		Bank Mutual Corp.	20,406
300		Bank of the Ozarks, Inc.	7,170
500		Banner Corp.	11,520
1,100		Boston Private Financial Holdings, Inc.	11,649
500		Capital City Bank Group, Inc.	14,500
400		Capitol Bancorp., Ltd.	8,456
900		Cascade Bancorp.	8,604
300		Cass Information Systems, Inc.	9,468
1,300		Cathay General Bancorp.	26,949
1,700	@	Centennial Bank Holdings, Inc.	10,676
600		Central Pacific Financial Corp.	11,310
600		Chemical Financial Corp.	14,304
1,400		Citizens Banking Corp.	17,402
300		City Bank	6,681
500		City Holding Co.	19,950
400		Columbia Banking System, Inc.	8,952
800		Community Bank System, Inc.	19,648
300		Community Trust Bancorp., Inc.	8,790
800		Corus Bankshares, Inc.	7,784
1,500		CVB Financial Corp.	15,615
500		Enterprise Financial Services Corp.	12,500
2,000	@@	First Bancorp.	20,320
600		First Bancorp.	11,958
900		First Busey Corp.	19,008
800		First Charter Corp.	21,368
1,000		First Commonwealth Financial Corp.	11,590
600		First Community Bancorp., Inc.	16,110
300		First Community Bancshares, Inc.	10,926
1,200		First Financial Bancorp.	16,140
400		First Financial Bankshares, Inc.	16,392
400		First Financial Corp.	12,312
600		First Merchants Corp.	17,124
1,100		First Midwest Bancorp., Inc.	30,547
500		First South Bancorp, Inc./Washington NC	11,250
800		First State Bancorp.	10,712
2,000		FirstMerit Corp.	41,320
1,000		FNB Corp.	15,610
1,100		Frontier Financial Corp.	19,448
1,000		Glacier Bancorp., Inc.	19,170
500		Great Southern Bancorp., Inc.	7,805
500		Hancock Holding Co.	21,010
900		Harleysville National Corp.	12,978
500		Heartland Financial USA, Inc.	10,580
500		Horizon Financial Corp.	6,905
200		IBERIABANK Corp.	8,850
300		Imperial Capital Bancorp., Inc.	6,486
400		Independent Bank Corp.	11,820
800		Independent Bank Corp.	8,304
1,100		International Bancshares Corp.	24,838
1,000		Lakeland Bancorp, Inc.	12,930
800		MB Financial Corp.	24,624
900		Nara Bancorp., Inc.	11,691
1,700		National Penn Bancshares, Inc.	30,923
700		NBT Bancorp., Inc.	15,540
1,500		Old National Bancorp.	27,000
300		Omega Financial Corp.	9,360
500	@@	Oriental Financial Group	9,855
1,100		Pacific Capital Bancorp.	23,650
300		Park National Corp.	21,255
600		Peoples Bancorp., Inc.	14,466
400	@	Pinnacle Financial Partners, Inc.	10,240
600		PrivateBancorp, Inc.	18,882
800		Prosperity Bancshares, Inc.	22,928
1,200		Provident Bankshares Corp.	12,888
400		Renasant Corp.	9,000
300		Republic Bancorp., Inc.	5,664
500		S&T Bancorp, Inc.	16,085
500		Sandy Spring Bancorp, Inc.	13,760
200		SCBT Financial Corp.	6,760
700	@	Signature Bank	17,850
400		Simmons First National Corp.	11,892
1,100		South Financial Group, Inc.	16,346
600		Southwest Bancorp., Inc.	10,506
800		Sterling Bancorp.	12,424

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Banks (continued)
1,600		Sterling Bancshares, Inc.	$15,904
1,300		Sterling Financial Corp.	20,293
700		Sterling Financial Corp./PA	12,215
300		Suffolk Bancorp	9,504
1,700	@	Superior Bancorp.	8,449
1,700		Susquehanna Bancshares, Inc.	34,629
800	@	SVB Financial Group	34,912
900	@	Texas Capital Bancshares, Inc.	15,192
100		Tompkins Financial Corp.	4,920
500		Trico Bancshares	8,655
1,000		Trustco Bank Corp.	8,890
1,200		Trustmark Corp.	26,736
2,500		UCBH Holdings, Inc.	19,400
800		UMB Financial Corp.	32,960
1,300		Umpqua Holdings Corp.	20,163
400		Union Bankshares Corp.	7,748
800		United Bankshares, Inc.	21,320
1,100		United Community Banks, Inc.	18,678
500		Univest Corp. of Pennsylvania	13,095
3,500	@@	W Holding Co., Inc.	4,165
200		Washington Trust Bancorp, Inc.	4,964
500		WesBanco, Inc.	12,355
700		Westamerica Bancorp.	36,820
700	@	Western Alliance Bancorp.	9,002
400		Wintrust Financial Corp.	13,980
			1,580,586
		Beverages: 0.4%
300	@	Boston Beer Co., Inc.	14,262
800	@	Central European Distribution Corp.	46,552
200		Coca-Cola Bottling Co. Consolidated	12,324
200		Farmer Bros Co.	4,628
300	@	Green Mountain Coffee Roasters, Inc.	9,495
500	@	Peet’s Coffee & Tea, Inc.	11,755
			99,016
		Biotechnology: 2.6%
700	@	Acorda Therapeutics, Inc.	12,565
1,500	@	Affymetrix, Inc.	26,115
800	@	Alexion Pharmaceuticals, Inc.	47,440
400	@	AMAG Pharmaceuticals, Inc.	16,172
1,200	@, @@	American Oriental Bioengineering, Inc.	9,720
1,700	@	Applera Corp. - Celera Genomics Group	24,990
1,800	@	Arena Pharmaceuticals, Inc.	12,312
2,600	@	Ariad Pharmaceuticals, Inc.	8,762
400	@	Bio-Rad Laboratories, Inc.	35,580
1,400	@	Cambrex Corp.	9,702
800	@	CryoLife, Inc.	7,520
2,500	@	Encysive Pharmaceuticals, Inc.	5,875
900	@	Enzo Biochem, Inc.	8,181
1,200	@	Enzon Pharmaceuticals, Inc.	11,052
2,100	@	Exelixis, Inc.	14,595
400	@	Genomic Health, Inc.	7,556
2,400	@	Geron Corp.	11,712
300	@	GTx, Inc.	4,824
1,700	@	Halozyme Therapeutics, Inc.	10,812
3,000	@	Human Genome Sciences, Inc.	17,670
1,200	@	Illumina, Inc.	91,080
1,900	@	Incyte Corp.	19,969
500	@	Integra LifeSciences Holdings Corp.	21,735
900	@	InterMune, Inc.	13,122
1,200	@	Keryx Biopharmaceuticals, Inc.	720
700	@	Lifecell Corp.	29,421
700	@	Martek Biosciences Corp.	21,399
900	@	Maxygen, Inc.	5,814
600	@	Medivation, Inc.	8,538
700	@	Momenta Pharmaceuticals, Inc.	7,651
1,000	@	Myriad Genetics, Inc.	40,290
2,300	@	Nektar Therapeutics	15,962
400	@	Omrix Biopharmaceuticals, Inc.	5,600
300	@	Orexigen Therapeutics, Inc.	3,090
1,500	@	Regeneron Pharmaceuticals, Inc.	28,785
1,200	@	RTI Biologics, Inc.	11,340
1,200	@	Savient Pharmaceuticals, Inc.	24,000
1,400	@	Seattle Genetics, Inc.	12,740
2,100	@	SuperGen, Inc.	5,271
1,100	@	Tercica, Inc.	6,303
3,800	@	XOMA Ltd.	9,842
			685,827
		Building Materials: 0.6%
500		AAON, Inc.	10,015
700		Apogee Enterprises, Inc.	10,780
900		Comfort Systems USA, Inc.	11,709
500	@	Drew Industries, Inc.	12,230

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Building Materials (continued)
600	@	Interline Brands, Inc.	$11,130
600		LSI Industries, Inc.	7,926
500	@	NCI Building Systems, Inc.	12,100
900		Simpson Manufacturing Co., Inc.	24,462
600		Texas Industries, Inc.	36,066
400		Universal Forest Products, Inc.	12,880
			149,298
		Chemicals: 2.6%
500		American Vanguard Corp.	8,320
500		Arch Chemicals, Inc.	18,630
500		Balchem Corp.	11,460
1,300	S	CF Industries Holdings, Inc.	134,706
900		Ferro Corp.	13,374
1,500		Georgia Gulf Corp.	10,395
1,200		HB Fuller Co.	24,492
2,600		Hercules, Inc.	47,554
700		Innophos Holdings, Inc.	11,263
700	@@	Innospec, Inc.	14,840
200		Kronos Worldwide, Inc.	4,830
1,300	@	Landec Corp.	10,959
400	@	Metabolix, Inc.	4,380
500		Minerals Technologies, Inc.	31,400
300		NewMarket Corp.	22,635
400		NL Industries, Inc.	4,368
1,500		Olin Corp.	29,640
700	@	OM Group, Inc.	38,178
1,900	@	PolyOne Corp.	12,103
800	@	Rockwood Holdings, Inc.	26,216
700		Schulman A, Inc.	14,371
900		Sensient Technologies Corp.	26,541
800	@, @@	ShengdaTech, Inc.	6,800
700		Spartech Corp.	5,915
2,100	@	Terra Industries, Inc.	74,613
2,400		Tronox, Inc.	9,360
400		Valhi, Inc.	9,356
1,600	@	WR Grace & Co.	36,512
600		Zep, Inc.	9,732
600	@	Zoltek Cos., Inc.	15,912
			688,855
		Coal: 0.6%
1,500	@	Alpha Natural Resources, Inc.	65,160
3,200	@	International Coal Group, Inc.	20,320
1,100		Walter Industries, Inc.	68,893
			154,373
		Commercial Services: 6.4%
1,100		Aaron Rents, Inc.	23,694
900		ABM Industries, Inc.	20,196
500		Administaff, Inc.	11,805
1,700		Advance America Cash Advance Centers, Inc.	12,835
400	@	Advisory Board Co.	21,976
800	@	Albany Molecular Research, Inc.	9,712
1,000	@	AMN Healthcare Services, Inc.	15,420
600		Arbitron, Inc.	25,896
300	@	Bankrate, Inc.	14,967
300		Barrett Business Services, Inc.	5,139
7,800	@	BearingPoint, Inc.	13,104
1,000		Bowne & Co., Inc.	15,250
600	@	Bright Horizons Family Solutions, Inc.	25,824
300	@	Capella Education Co.	16,380
1,100	@	CBIZ, Inc.	8,932
300		CDI Corp.	7,515
1,300	@	Cenveo, Inc.	13,598
500		Chemed Corp.	21,100
600	@	Coinstar, Inc.	16,884
200	@	Consolidated Graphics, Inc.	11,210
2,100	@	Corinthian Colleges, Inc.	15,183
400	@	Cornell Cos., Inc.	8,984
300	@	Corvel Corp.	9,177
400	@	CoStar Group, Inc.	17,200
300	@	CRA International, Inc.	9,642
900	@	Cross Country Healthcare, Inc.	11,133
1,200		Deluxe Corp.	23,052
1,400		DeVry, Inc.	58,576
1,300		Diamond Management & Technology Consultants, Inc.	8,385
500	@	Dollar Financial Corp.	11,500
900	@	Dollar Thrifty Automotive Group	12,276
600	@	DynCorp International, Inc.	10,008
1,000	@	Euronet Worldwide, Inc.	19,260
600	@	ExlService Holdings, Inc.	13,776
400	@	Exponent, Inc.	13,136
400	@	Forrester Research, Inc.	10,632
1,100	@	FTI Consulting, Inc.	78,144

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
1,600	@	Gartner, Inc.	$30,944
1,200	@	Geo Group, Inc.	34,128
1,700	@	Global Cash Access, Inc.	9,962
600	@	H&E Equipment Services, Inc.	7,542
1,000		Healthcare Services Group	20,640
1,200	@	Healthspring, Inc.	16,896
500		Heartland Payment Systems, Inc.	11,505
300		Heidrick & Struggles International, Inc.	9,759
500	@	HMS Holdings Corp.	14,275
900	@	Hudson Highland Group, Inc.	7,623
400	@	Huron Consulting Group, Inc.	16,620
400	@	Integrated Electrical Services, Inc.	6,284
900		Interactive Data Corp.	25,623
1,400	@	INVESTools, Inc.	15,386
800		Jackson Hewitt Tax Service, Inc.	9,176
500		Kelly Services, Inc.	10,280
300	@	Kendle International, Inc.	13,476
600	@	Kenexa Corp.	11,088
900	@	Kforce, Inc.	7,956
1,100	@	Korn/Ferry International	18,590
200		Landauer, Inc.	10,068
1,500	@	LECG Corp.	14,040
1,800	@	Live Nation, Inc.	21,834
400		MAXIMUS, Inc.	14,684
500		McGrath Rentcorp	12,055
600		Monro Muffler, Inc.	10,140
300	@	Morningstar, Inc.	18,405
1,900	@	MPS Group, Inc.	22,458
1,000	@	Navigant Consulting, Inc.	18,980
1,000	@, @@	Net 1 UEPS Technologies, Inc.	22,550
1,100	@	Odyssey Marine Exploration, Inc.	5,929
1,400	@	On Assignment, Inc.	8,890
1,300	@	Parexel International Corp.	33,930
500	@	Pharmanet Development Group	12,615
1,200	@	PHH Corp.	20,916
300	@	Pre-Paid Legal Services, Inc.	12,723
300	@	Providence Service Corp.	9,000
1,400	@	Rent-A-Center, Inc.	25,690
1,100	@	Resources Connection, Inc.	19,657
1,000		Rollins, Inc.	17,690
600	@	RSC Holdings, Inc.	6,540
3,900	@	SAIC, Inc.	72,501
1,000	@	Senomyx, Inc.	5,900
1,400		Sotheby’s	40,474
1,500	@	Spherion Corp.	9,180
500	@	Standard Parking Corp.	10,480
500	@, @@	Steiner Leisure Ltd.	16,500
1,300		Stewart Enterprises, Inc.	8,346
300		Strayer Education, Inc.	45,750
400	@	Team, Inc.	10,920
1,100	@	TeleTech Holdings, Inc.	24,706
600	@	TNS, Inc.	12,384
1,200	@	TrueBlue, Inc.	16,128
700	@	Universal Technical Institute, Inc.	8,211
1,300	@	Valassis Communications, Inc.	14,105
300	W	Viad Corp.	10,803
1,000	@	Vistaprint Ltd.	34,950
400	@	Volt Information Sciences, Inc.	6,784
1,000		Watson Wyatt Worldwide, Inc.	56,750
800	@	Wright Express Corp.	24,584
			1,707,504
		Computers: 2.2%
700	@	3D Systems Corp.	10,283
600		Agilysys, Inc.	6,960
400	@	Ansoft Corp.	12,208
700	@	CACI International, Inc.	31,885
700	@	COMSYS IT Partners, Inc.	5,922
600	@, @@	Comtech Group, Inc.	6,474
1,000	@	Cray, Inc.	5,960
1,000	@	Echelon Corp.	13,500
1,300	@	Electronics for Imaging	19,396
600	@	Hutchinson Technology, Inc.	9,546
800	@	iGate Corp.	5,696
800	@	IHS, Inc.	51,448
900		Imation Corp.	20,466
400		Integral Systems, Inc.	11,692
1,200	@	InterVoice, Inc.	9,552
1,800		Jack Henry & Associates, Inc.	44,406
1,200	@	Magma Design Automation, Inc.	11,484
600	@	Manhattan Associates, Inc.	13,758
2,000	@	Mentor Graphics Corp.	17,660
1,900	@	Mercury Computer Systems, Inc.	10,678

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Computers (continued)
1,800	@	Micros Systems, Inc.	$60,588
500		MTS Systems Corp.	16,130
800	@, @@	Ness Technologies, Inc.	7,592
2,600	@	Palm, Inc.	13,000
1,700	@	Perot Systems Corp.	25,568
5,600	@	Quantum Corp.	11,984
800	@	Rackable Systems, Inc.	7,296
600	@	Radiant Systems, Inc.	8,382
400	@	Rimage Corp.	8,760
400	@	SI International, Inc.	7,676
3,100	@	Silicon Storage Technology, Inc.	8,122
1,400	@	Smart Modular Technologies, Inc.	8,694
900	@	SRA International, Inc.	21,879
1,200	@	STEC, Inc.	7,428
500	@	Stratasys, Inc.	8,900
700	@	SYKES Enterprises, Inc.	12,313
600	@	Synaptics, Inc.	14,328
500		Syntel, Inc.	13,325
			580,939
		Cosmetics/Personal Care: 0.2%
300	@	Chattem, Inc.	19,902
800	@	Elizabeth Arden, Inc.	15,960
7,300	@	Revlon, Inc.	7,154
			43,016
		Distribution/Wholesale: 0.9%
1,000	@	Beacon Roofing Supply, Inc.	10,000
1,100	@	BMP Sunstone Corp.	8,426
1,300	@	Brightpoint, Inc.	10,868
1,100		Building Materials Holding Corp.	4,818
200	@	Core-Mark Holding Co., Inc.	5,748
1,000	@	Fossil, Inc.	30,540
600		Houston Wire & Cable Co.	9,612
2,600	@	LKQ Corp.	58,422
200	@	MWI Veterinary Supply, Inc.	7,052
400	@	Nuco2, Inc.	11,108
800		Owens & Minor, Inc.	31,472
600	@	Scansource, Inc.	21,714
500	@	United Stationers, Inc.	23,850
500		Watsco, Inc.	20,710
			254,340
		Diversified Financial Services: 1.7%
1,600		Advanta Corp.	11,248
900	@	Asset Acceptance Capital Corp.	8,667
400		Asta Funding, Inc.	5,572
600		Calamos Asset Management, Inc.	9,768
1,700		Centerline Holding Co.	6,902
500		Cohen & Steers, Inc.	13,245
1,100	@	CompuCredit Corp.	9,757
400	@	Credit Acceptance Corp.	6,212
800		eSpeed, Inc.	9,328
200	@	FCStone Group, Inc.	5,540
600		Financial Federal Corp.	13,086
200		GAMCO Investors, Inc.	10,072
400	@	GFI Group, Inc.	22,920
400		Greenhill & Co., Inc.	27,824
900	@	Interactive Brokers Group, Inc.	23,103
800	@	KBW, Inc.	17,640
2,200	@	Knight Capital Group, Inc.	35,728
1,100	@	LaBranche & Co., Inc.	4,785
3,300	@	Ladenburg Thalmann Financial Services, Inc.	6,171
1,100	@	MarketAxess Holdings, Inc.	10,934
900		National Financial Partners Corp.	20,223
900		Nelnet, Inc.	10,575
1,000		OptionsXpress Holdings, Inc.	20,710
400	@	Piper Jaffray Cos.	13,584
300	@	Portfolio Recovery Associates, Inc.	12,867
300	@	Stifel Financial Corp.	13,470
700		SWS Group, Inc.	8,561
700	@	Thomas Weisel Partners Group, Inc.	4,634
800	@	TradeStation Group, Inc.	6,816
300		US Global Investors, Inc.	4,062
1,900		Waddell & Reed Financial, Inc.	61,047
400	@	World Acceptance, Corp.	12,740
			447,791
		Electric: 1.8%
600		Allete, Inc.	23,172
8,600	@	Aquila, Inc.	27,606
1,100		Avista Corp.	21,516
700		Black Hills Corp.	25,046
400		CH Energy Group, Inc.	15,560
1,500		Cleco Corp.	33,270
1,300	@	El Paso Electric Co.	27,781

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Electric (continued)
600		Empire District Electric Co.	$12,150
1,000		Idacorp, Inc.	32,110
1,100		ITC Holdings Corp.	57,266
300		MGE Energy, Inc.	10,218
800		NorthWestern Corp.	19,496
300		Ormat Technologies, Inc.	12,903
600		Otter Tail Corp.	21,234
500	@	Pike Electric Corp.	6,965
2,000		PNM Resources, Inc.	24,940
700		Portland General Electric Co.	15,785
600		UIL Holdings Corp.	18,078
900		Unisource Energy Corp.	20,034
2,300		Westar Energy, Inc.	52,371
			477,501
		Electrical Components & Equipment: 0.9%
800	@	Advanced Energy Industries, Inc.	10,608
900	@	American Superconductor Corp.	20,871
900		Belden CDT, Inc.	31,788
500	@	Coleman Cable, Inc.	5,500
500		Encore Wire Corp.	9,105
1,000	@	Energy Conversion Devices, Inc.	29,900
700	@	EnerSys	16,744
2,400	@	GrafTech International Ltd.	38,904
600	@	Greatbatch, Inc.	11,046
400		Insteel Industries, Inc.	4,652
500	@	Littelfuse, Inc.	17,485
200	@	Powell Industries, Inc.	7,874
2,800	@	Power-One, Inc.	8,988
500	@	Superior Essex, Inc.	14,060
600	@	Universal Display Corp.	8,592
400		Vicor Corp.	4,776
			240,893
		Electronics: 2.9%
200		American Science & Engineering, Inc.	10,914
300		Analogic Corp.	19,962
300		Badger Meter, Inc.	12,960
400		Bel Fuse, Inc.	11,144
1,600	@	Benchmark Electronics, Inc.	28,720
1,100		Brady Corp.	36,773
800	@	Checkpoint Systems, Inc.	21,480
1,000	@	Cogent, Inc.	9,430
800		CTS Corp.	8,560
700	@	Cymer, Inc.	18,228
900		Daktronics, Inc.	16,119
500	@	Dionex Corp.	38,495
700	@	Electro Scientific Industries, Inc.	11,536
500	@	Faro Technologies, Inc.	15,590
800	@	FEI Co.	17,464
3,200	@	Flir Systems, Inc.	96,288
600	@	II-VI, Inc.	22,788
700	@	Itron, Inc.	63,161
1,900	@	Kemet Corp.	7,676
1,300	@	L-1 Identity Solutions, Inc.	17,290
600	@	LoJack Corp.	7,584
500	@	Measurement Specialties, Inc.	8,735
800		Methode Electronics, Inc.	9,352
300	@	Multi-Fineline Electronix, Inc.	5,631
900	@	Newport Corp.	10,053
500	@	OSI Systems, Inc.	11,510
100	@	OYO Geospace Corp.	4,542
600		Park Electrochemical Corp.	15,510
1,000	@	Plexus Corp.	28,050
700	@	Rofin-Sinar Technologies, Inc.	31,430
500	@	Rogers Corp.	16,705
800	@	Sonic Solutions, Inc.	7,720
1,500	@	Taser International, Inc.	14,100
900		Technitrol, Inc.	20,817
700	@	TTM Technologies, Inc.	7,924
700	@	Varian, Inc.	40,544
700		Watts Water Technologies, Inc.	19,621
1,400		Woodward Governor Co.	37,408
			781,814
		Energy - Alternate Sources: 0.2%
1,400	@	Aventine Renewable Energy Holdings, Inc.	7,280
300	@	Clean Energy Fuels Corp.	4,008
2,300	@	Evergreen Solar, Inc.	21,321
1,800	@	FuelCell Energy, Inc.	11,970
900	@	Headwaters, Inc.	11,871
1,200	@	VeraSun Energy Corp.	8,820
			65,270

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Engineering & Construction: 0.6%
1,000	@	Aecom Technology Corp.	$26,010
1,100	@	Dycom Industries, Inc.	13,211
1,300	@	EMCOR Group, Inc.	28,873
800		Granite Construction, Inc.	26,168
500	@	Insituform Technologies, Inc.	6,915
400	@	Layne Christensen Co.	14,008
300	@	Michael Baker Corp.	6,738
600	@	Perini Corp.	21,738
300	@	Stanley, Inc.	8,838
			152,499
		Entertainment: 0.7%
1,300	@	Bally Technologies, Inc.	44,642
1,100	@	Bluegreen Corp.	7,370
300		Churchill Downs, Inc.	14,172
900		Cinemark Holdings, Inc.	11,511
1,300	@	Macrovision Corp.	17,550
1,000		National CineMedia, Inc.	22,480
1,300	@	Pinnacle Entertainment, Inc.	16,640
1,300	@	Shuffle Master, Inc.	6,955
500		Speedway Motorsports, Inc.	12,535
400	@	Steinway Musical Instruments	11,408
700	@	Vail Resorts, Inc.	33,803
			199,066
		Environmental Control: 0.8%
500		American Ecology Corp.	12,665
1,000	@	Calgon Carbon Corp.	15,050
1,000	@	Casella Waste Systems, Inc.	10,930
300	@	Clean Harbors, Inc.	19,500
1,800	@	Darling International, Inc.	23,310
700		Energy Solutions, Inc.	16,058
500	@	Fuel Tech, Inc.	10,250
600		Mine Safety Appliances Co.	24,714
6,300	@	Rentech, Inc.	5,607
1,300	@	Tetra Tech, Inc.	25,363
1,600	@	Waste Connections, Inc.	49,184
200		Waste Industries USA, Inc.	7,230
1,000	@, @@	Waste Services, Inc.	8,120
			227,981
		Food: 1.6%
100		Arden Group, Inc.	14,300
300		Cal-Maine Foods, Inc.	10,014
1,000	@	Chiquita Brands International, Inc.	23,110
1,600		Flowers Foods, Inc.	39,600
700	@, @@	Fresh Del Monte Produce, Inc.	25,480
700	@	Great Atlantic & Pacific Tea Co.	18,354
800	@	Hain Celestial Group, Inc.	23,600
400		Imperial Sugar Co.	7,528
400		Ingles Markets, Inc.	9,836
400		J&J Snack Foods Corp.	10,988
700		Lance, Inc.	13,720
400	@	M&F Worldwide Corp.	14,956
400		Nash Finch Co.	13,592
800	@	Performance Food Group Co.	26,144
900		Pilgrim’s Pride Corp.	18,207
600	@	Ralcorp Holdings, Inc.	34,890
800		Ruddick Corp.	29,488
400		Sanderson Farms, Inc.	15,204
500		Spartan Stores, Inc.	10,425
800		Tootsie Roll Industries, Inc.	20,160
700	@	TreeHouse Foods, Inc.	16,002
1,000	@	United Natural Foods, Inc.	18,710
300		Weis Markets, Inc.	10,341
800	@	Winn-Dixie Stores, Inc.	14,368
			439,017
		Forest Products & Paper: 0.5%
1,400	@@	AbitibiBowater, Inc.	18,074
2,000	@	Boise, Inc.	12,800
1,000	@	Buckeye Technologies, Inc.	11,160
300		Deltic Timber Corp.	16,710
1,200		Glatfelter	18,132
500		Neenah Paper, Inc.	12,890
800		Rock-Tenn Co.	23,976
400		Schweitzer-Mauduit International, Inc.	9,256
1,800		Wausau Paper Corp.	14,868
			137,866
		Gas: 0.9%
300		Laclede Group, Inc.	10,689
1,000		New Jersey Resources Corp.	31,050
1,000		Nicor, Inc.	33,510
700		Northwest Natural Gas Co.	30,408
1,700		Piedmont Natural Gas Co.	44,642
800		South Jersey Industries, Inc.	28,088
900		Southwest Gas Corp.	25,164
1,200		WGL Holdings, Inc.	38,472
			242,023

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Hand/Machine Tools: 0.3%
1,100		Baldor Electric Co.	$30,800
500		Franklin Electric Co., Inc.	17,085
400		Hardinge, Inc.	5,504
700		Regal-Beloit Corp.	25,641
			79,030
		Healthcare - Products: 3.6%
400	@	Abaxism, Inc.	9,268
800	@	Abiomed, Inc.	10,512
700	@	Accuray, Inc.	5,467
1,400	@	Align Technology, Inc.	15,554
1,600	@	American Medical Systems Holdings, Inc.	22,704
700	@	Angiodynamics, Inc.	8,092
600	@	Arthrocare Corp.	20,010
1,400	@	Bruker BioSciences Corp.	21,546
1,200	@	Cepheid, Inc.	29,268
700	@	Conceptus, Inc.	12,992
600	@	Conmed Corp.	15,384
400	@	Cutera, Inc.	5,388
800	@	Cyberonics	11,600
300	@	Cynosure, Inc.	6,390
300		Datascope Corp.	12,429
1,300	@	ev3, Inc.	10,582
600	@	Haemonetics Corp.	35,748
300	@	Hansen Medical, Inc.	4,218
2,800	@	Hologic, Inc.	155,680
400	@	ICU Medical, Inc.	11,508
1,500	@	Immucor, Inc.	32,010
700		Invacare Corp.	15,596
1,700	@	Inverness Medical Innovations, Inc.	51,170
400	@	Kensey Nash Corp.	11,580
700		LCA-Vision, Inc.	8,750
700	@	Luminex Corp.	13,755
400	@	Masimo Corp.	10,400
400	@	Medical Action Industries, Inc.	6,572
800		Mentor Corp.	20,576
900		Meridian Bioscience, Inc.	30,087
600	@	Merit Medical Systems, Inc.	9,498
500	@	Natus Medical, Inc.	9,075
800	@	NuVasive, Inc.	27,608
1,200	@	OraSure Technologies, Inc.	8,772
300	@, @@	Orthofix International NV	11,931
600	@	Palomar Medical Technologies, Inc.	9,060
1,500	@	PSS World Medical, Inc.	24,990
700	@	Quidel Corp.	11,242
500	@	Sirona Dental Systems, Inc.	13,485
400	@	SonoSite, Inc.	11,372
1,100	@	Spectranetics Corp.	9,196
1,700		Steris Corp.	45,611
400	@	SurModics, Inc.	16,752
800	@	Symmetry Medical, Inc.	13,280
1,300	@	Thoratec Corp.	18,577
400	@	Vital Images, Inc.	5,928
200		Vital Signs, Inc.	10,130
700	@	Volcano Corp.	8,750
700		West Pharmaceutical Services, Inc.	30,961
800	@	Wright Medical Group, Inc.	19,312
500	@	Zoll Medical Corp.	13,295
			953,661
		Healthcare - Services: 1.6%
200	@	Air Methods Corp.	9,674
800	@	Alliance Imaging, Inc.	6,880
600	@	Amedisys, Inc.	23,604
1,200	@	AMERIGROUP Corp.	32,796
700	@	Amsurg Corp.	16,576
900	@	Apria Healthcare Group, Inc.	17,775
1,700	@	Assisted Living Concepts, Inc.	10,013
300	@	athenahealth, Inc.	7,101
400	@	Bio-Reference Labs, Inc.	10,572
1,200	@	Capital Senior Living Corp.	9,660
1,100	@	Centene Corp.	15,334
400	@	Emeritus Corp.	8,344
600	@	Gentiva Health Services, Inc.	13,056
1,800	@	Healthsouth Corp.	32,022
800	@	Healthways, Inc.	28,272
600	@	Kindred Healthcare, Inc.	13,122
500	@	LHC Group, Inc.	8,400
800	@	Magellan Health Services, Inc.	31,752
500	@	Matria Healthcare, Inc.	11,150
400	@	Medcath Corp.	7,280

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Healthcare - Services (continued)
300	@	Molina Healthcare, Inc.	$7,326
200		National Healthcare Corp.	9,740
700	@	Nighthawk Radiology Holdings, Inc.	6,552
1,100	@	Odyssey HealthCare, Inc.	9,900
1,200	@	Psychiatric Solutions, Inc.	40,704
500	@	RehabCare Group, Inc.	7,500
500	@	Res-Care, Inc.	8,575
1,000	@	Sun Healthcare Group, Inc.	13,140
900	@	Sunrise Senior Living, Inc.	20,052
			436,872
		Holding Companies - Diversified: 0.4%
2,300	@	Alternative Asset Management Acquisition Corp.	21,781
400		Compass Diversified Trust	5,260
3,000	@	Heckmann Corp.	22,350
1,300	@	Hicks Acquisition Co. I, Inc.	11,934
1,700	@	NRDC Acquisition Corp.	15,623
900		Resource America, Inc.	8,505
2,700	@	Triplecrown Acquisition Corp.	24,624
			110,077
		Home Builders: 0.5%
1,700		Beazer Homes USA, Inc.	16,065
300		Brookfield Homes Corp.	5,040
1,900	@	Champion Enterprises, Inc.	19,057
2,300	@	Fleetwood Enterprises, Inc.	10,580
1,500	@	Hovnanian Enterprises, Inc.	15,900
500		M/I Homes, Inc.	8,490
800	@	Meritage Homes Corp.	15,456
900		Monaco Coach Corp.	8,532
300		Skyline Corp.	8,346
2,300		Standard-Pacific Corp.	11,178
800		Winnebago Industries	13,520
			132,164
		Home Furnishings: 0.5%
400		American Woodmark Corp.	8,224
500	@	DTS, Inc.	12,000
500		Ethan Allen Interiors, Inc.	14,215
1,100		Furniture Brands International, Inc.	12,870
400		Hooker Furniture Corp.	8,936
1,100		Kimball International, Inc.	11,792
1,400		La-Z-Boy, Inc.	11,676
1,400		Sealy Corp.	10,640
1,800		Tempur-Pedic International, Inc.	19,800
2,100	@	Tivo, Inc.	18,396
600	@	Universal Electronics, Inc.	14,526
			143,075
		Household Products/Wares: 0.6%
1,200	@	ACCO Brands Corp.	16,284
1,100		American Greetings Corp.	20,405
700		Blyth, Inc.	13,804
2,300	@	Central Garden & Pet Co.	10,212
200		CSS Industries, Inc.	6,992
600		Ennis, Inc.	10,068
600	@	Helen of Troy Ltd.	10,062
800	@	Prestige Brands Holdings, Inc.	6,544
900		Standard Register Co.	7,011
1,300		Tupperware Corp.	50,284
500		WD-40 Co.	16,625
			168,291
		Housewares: 0.0%
300		Libbey, Inc.	5,052
100		National Presto Industries, Inc.	5,240
			10,292
		Insurance: 3.7%
800		Alfa Corp.	17,584
1,300		American Equity Investment Life Holding Co.	12,064
200		American Physicians Capital, Inc.	9,272
700	@	Amerisafe, Inc.	8,848
800		Amtrust Financial Services, Inc.	12,968
700	@, @@	Argo Group International Holdings Ltd.	24,864
2,000	@@	Aspen Insurance Holdings Ltd.	52,760
1,900	@@	Assured Guaranty Ltd.	45,106
400		Baldwin & Lyons, Inc.	10,272
500	@	CNA Surety Corp.	7,690
1,200		Commerce Group, Inc.	43,272
1,500	@	Crawford & Co.	7,875
1,100		Delphi Financial Group	32,153
500		Donegal Group, Inc.	8,700
400	@	eHealth, Inc.	8,828
200		EMC Insurance Group, Inc.	5,378
1,200		Employers Holdings, Inc.	22,248
200	@	Enstar Group Ltd.	22,254
400		FBL Financial Group, Inc.	11,396

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
600	@	First Mercury Financial Corp.	$10,446
600		Flagstone Reinsurance Holdings Ltd.	7,260
200	@	Fpic Insurance Group, Inc.	9,428
400	@, @@	Greenlight Capital Re Ltd.	7,440
300		Harleysville Group, Inc.	10,827
1,000		Hilb Rogal & Hobbs Co.	31,470
600		Horace Mann Educators Corp.	10,488
400		Infinity Property & Casualty Corp.	16,640
1,200	@@	IPC Holdings Ltd.	33,600
400		Landamerica Financial Group, Inc.	15,788
1,100	@@	Max Re Capital Ltd.	28,809
200		Midland Co.	12,986
2,300	@@	Montpelier Re Holdings Ltd.	36,915
200		National Interstate Corp.	4,670
100		National Western Life Insurance Co.	21,679
300	@	Navigators Group, Inc.	16,320
600		Odyssey Re Holdings Corp.	22,050
2,300		Phoenix Cos., Inc.	28,083
1,100	@@	Platinum Underwriters Holdings Ltd.	35,706
1,000	@	PMA Capital Corp.	8,540
500		Presidential Life Corp.	8,720
800	@	ProAssurance Corp.	43,064
400		RLI Corp.	19,828
400		Safety Insurance Group, Inc.	13,652
700	@	SeaBright Insurance Holdings, Inc.	10,311
1,300		Selective Insurance Group	31,044
300		State Auto Financial Corp.	8,739
400		Stewart Information Services Corp.	11,196
400		Tower Group, Inc.	10,068
700	@, @@	United America Indemnity Ltd.	13,482
500		United Fire & Casualty Co.	18,700
1,300	@	Universal American Financial Corp.	13,780
500		Validus Holdings Ltd.	11,715
900		Zenith National Insurance Corp.	32,274
			979,250
		Internet: 3.4%
1,900	@	Ariba, Inc.	18,354
3,000	@	Art Technology Group, Inc.	11,640
800	@, @@	AsiaInfo Holdings, Inc.	8,688
1,100	@	Avocent Corp.	18,590
700	@	Blue Coat Systems, Inc.	15,428
400	@	Blue Nile, Inc.	21,660
1,000	@	Chordiant Software, Inc.	6,030
1,200	@	CMGI, Inc.	15,912
3,400	@	CNET Networks, Inc.	24,140
1,200	@	Cogent Communications Group, Inc.	21,972
1,500	@	Cybersource Corp.	21,915
800	@	DealerTrack Holdings, Inc.	16,176
900	@	Digital River, Inc.	27,873
2,400	@	Earthlink, Inc.	18,120
800	@	Equinix, Inc.	53,192
1,000	@	eResearch Technology, Inc.	12,420
700		FTD Group, Inc.	9,394
500	@, @@	Global Sources Ltd.	7,425
600	@	GSI Commerce, Inc.	7,890
500	@	i2 Technologies, Inc.	5,630
800	@	Infospace, Inc.	9,256
1,600	@	Internap Network Services Corp.	7,936
1,200	@	Internet Capital Group, Inc.	12,564
1,100	@	Interwoven, Inc.	11,748
1,000	@	j2 Global Communications, Inc.	22,320
1,200	@	Keynote Systems, Inc.	14,148
700	@	Knot, Inc.	8,225
2,200	@	Lionbridge Technologies	7,370
800	@	LoopNet, Inc.	10,160
400	@, @@	Mercadolibre, Inc.	15,904
2,700	@	Move, Inc.	8,316
1,100	@	NetFlix, Inc.	38,115
1,400	@	NIC, Inc.	9,954
900	@	Online Resources Corp.	8,658
800	@	Orbitz Worldwide, Inc.	5,512
600	@	Overstock.com, Inc.	7,146
900	@	Perficient, Inc.	7,146
900	@	Priceline.com, Inc.	108,774
2,400	@	RealNetworks, Inc.	13,752
1,100	@	S1 Corp.	7,821
1,900	@	Sapient Corp.	13,224
900	@	Secure Computing Corp.	5,805
500	@	Shutterfly, Inc.	7,435
600	@, @@	Sohucom, Inc.	27,078
1,500	@	SonicWALL, Inc.	12,255
500	@	Stamps.com, Inc.	5,130

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Internet (continued)
1,200	@	Terremark Worldwide, Inc.	$6,576
700		TheStreet.com, Inc.	5,656
4,400	@	TIBCO Software, Inc.	31,416
1,000	@	Trizetto Group	16,690
1,500		United Online, Inc.	15,840
2,300	@	Valueclick, Inc.	39,675
700	@	Vasco Data Security Intl.	9,576
800	@	Vignette Corp.	10,568
300	@	Vocus, Inc.	7,920
1,000	@	Websense, Inc.	18,750
			910,868
		Investment Companies: 0.6%
2,800		Apollo Investment Corp.	44,324
1,300		Ares Capital Corp.	16,341
400		BlackRock Kelso Capital Corp.	4,776
100		Capital Southwest Corp.	12,372
700		Gladstone Capital Corp.	13,097
1,100		Hercules Technology Growth Capital, Inc.	11,946
1,400		MCG Capital Corp.	12,726
800		MVC Capital, Inc.	12,192
700		NGP Capital Resources Co.	11,494
800		Prospect Capital Corp.	12,176
			151,444
		Iron/Steel: 0.2%
300		Olympic Steel, Inc.	13,530
500		Schnitzer Steel Industries, Inc.	35,510
300	@	Universal Stainless & Alloy	8,913
			57,953
		Leisure Time: 0.4%
400		Ambassadors Group, Inc.	7,556
1,400		Callaway Golf Co.	20,552
700	@	Life Time Fitness, Inc.	21,847
700		Polaris Industries, Inc.	28,707
1,000	@	WMS Industries, Inc.	35,970
			114,632
		Lodging: 0.3%
600		Ameristar Casinos, Inc.	10,950
900	@, W	Gaylord Entertainment Co.	27,261
700		Marcus Corp.	13,440
500	@	Monarch Casino & Resort, Inc.	8,855
700	@	Morgans Hotel Group Co.	10,374
400	@	Riviera Holdings Corp.	8,244
			79,124
		Machinery - Construction & Mining: 0.4%
500	@	Astec Industries, Inc.	19,380
800		Bucyrus International, Inc.	81,320
			100,700
		Machinery - Diversified: 1.7%
700		Albany International Corp.	25,298
900		Applied Industrial Technologies, Inc.	26,901
1,000		Briggs & Stratton Corp.	17,900
300		Cascade Corp.	14,793
300	@	Chart Industries, Inc.	10,152
1,000		Cognex Corp.	21,830
500	@	Columbus McKinnon Corp.	15,490
1,000	@	Flow International Corp.	9,290
400		Gorman-Rupp Co.	13,156
200	@	Hurco Cos, Inc.	9,356
1,400	@	Intermec, Inc.	31,066
500	@	Intevac, Inc.	6,475
400	@	iRobot Corp.	6,844
400	@	Kadant, Inc.	11,752
300		Lindsay Manufacturing Co.	30,741
300	@	Middleby Corp.	18,717
100		Nacco Industries, Inc.	8,094
800		Nordson Corp.	43,080
900	@	Raser Technologies, Inc.	7,731
700		Robbins & Myers, Inc.	22,855
400		Sauer-Danfoss, Inc.	8,856
500	@	Tecumseh Products Co.	15,340
500		Tennant Co.	19,905
400		Twin Disc, Inc.	6,328
1,100		Wabtec Corp.	41,426
			443,376
		Media: 0.9%
600	@	AH Belo Corp.	6,858
1,600		Belo Corp.	16,912
11,300	@	Charter Communications, Inc.	9,628
6,500	@	Citadel Broadcasting Corp.	10,790
1,000	@	CKX, Inc.	9,520
300		Courier Corp.	7,485
1,100	@	Cox Radio, Inc.	13,068

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Media (continued)
500	@	DG FastChannel, Inc.	$9,590
400	@	Dolan Media Co.	8,044
1,500		Entercom Communications Corp.	14,895
2,300	@	Entravision Communications Corp.	15,318
5,700	@	Gemstar-TV Guide International, Inc.	26,790
1,500		Lee Enterprises, Inc.	15,015
800	@	Lin TV Corp.	7,688
1,000	@	Martha Stewart Living Omnimedia	7,430
700		Media General, Inc.	9,814
2,400	@	Mediacom Communications Corp.	10,392
1,100		Primedia, Inc.	8,085
700	@	Scholastic Corp.	21,189
900		Sinclair Broadcast Group, Inc.	8,019
600		World Wrestling Entertainment, Inc.	11,166
			247,696
		Metal Fabricate/Hardware: 1.3%
400		AM Castle & Co.	10,800
200		Ampco-Pittsburgh Corp.	8,598
300		CIRCOR International, Inc.	13,875
300		Dynamic Materials Corp.	12,960
300	@	Haynes International, Inc.	16,464
600		Kaydon Corp.	26,346
400	@	Ladish Co., Inc.	14,400
300	@	LB Foster Co.	12,918
800		Mueller Industries, Inc.	23,080
3,000		Mueller Water Products, Inc.	24,540
300	@	Northwest Pipe Co.	12,747
900		Quanex Corp.	46,566
500	@	RBC Bearings, Inc.	18,565
1,230	@@	Sims Group Ltd. ADR	33,850
300		Sun Hydraulics Corp.	8,781
400		Valmont Industries, Inc.	35,156
1,700		Worthington Industries	28,679
			348,325
		Mining: 1.2%
500		Amcol International Corp.	15,615
1,400	@, @@	Apex Silver Mines Ltd.	16,968
500	@	Brush Engineered Materials, Inc.	12,835
700	@	Century Aluminum Co.	46,368
10,700	@	Coeur d’Alene Mines Corp.	43,228
700		Compass Minerals International, Inc.	41,286
1,300	@	General Moly, Inc.	10,387
2,700	@	Hecla Mining Co.	30,132
300		Kaiser Aluminum Corp.	20,790
600		Royal Gold, Inc.	18,102
500	@	RTI International Metals, Inc.	22,605
1,000	@	Stillwater Mining Co	15,470
1,200	@	Uranium Resources, Inc.	7,188
2,700	@	USEC, Inc.	9,990
			310,964
		Miscellaneous Manufacturing: 2.0%
1,200		Actuant Corp.	36,252
1,000		Acuity Brands, Inc.	42,950
400		American Railcar Industries, Inc.	8,132
200		Ameron International Corp.	18,706
400		AO Smith Corp.	13,148
1,600		Aptargroup, Inc.	62,288
300	@	AZZ, Inc.	10,674
1,000		Barnes Group, Inc.	22,950
1,100	@	Blount International, Inc.	13,607
600	@	Ceradyne, Inc.	19,176
1,100		Clarcor, Inc.	39,105
400	@	EnPro Industries, Inc.	12,476
700	@	ESCO Technologies, Inc.	27,804
900		Federal Signal Corp.	12,564
300		Freightcar America, Inc.	10,290
200	@	GenTek, Inc.	6,016
2,100	@	Hexcel Corp.	40,131
400		Koppers Holdings, Inc.	17,724
400		Lancaster Colony Corp.	15,984
400	@	LSB Industries, Inc.	5,896
700		Matthews International Corp. - Class A	33,775
900		Myers Industries, Inc.	11,817
400	@	Park-Ohio Holdings Corp.	6,284
400	@	Polypore International, Inc.	8,276
200		Raven Industries, Inc.	6,060
700		Reddy Ice Holdings, Inc.	9,121
1,400	@	Smith & Wesson Holding Corp.	7,028
1,000	@	Sturm Ruger & Co., Inc.	8,240
700		Tredegar Corp.	12,747
			539,221

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Office Furnishings: 0.2%
1,200		Herman Miller, Inc.	$29,484
1,200		Interface, Inc.	16,860
1,200		Knoll, Inc.	13,848
			60,192
		Office/Business Equipment: 0.1%
1,900		IKON Office Solutions, Inc.	14,440
			14,440
		Oil & Gas: 4.1%
600		APCO Argentina, Inc.	15,582
800	@	Arena Resources, Inc.	30,968
500		Atlas America, Inc.	30,220
500	@	ATP Oil & Gas Corp.	16,360
600	@	Atwood Oceanics, Inc.	55,032
900		Berry Petroleum Co.	41,841
700	@	Bill Barrett Corp.	33,075
500	@	Bois d’Arc Energy, Inc.	10,745
1,200	@	BPZ Energy, Inc.	26,076
1,200	@	Brigham Exploration Co.	7,284
800	@	Bronco Drilling Co., Inc.	12,888
500	@	Callon Petroleum Co.	9,045
600	@	Carrizo Oil & Gas, Inc.	35,562
100	@	Clayton Williams Energy, Inc.	5,249
900	@	Comstock Resources, Inc.	36,270
600	@	Concho Resources, Inc.	15,384
300	@	Contango Oil & Gas Co.	19,383
500	@	CVR Energy, Inc.	11,515
300		Delek US Holdings, Inc.	3,801
1,400	@	Delta Petroleum Corp.	31,556
1,800	@	Edge Petroleum Corp.	7,254
1,100	@	Encore Acquisition Co.	44,308
900	@	Energy Partners Ltd.	8,523
1,300	@	EXCO Resources, Inc.	24,050
300	@	GMX Resources, Inc.	10,479
500	@	Goodrich Petroleum Corp.	15,040
4,300	@	Grey Wolf, Inc.	29,154
600	@	Gulfport Energy Corp.	6,360
800	@	Harvest Natural Resources, Inc.	9,648
2,000	@	Mariner Energy, Inc.	54,020
1,000	@	McMoRan Exploration Co.	17,290
3,300	@, @@	Oilsands Quest, Inc.	13,002
1,100	@	Parallel Petroleum Corp.	21,527
2,500	@	Parker Drilling Co.	16,150
900		Penn Virginia Corp.	39,681
4,300	@	PetroHawk Energy Corp.	86,731
300	@	Petroleum Development Corp.	20,781
900	@	Petroquest Energy, Inc.	15,606
1,000	@	Pioneer Drilling Co.	15,930
300	@	Rex Energy Corp.	4,992
1,000	@	Rosetta Resources, Inc.	19,670
600	@	Stone Energy Corp.	31,386
1,500	@	Sulphco, Inc.	6,255
600	@	Swift Energy Co.	26,994
800	@	Toreador Resources Corp.	6,224
700	@	TXCO Resources, Inc.	8,666
2,200	@	Vaalco Energy, Inc.	10,934
400	@	Venoco, Inc.	4,648
1,300	@	Warren Resources, Inc.	15,431
1,000	@	Whiting Petroleum Corp.	64,650
			1,103,220
		Oil & Gas Services: 2.1%
600	@	Allis-Chalmers Energy, Inc.	8,274
900	@	Basic Energy Services, Inc.	19,872
1,100	@	Cal Dive International, Inc.	11,418
500		CARBO Ceramics, Inc.	20,050
900	@	Complete Production Services, Inc.	20,646
200	@	Dawson Geophysical Co.	13,500
600	@	Dril-Quip, Inc.	27,882
1,400	@	Exterran Holdings, Inc.	90,356
500	@	Flotek Industries, Inc.	7,295
400	@	Geokinetics, Inc.	7,248
300		Gulf Island Fabrication, Inc.	8,616
1,900	@	Hercules Offshore, Inc.	47,728
500	@	Hornbeck Offshore Services, Inc.	22,835
1,800	@	ION Geophysical Corp.	24,840
400		Lufkin Industries, Inc.	25,528
700	@	Matrix Service Co.	12,026
400	@	NATCO Group, Inc.	18,700
1,800	@	Newpark Resources	9,180
1,100	@	Oil States International, Inc.	49,291
800		RPC, Inc.	12,152
300	@	Superior Well Services, Inc.	6,561
200	@	T-3 Energy Services, Inc.	8,512

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Oil & Gas Services (continued)
300	@	Trico Marine Services, Inc.	$11,691
400	@	Union Drilling, Inc.	6,996
700	@	W-H Energy Services, Inc.	48,195
800	@, @@	Willbros Group, Inc	24,480
			563,872
		Packaging & Containers: 0.3%
2,400	@	Graphic Packaging Holding Co.	7,008
700		Greif, Inc.	47,551
500		Silgan Holdings, Inc.	24,815
			79,374
		Pharmaceuticals: 3.3%
800	@	Acadia Pharmaceuticals, Inc.	7,248
1,500	@	Akorn, Inc.	7,095
900	@	Alexza Pharmaceuticals, Inc.	6,192
2,000	@	Alkermes, Inc.	23,760
1,300	@	Allos Therapeutics, Inc.	7,904
700	@	Alnylam Pharmaceuticals, Inc.	17,080
1,000	@	Alpharma, Inc.	26,210
1,500	@	Array Biopharma, Inc.	10,515
800	@	Auxilium Pharmaceuticals, Inc.	21,392
600	@	Bentley Pharmaceuticals, Inc.	9,750
2,100	@	BioMarin Pharmaceuticals, Inc.	74,277
200	@	Caraco Pharmaceutical Laboratories Ltd.	3,590
1,300	@	Cubist Pharmaceuticals, Inc.	23,946
1,700	@	CV Therapeutics, Inc.	12,121
1,200	@	Cypress Bioscience, Inc.	8,592
2,400	@	Dendreon Corp.	11,568
3,300	@	Discovery Laboratories, Inc.	7,755
2,000	@	Durect Corp.	10,500
700	@	HealthExtras, Inc.	17,388
1,200	@	Idenix Pharmaceuticals, Inc.	6,024
600	@	I-Flow Corp.	8,418
1,800	@	Indevus Pharmaceuticals, Inc.	8,586
2,000	@	Isis Pharmaceuticals, Inc.	28,220
700	@	KV Pharmaceutical Co.	17,472
2,000	@	Ligand Pharmaceuticals, Inc.	8,000
600		Mannatech, Inc.	4,278
1,500	@	MannKind Corp.	8,955
2,900	@	Medarex, Inc.	25,665
1,200	@	Medicines Co.	24,240
1,300		Medicis Pharmaceutical Corp.	25,597
2,200	@	Nabi Biopharmaceuticals	8,844
700	@	Noven Pharmaceuticals, Inc.	6,286
1,300	@	Onyx Pharmaceuticals, Inc.	37,739
1,300	@	OSI Pharmaceuticals, Inc.	48,607
600	@	Osiris Therapeutics, Inc.	7,548
1,000	@	Pain Therapeutics, Inc.	8,450
700	@	Par Pharmaceutical Cos., Inc.	12,173
1,600		Perrigo Co.	60,368
600	@	PetMed Express, Inc.	6,654
800	@	PharMerica Corp.	13,256
800	@	Pozen, Inc.	8,288
600	@	Progenics Pharmaceuticals, Inc.	3,918
900	@	Rigel Pharmaceuticals, Inc.	16,794
1,200	@	Salix Pharmaceuticals Ltd.	7,536
2,800	@	Santarus, Inc.	7,196
900	@	Sciele Pharma, Inc.	17,550
200	@	Synutra International, Inc.	6,250
500	@	United Therapeutics Corp.	43,350
300	@	USANA Health Sciences, Inc.	6,609
2,200	@	Valeant Pharmaceuticals International	28,226
1,400	@	Viropharma, Inc.	12,516
1,500	@	Vivus, Inc.	9,045
500	@	Xenoport, Inc.	20,235
1,200	@	Zymogenetics, Inc.	11,760
			881,536
		Pipelines: 0.1%
900		Crosstex Energy, Inc.	30,555
			30,555
		Real Estate: 0.2%
200	@	Avatar Holdings, Inc.	8,718
100		Consolidated-Tomoka Land Co.	5,605
1,600		Grubb & Ellis Co.	10,992
1,300	@	Hilltop Holdings, Inc.	13,520
1,900	@	Meruelo Maddux Properties, Inc.	4,826
			43,661
		Retail: 4.8%
1,100	@	99 Cents Only Stores	10,879
1,500	@	Aeropostale, Inc.	40,665
600		Asbury Automotive Group, Inc.	8,256
600		Bebe Stores, Inc.	6,450
700	@	BJ’s Restaurants, Inc.	10,087

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Retail (continued)
4,600	@	Blockbuster, Inc.	$14,996
600		Bob Evans Farms, Inc.	16,554
1,600		Borders Group, Inc.	9,392
1,100		Brown Shoe Co., Inc.	16,577
300		Buckle, Inc.	13,419
400	@	Buffalo Wild Wings, Inc.	9,800
500	@	Build-A-Bear Workshop, Inc.	4,545
900	@	Cabela’s, Inc.	12,744
1,000	@	California Pizza Kitchen, Inc.	13,110
1,100		Casey’s General Stores, Inc.	24,860
700		Cash America International, Inc.	25,480
700		Cato Corp.	10,458
500		CBRL Group, Inc.	17,885
600	@	CEC Entertainment, Inc.	17,328
500	@	Charlotte Russe Holding, Inc.	8,670
2,100	@	Charming Shoppes, Inc.	10,143
600	@	Childrens Place Retail Stores, Inc.	14,736
700	@	Chipotle Mexican Grill, Inc.	67,963
1,000		Christopher & Banks Corp.	9,990
500	@	Citi Trends, Inc.	9,225
1,100		CKE Restaurants, Inc.	12,342
1,400	@	Collective Brands, Inc.	16,968
200		Columbia Sportswear Co.	8,806
1,200	@	CSK Auto Corp.	11,172
2,300	@	Denny’s Corp.	6,854
1,100	@	Domino’s Pizza, Inc.	14,839
1,200	@	Dress Barn, Inc.	15,528
400	@	DSW, Inc.	5,180
900	@	Ezcorp, Inc.	11,079
900		Fred’s, Inc.	9,225
600	@	Genesco, Inc.	13,866
500		Group 1 Automotive, Inc.	11,740
700	@	Gymboree Corp.	27,916
700		Haverty Furniture Cos., Inc.	7,448
400	@	hhgregg, Inc.	4,500
700	@	Hibbett Sporting Goods, Inc.	10,808
500		IHOP Corp.	23,950
1,000	@	Insight Enterprises, Inc.	17,500
800	@	J Crew Group, Inc.	35,336
1,400	@	Jack in the Box, Inc.	37,618
600	@	Jo-Ann Stores, Inc.	8,838
400	@	JOS A Bank Clothiers, Inc.	8,200
500		Landry’s Restaurants, Inc.	8,140
800		Longs Drug Stores Corp.	33,968
400	@, @@	Lululemon Athletica, Inc.	11,372
1,400		Men’s Wearhouse, Inc.	32,578
500		Movado Group, Inc.	9,745
1,100		Nu Skin Enterprises, Inc.	19,822
1,700	@	Pacific Sunwear of California	21,437
800	@	Pantry, Inc.	16,864
600	@	Papa John’s International, Inc.	14,526
1,200		PEP Boys-Manny Moe & Jack	11,952
500	@	PF Chang’s China Bistro, Inc.	14,220
1,900	@	Pier 1 Imports, Inc.	11,932
400		Pricesmart, Inc.	11,084
2,700	@	Quiksilver, Inc.	26,487
400	@	Red Robin Gourmet Burgers, Inc.	15,028
1,000		Regis Corp.	27,490
1,500		Ruby Tuesday, Inc.	11,250
1,000	@	Rush Enterprises, Inc. - Class A	15,840
2,100	@	Sally Beauty Holdings, Inc.	14,490
500	@	School Specialty, Inc.	15,770
700		Sonic Automotive, Inc.	14,385
1,300	@	Sonic Corp.	28,652
1,000		Stage Stores, Inc.	16,200
1,000	@	Steak N Shake Co.	7,870
1,500		Stein Mart, Inc.	8,430
1,300		Talbots, Inc.	14,014
1,400	@	Texas Roadhouse, Inc.	13,720
1,800		Triarc Cos.	12,438
500	@	Tween Brands, Inc.	12,370
600	@	Under Armour, Inc.	21,960
2,900	@	Wet Seal, Inc.	9,831
600		World Fuel Services Corp.	16,842
1,000	@	Zale Corp.	19,760
500	@	Zumiez, Inc.	7,845
			1,272,237
		Savings & Loans: 1.1%
2,400		BankAtlantic Bancorp., Inc.	9,384
2,300	@	Beneficial Mutual Bancorp, Inc.	22,747
1,300		Brookline Bancorp., Inc.	14,924
700		Dime Community Bancshares	12,236

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Savings & Loans (continued)
700		Downey Financial Corp.	$12,866
500		First Financial Holdings, Inc.	11,730
2,500		First Niagara Financial Group, Inc.	33,975
700		First Place Financial Corp.	9,100
400	@	FirstFed Financial Corp.	10,860
1,800		Flagstar Bancorp., Inc.	12,996
600		Flushing Financial Corp.	10,548
1,100	@	Investors Bancorp, Inc.	16,885
3,000		NewAlliance Bancshares, Inc.	36,780
400		Northwest Bancorp, Inc.	10,932
1,800		Provident Financial Services, Inc.	25,452
900		Provident New York Bancorp	12,150
800		ViewPoint Financial Group	13,208
200		WSFS Financial Corp.	9,856
			286,629
		Semiconductors: 2.8%
700	@	Actel Corp.	10,717
1,000	@	Advanced Analogic Technologies, Inc.	5,620
2,300	@	Amkor Technology, Inc.	24,610
1,400	@	Anadigics, Inc.	9,184
1,400	@	Applied Micro Circuits Corp.	10,052
2,400	@	Asyst Technologies, Inc.	8,400
700	@	ATMI, Inc.	19,481
2,300	@	Axcelis Technologies, Inc.	12,880
1,700	@	Brooks Automation, Inc.	16,524
500	@	Cabot Microelectronics Corp.	16,075
2,400	@	Cirrus Logic, Inc.	16,128
600		Cohu, Inc.	9,750
15,400	@	Conexant Systems, Inc.	8,930
3,500	@	Credence Systems Corp.	5,950
600	@	Diodes, Inc.	13,176
700	@	DSP Group, Inc.	8,918
2,000	@	Emulex Corp.	32,480
2,400	@	Entegris, Inc.	17,256
1,300	@	Exar Corp.	10,699
1,100	@	Formfactor, Inc.	21,010
400	@	Hittite Microwave Corp.	14,968
400	@	IPG Photonics Corp.	6,276
1,600	@	Kulicke & Soffa Industries, Inc.	7,648
3,100	@	Lattice Semiconductor Corp.	8,804
1,700	@	LTX Corp.	5,338
900	@	Mattson Technology, Inc.	5,481
1,100		Micrel, Inc.	10,197
1,700	@	Microsemi Corp.	38,760
1,400	@	Microtune, Inc.	5,124
2,400	@	MIPS Technologies, Inc.	9,504
900	@	MKS Instruments, Inc.	19,260
500	@	Monolithic Power Systems, Inc.	8,815
400	@	Netlogic Microsystems, Inc.	9,656
1,000	@	Omnivision Technologies, Inc.	16,820
6,295	@	ON Semiconductor Corp.	35,756
700	@	Pericom Semiconductor Corp.	10,276
1,100	@	Photronics, Inc.	10,505
700	@	PLX Technology, Inc.	4,669
4,500	@	PMC - Sierra, Inc.	25,650
300	@	Rubicon Technology, Inc.	8,694
1,100	@	Rudolph Technologies, Inc.	10,747
1,200	@	Semtech Corp.	17,196
700	@	Sigma Designs, Inc.	15,869
2,100	@	Silicon Image, Inc.	10,521
1,600	@	Sirf Technology Holdings, Inc.	8,144
3,300	@	Skyworks Solutions, Inc.	24,024
4,300	@	Spansion, LLC	11,825
500	@	Standard Microsystems Corp.	14,590
300	@	Supertex, Inc.	6,123
1,100	@	Tessera Technologies, Inc.	22,880
2,600	@	Triquint Semiconductor, Inc.	13,156
700	@	Ultra Clean Holdings	6,860
800	@	Ultratech, Inc.	7,688
500	@	Veeco Instruments, Inc.	8,315
800	@	Volterra Semiconductor Corp.	9,064
1,200	@	Zoran Corp.	16,392
			743,435
		Software: 3.6%
900	@	ACI Worldwide, Inc.	17,928
2,100	@	Actuate Corp.	8,610
400	@	Advent Software, Inc.	17,048
1,300	@	Allscripts Healthcare Solutions, Inc.	13,416
800	@	American Reprographics Co.	11,872
1,700	@	Ansys, Inc.	58,684
1,000	@	Avid Technology, Inc.	24,340
1,000		Blackbaud, Inc.	24,280

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Software (continued)
700	@	Blackboard, Inc.	$23,331
200	@	BladeLogic, Inc.	5,610
800	@	Bottomline Technologies, Inc.	10,080
900	@	Commvault Systems, Inc.	11,160
200		Computer Programs & Systems, Inc.	4,180
900	@	Concur Technologies, Inc.	27,945
1,300	@	CSG Systems International	14,781
500	@	Deltek, Inc.	6,490
900	@	Digi International, Inc.	10,386
800	@	DivX, Inc.	5,600
1,000	@	Eclipsys Corp.	19,610
1,200	@	Epicor Software Corp.	13,440
900	@	EPIQ Systems, Inc.	13,968
900	@	FalconStor Software, Inc.	6,849
2,000	@	Informatica Corp.	34,120
1,000		infoUSA, Inc.	6,110
700	@	Innerworkings, Inc.	9,821
400	@	Interactive Intelligence, Inc.	4,708
700	@	JDA Software Group, Inc.	12,775
2,600	@	Lawson Software, Inc.	19,578
400	@	Mantech International Corp.	18,144
200	@	MicroStrategy, Inc.	14,798
1,200	@	MSCSoftware Corp.	15,588
3,400	@	Nuance Communications, Inc.	59,194
800	@	Omnicell, Inc.	16,080
1,000	@	Omniture, Inc.	23,210
2,500	@	Parametric Technology Corp.	39,950
1,000	@	Phase Forward, Inc.	17,080
900	@	Progress Software Corp.	26,928
300	@	PROS Holdings, Inc.	3,765
400		Quality Systems, Inc.	11,948
1,500	@	Quest Software, Inc.	19,605
600		Schawk, Inc.	9,594
600	@	Solera Holdings, Inc.	14,616
400	@	SPSS, Inc.	15,512
2,200	@	Sybase, Inc.	57,860
500	@	Synchronoss Technologies, Inc.	10,015
300	@	SYNNEX Corp.	6,366
1,600	@	Take-Two Interactive Software, Inc.	40,832
600	@	Taleo Corp.	11,640
1,500	@	THQ, Inc.	32,700
1,400	@	Trident Microsystems, Inc.	7,210
900	@	Tyler Technologies, Inc.	12,582
600	@	Ultimate Software Group, Inc.	18,036
1,600	@	Wind River Systems, Inc.	12,384
			952,357
		Storage/Warehousing: 0.1%
800	@	Mobile Mini, Inc.	15,200
			15,200
		Telecommunications: 3.3%
8,800	@	3Com Corp.	20,152
1,000	@	Acme Packet, Inc.	7,990
4,000	@	Adaptec, Inc.	11,760
1,300		Adtran, Inc.	24,050
1,100		Alaska Communications Systems Group, Inc.	13,464
700	@	Anixter International, Inc.	44,828
3,200	@	Arris Group, Inc.	18,624
1,200	@	Atheros Communications, Inc.	25,008
300		Atlantic Tele-Network, Inc.	10,149
6,200	@	Avanex Corp.	4,402
400		Black Box Corp.	12,340
600	@	Cbeyond, Inc.	11,274
6,000	@	Cincinnati Bell, Inc.	25,560
500	@	Comtech Telecommunications	19,500
800		Consolidated Communications Holdings, Inc.	12,104
400	@	EMS Technologies, Inc.	10,856
4,300	@	Extreme Networks	13,330
1,000		Fairpoint Communications, Inc.	9,020
6,600	@	Finisar Corp.	8,448
3,300	@	Foundry Networks, Inc.	38,214
400	@	GeoEye, Inc.	10,396
900	@	Global Crossing Ltd.	13,644
2,300	@	Harmonic, Inc.	17,480
1,000	@	Harris Stratex Networks, Inc.	10,030
200	@	Hughes Communications, Inc.	10,136
2,200	@	Hypercom Corp.	9,548
3,600	@	ICO Global Communications Holdings Ltd.	11,124
500	@	Infinera Corp.	6,000
1,100	@	InterDigital, Inc.	21,791
1,000		Iowa Telecommunications Services, Inc.	17,730
1,100	@	Ixia	8,536
800	@	Knology, Inc.	10,360

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Telecommunications (continued)
400	@	Loral Space & Communications, Inc.	$9,536
900	@	Mastec, Inc.	7,389
5,100	@	MRV Communications, Inc.	6,987
800	@	Netgear, Inc.	15,960
900	@	Novatel Wireless, Inc.	8,712
600		NTELOS Holdings Corp.	14,520
1,700	@	Orbcomm, Inc.	8,432
1,900	@	PAETEC Holding Corp.	12,654
1,100		Plantronics, Inc.	21,241
2,100	@	Polycom, Inc.	47,334
3,100	@	Powerwave Technologies, Inc.	7,905
1,600	@	Premier Global Services, Inc.	22,944
1,100	@	RCN Corp.	12,298
5,500	@	RF Micro Devices, Inc.	14,630
300	@	Rural Cellular Corp.	13,269
700	@	SAVVIS, Inc.	11,389
800		Shenandoah Telecom Co.	11,872
6,100	@	Sonus Networks, Inc.	20,984
400	@	Starent Networks Corp.	5,400
600		SureWest Communications	9,276
3,800	@	Sycamore Networks, Inc.	13,908
700	@	Syniverse Holdings, Inc.	11,662
1,400	@	Tekelec	17,430
3,400	@	Time Warner Telecom, Inc.	52,666
900	@	USA Mobility, Inc.	6,426
3,200	@	Utstarcom, Inc.	9,088
600	@	Viasat, Inc.	13,032
			894,792
		Textiles: 0.1%
300		G&K Services, Inc.	10,683
400		Unifirst Corp.	14,836
			25,519
		Toys/Games/Hobbies: 0.2%
600	@	Jakks Pacific, Inc.	16,542
1,100	@	Marvel Entertainment, Inc.	29,469
600	@	RC2 Corp.	12,582
			58,593
		Transportation: 1.7%
1,200	@	American Commercial Lines, Inc.	18,960
500		Arkansas Best Corp.	15,930
300	@	Atlas Air Worldwide Holdings, Inc.	16,500
400	@	Bristow Group, Inc.	21,468
700	@	Celadon Group, Inc.	6,776
700	@@	Double Hull Tankers, Inc.	7,427
1,100		Eagle Bulk Shipping, Inc.	28,336
700		Forward Air Corp.	24,808
400		Genco Shipping & Trading Ltd.	22,572
700		General Maritime Corp.	16,527
600	@	Genesee & Wyoming, Inc.	20,640
700	@@	Golar LNG Ltd.	12,789
500	@	Gulfmark Offshore, Inc.	27,360
1,400		Heartland Express, Inc.	19,964
700		Horizon Lines, Inc.	13,027
800	@	HUB Group, Inc.	26,312
1,400		Knight Transportation, Inc.	23,044
400		Knightsbridge Tankers Ltd.	10,672
500	@	Marten Transport Ltd.	7,760
700	@@	Nordic American Tanker Shipping	19,600
600	@	Old Dominion Freight Line	19,098
1,000		Pacer International, Inc.	16,430
300	@	PHI, Inc.	9,462
600	@	Saia, Inc.	9,516
600	@@	Ship Finance International Ltd.	15,768
200	@, @@	TBS International Ltd.	6,040
600	@	Ultrapetrol Bahamas Ltd.	6,144
200	@	Universal Truckload Services, Inc.	4,174
1,100		Werner Enterprises, Inc.	20,416
			467,520
		Trucking & Leasing: 0.1%
200	@	Amerco, Inc.	11,418
400		Greenbrier Cos., Inc.	10,608
400		TAL International Group, Inc.	9,428
400	@@	Textainer Group Holdings Ltd.	6,032
			37,486
		Water: 0.3%
500		American States Water Co.	18,000
400		California Water Service Group	15,260
500		Consolidated Water Co., Ltd.	11,015
400	@	Pico Holdings, Inc.	12,092
300		SJW Corp.	8,577
900		Southwest Water Co.	9,963
			74,907
		Total Common Stock (Cost $22,793,007)	24,339,556

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
REAL ESTATE INVESTMENT TRUSTS: 6.0%
		Apartments: 0.4%
600		American Campus Communities, Inc.	$16,416
1,200		Education Realty Trust, Inc.	15,084
600		Mid-America Apartment Communities, Inc.	29,904
1,100		Post Properties, Inc.	42,482
			103,886
		Diversified: 0.8%
1,500		Capital Lease Funding, Inc.	11,655
1,300		Digital Realty Trust, Inc.	46,150
1,000		DuPont Fabros Technology, Inc.	16,490
700		Entertainment Properties Trust	34,531
1,200		Franklin Street Properties Corp.	17,184
1,100		Investors Real Estate Trust	10,758
1,300		Lexington Corporate Properties Trust	18,733
400		PS Business Parks, Inc.	20,760
800		Resource Capital Corp.	6,056
1,000		Washington Real Estate Investment Trust	33,420
1,800		Winthrop Realty Trust	7,416
			223,153
		Diversified Financial Services: 0.1%
1,100	@	FBR Capital Markets Corp.	7,425
4,800		Friedman Billings Ramsey Group, Inc.	8,160
			15,585
		Forest Products & Paper: 0.1%
800		Potlatch Corp.	33,016
			33,016
		Health Care: 0.7%
1,100		Healthcare Realty Trust, Inc.	28,765
500		LTC Properties, Inc.	12,855
1,200		Medical Properties Trust, Inc.	13,584
400		National Health Investors, Inc.	12,500
1,500		Nationwide Health Properties, Inc.	50,625
2,000		Senior Housing Properties Trust	47,400
400		Universal Health Realty Income Trust	13,320
			179,049
		Hotels: 0.5%
2,200		Ashford Hospitality Trust, Inc.	12,496
2,200		DiamondRock Hospitality Co.	27,874
1,500		FelCor Lodging Trust, Inc.	18,045
1,100		Hersha Hospitality Trust	9,933
1,000		LaSalle Hotel Properties	28,730
1,400		Strategic Hotel Capital, Inc.	18,382
1,400		Sunstone Hotel Investors, Inc.	22,414
			137,874
		Manufactured Homes: 0.1%
500		Equity Lifestyle Properties, Inc.	24,685
600		Sun Communities, Inc.	12,300
			36,985
		Mortgage: 0.7%
4,400		Alesco Financial, Inc.	12,672
1,300		Anthracite Capital, Inc.	8,580
2,100		Anworth Mortgage Asset Corp.	12,873
600		Arbor Realty Trust, Inc.	9,048
300		Capital Trust, Inc.	8,085
1,600		CBRE Realty Finance, Inc.	6,448
900		Chimera Investment Corp.	11,070
1,000		Crystal River Capital, Inc.	8,930
191		Deerfield Capital Corp.	269
500		Gramercy Capital Corp.	10,465
1,000		JER Investors Trust, Inc.	8,480
4,000		MFA Mortgage Investments, Inc.	25,200
1,000		Newcastle Investment Corp.	8,260
1,500		Northstar Realty Finance Corp.	12,255
1,700		RAIT Investment Trust	11,798
500		Redwood Trust, Inc.	18,175
			172,608
		Office Property: 0.9%
800		Alexandria Real Estate Equities, Inc.	74,176
3,600		American Financial Realty Trust	28,584
1,400		BioMed Realty Trust, Inc.	33,446
1,000		Corporate Office Properties Trust SBI MD	33,610
1,200		Highwoods Properties, Inc.	37,284
800		Maguire Properties, Inc.	11,448
400		Parkway Properties, Inc.	14,784
			233,332
		Real Estate: 0.2%
1,000		Cousins Properties, Inc.	24,710
700		Home Properties, Inc.	33,593
			58,303

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares				Value
		Regional Malls: 0.1%
1,200		Glimcher Realty Trust		$14,352
800		Pennsylvania Real Estate Investment Trust		19,512
				33,864
		Shopping Centers: 0.4%
1,200		Cedar Shopping Centers, Inc.		14,016
700		Equity One, Inc.		16,779
1,300		Inland Real Estate Corp.		19,773
500		Ramco-Gershenson Properties		10,555
200		Saul Centers, Inc.		10,048
700		Tanger Factory Outlet Centers, Inc.		26,929
700		Urstadt Biddle Properties, Inc.		11,011
				109,111
		Single Tenant: 0.4%
400		Getty Realty Corp.		6,372
1,600		National Retail Properties, Inc.		35,280
2,200		Realty Income Corp.		56,364
				98,016
		Storage: 0.2%
1,500		Extra Space Storage, Inc.		24,285
500		Sovran Self Storage, Inc.		21,355
1,400		U-Store-It Trust		15,862
				61,502
		Warehouse/Industrial: 0.4%
4,200		DCT Industrial Trust, Inc.		41,832
500		EastGroup Properties, Inc.		23,230
1,000		First Industrial Realty Trust, Inc.		30,890
900		First Potomac Realty Trust		13,833
				109,785
		Total Real Estate Investment Trusts
		(Cost $ 1,507,531)		1,606,069
MUTUAL FUNDS: 0.1%
		Closed-End Funds: 0.1%
600		Kayne Anderson Energy Development Co.		14,940
		Total Mutual Funds
		(Cost $13,602)		14,940
RIGHTS: 0.0%
		Investment Companies: 0.0%
433		Ares Capital Corp.		242
200		MCG Capital Corp.		214
		Total Rights
		(Cost $-)		456
		Total Long-Term Investments
		(Cost $24,314,140)		25,961,021
SHORT-TERM INVESTMENTS: 2.6%
		Mutual Funds: 2.6%
696,000	**, S	ING Institutional Prime Money Market Fund		696,000
		Total Short-Term Investments
		(Cost $696,000)		696,000
		Total Investments in Securities
		(Cost $25,010,140) *	99.7%	$26,657,021
		Other Assets and Liabilities - Net	0.3	77,849
		Net Assets	100.0%	$26,734,870

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	W	When-issued or delayed delivery security
	S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	**	Investment in affiliate
	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,954,662
		Gross Unrealized Depreciation		(307,781)
		Net Unrealized Appreciation		$1,646,881

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

ING Russell Small Cap Index Portfolio Open Futures Contracts on March 31, 2008

				Unrealized
	Number of	Notional		Appreciation/
Contract Description	Contracts	Market Value ($)	Expiration Date	(Depreciation)
Long Contracts
Russell Mini	10	690,000	06/20/08	$30,815
				$30,815

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•      Level 1 - quoted prices in active markets for identical investments

•      Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$26,649,867	$30,815
Level 2- Other Significant Observable Inputs	7,154	—
Level 3- Significant Unobservable Inputs	—	—
Total	$26,657,021	$30,815

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING VP Global Science and Technology Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 93.1%
		Bermuda: 0.8%
33,600	@	Marvell Technology Group Ltd.	$365,568
9,300		Tyco Electronics Ltd.	319,176
			684,744
		Canada: 1.2%
13,400	@, L	Open Text Corp.	419,554
5,300	@	Research In Motion Ltd.	594,819
			1,014,373
		China: 1.3%
1,500	@, L	Baidu.com ADR	359,445
5,400	L	China Medical Technologies, Inc. ADR	221,886
14,500	@, L	Sina Corp.	511,125
			1,092,456
		Finland: 0.6%
15,600		Nokia OYJ ADR	496,548
			496,548
		France: 0.6%
5,900	@	UbiSoft Entertainment	508,222
			508,222
		Germany: 1.1%
26,000	@	Infineon Technologies AG ADR	182,520
14,100	L	SAP AG ADR	698,937
			881,457
		Hong Kong: 1.2%
75,100		ASM Pacific Technology	545,546
28,900		China Mobile Ltd.	434,214
			979,760
		India: 0.9%
37,800	@	Bharti Airtel Ltd.	781,678
			781,678
		Indonesia: 0.5%
358,900		Telekomunikasi Indonesia Tbk PT	378,593
			378,593
		Israel: 0.8%
13,500		Teva Pharmaceutical Industries Ltd. ADR	623,565
			623,565
		Japan: 3.7%
6,900		Disco Corp.	298,951
37,000		Konica Minolta Holdings, Inc.	509,037
35,100		Kurita Water Industries Ltd.	1,310,143
1,000		Nintendo Co., Ltd.	523,205
24,100		Sumitomo Metal Mining Co., Ltd.	454,963
			3,096,299
		Mexico: 0.7%
9,400		America Movil SA de CV ADR	598,686
			598,686
		Singapore: 0.4%
39,100	@	Flextronics International Ltd.	367,149
			367,149
		South Korea: 0.5%
700		Samsung Electronics Co., Ltd.	442,647
			442,647
		Switzerland: 1.5%
3,100	L	Alcon, Inc.	440,975
3,300		Roche Holding AG	621,951
1,600		Roche Holding Ltd. ADR	151,175
			1,214,101
		Taiwan: 2.5%
165,600		Asustek Computer, Inc.	487,809
31,219		AV TECH Corp.	160,474
20,200		High Tech Computer Corp.	456,307
514,500		Inventec Co., Ltd.	316,639
44,559		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	457,621
328,431		Vanguard International Semiconductor Corp.	237,398
			2,116,248
		United Kingdom: 0.6%
98,100		Meggitt PLC	536,788
			536,788
		United States: 74.2%
19,200	@, L	Adobe Systems, Inc.	683,328
13,300	@	Agilent Technologies, Inc.	396,739
7,600	@, L	Alexion Pharmaceuticals, Inc.	450,680
19,100		Altera Corp.	352,013
11,500	@, L	American Tower Corp.	450,915
12,000	L	Amphenol Corp.	447,000
14,300		Analog Devices, Inc.	422,136
24,200	@	Apple, Inc.	3,472,700

PORTFOLIO OF INVESTMENTS
ING VP Global Science and Technology Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		United States (continued)
23,100	@, L	Applera Corp. - Celera Genomics Group	$339,570
42,700		Applied Materials, Inc.	833,077
18,900	@, L	Ariba, Inc.	182,574
19,000		AT&T, Inc.	727,700
17,100	@, L	Atheros Communications, Inc.	356,364
10,100		Automatic Data Processing, Inc.	428,139
10,900		Baxter International, Inc.	630,238
15,500		Becton Dickinson & Co.	1,330,675
21,200	@	BMC Software, Inc.	689,424
18,400		Bristol-Myers Squibb Co.	391,920
20,100	@	Broadcom Corp.	387,327
16,400		CA, Inc.	369,000
10,800	@, L	Cavium Networks, Inc.	177,120
5,856	@	Celgene Corp.	358,914
8,900	@, L	Charles River Laboratories International, Inc.	524,566
13,300	@, L	Ciena Corp.	410,039
49,600	@	Cisco Systems, Inc.	1,194,864
28,900	@	Citrix Systems, Inc.	847,637
14,700	@, L	Computer Sciences Corp.	599,613
43,200		Corning, Inc.	1,038,528
6,100	@, W, L	Covance, Inc.	506,117
6,600		CR Bard, Inc.	636,240
11,600		CVS Caremark Corp.	469,916
15,500	@, L	Cyberonics	224,750
21,300	@	Dell, Inc.	424,296
27,600	@, L	DST Systems, Inc.	1,814,424
15,200	@	eBay, Inc.	453,568
14,500	@	Electronic Arts, Inc.	723,840
43,700	@	EMC Corp.	626,658
39,300	@, L	Foundry Networks, Inc.	455,094
29,900	@, L	Gilead Sciences, Inc.	1,540,747
1,900	@	Google, Inc. - Class A	836,893
15,500		Harris Corp.	752,215
20,900	@, L	Harris Stratex Networks, Inc.	209,627
39,100		Hewlett-Packard Co.	1,785,306
17,700	@	Ingram Micro, Inc.	280,191
9,000	@, L	Integra LifeSciences Holdings Corp.	391,230
63,800		Intel Corp.	1,351,284
18,600		International Business Machines Corp.	2,141,604
26,300	@, L	JDS Uniphase Corp.	352,157
4,400		Johnson & Johnson	285,428
44,700	@, L	Juniper Networks, Inc.	1,117,500
14,500	L	KLA-Tencor Corp.	537,950
43,400	@, L	Kulicke & Soffa Industries, Inc.	207,452
9,600	@, L	Lam Research Corp.	366,912
15,500	@, L	Liberty Global, Inc.	528,240
13,500	L	Linear Technology Corp.	414,315
15,300		Lockheed Martin Corp.	1,519,290
20,700		Maxim Integrated Products	422,694
24,600	@	McAfee, Inc.	814,014
26,300		Medtronic, Inc.	1,272,131
7,200	@, L	MEMC Electronic Materials, Inc.	510,480
10,700		Merck & Co., Inc.	406,065
14,000	L	Microchip Technology, Inc.	458,220
64,600		Microsoft Corp.	1,833,348
5,200	@, L	Millipore Corp.	350,532
27,400	L	Motorola, Inc.	254,820
8,900	@, L	Netlogic Microsystems, Inc.	214,846
17,100	@	Nvidia Corp.	338,409
70,600	@	Oracle Corp.	1,380,936
7,000	@, L	Priceline.com, Inc.	846,020
12,600	@, L	Progress Software Corp.	376,992
30,100		Qualcomm, Inc.	1,234,100
17,200		Raytheon Co.	1,111,292
13,400	@, L	Salesforce.com, Inc.	775,458
33,900		Seagate Technology, Inc.	709,866
12,800	@	SenoRx, Inc.	82,560
15,300	@, L	St. Jude Medical, Inc.	660,807
10,000		Stryker Corp.	650,500
37,200	@	Sun Microsystems, Inc.	577,716
30,900	@, L	Sybase, Inc.	812,670
17,000	@	Symantec Corp.	282,540
29,100	@, L	Syniverse Holdings, Inc.	484,806
15,100	@, L	Synopsys, Inc.	342,921
21,700		Texas Instruments, Inc.	613,459
6,000	@, L	United Therapeutics Corp.	520,200
14,700	@, L	Varian Medical Systems, Inc.	688,548
24,000	@, L	VeriSign, Inc.	797,760
14,500		Verizon Communications, Inc.	528,525
2,162	@, L	Waters Corp.	120,423
29,000	L	Xilinx, Inc.	688,750
29,500	@, L	Yahoo!, Inc.	853,435
8,200	@, L	Zimmer Holdings, Inc.	638,452
			62,100,339
		Total Common Stock
		(Cost $79,248,464)	77,913,653

PORTFOLIO OF INVESTMENTS
ING VP Global Science and Technology Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount				Value
SHORT-TERM INVESTMENTS: 27.3%
		U.S. Government Agency Obligations: 0.6%
$500,000	L, Z	Federal Home Loan Bank, 1.300%, due 04/01/08		$499,979
		Total U.S. Government Agency Obligations
		(Cost $499,979)		499,979
		Securities Lending Collateral(cc): 26.7%
22,332,000		Bank of New York Mellon Corp. Institutional Cash Reserves		22,332,000
		Total Securities Lending Collateral
		(Cost $22,332,000)		22,332,000
		Total Short-Term Investments
		(Cost $22,831,979)		22,831,979
		Total Investments in Securities
		(Cost $102,080,443) *	120.4%	$100,745,632
		Other Assets and Liabilities - Net	(20.4)	(17,058,621)
		Net Assets	100.0%	$83,687,011

@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $102,374,438.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$5,538,134
	Gross Unrealized Depreciation	(7,166,940)
	Net Unrealized Depreciation	$(1,628,806)

PORTFOLIO OF INVESTMENTS
ING VP Global Science and Technology Portfolio	as of March 31, 2008 (Unaudited) (continued)

Industry	Percentage of Net Assets
Aerospace/Defense	3.8%
Biotechnology	2.9
Commercial Services	0.5
Computers	16.6
Distribution/Wholesale	0.3
Electronics	2.7
Environmental Control	1.6
Hand/Machine Tools	0.4
Healthcare - Products	9.3
Healthcare - Services	0.6
Internet	7.1
Media	0.6
Mining	0.5
Miscellaneous Manufacturing	0.6
Pharmaceuticals	5.1
Retail	0.6
Semiconductors	12.6
Software	12.1
Telecommunications	14.6
Toys/Games/Hobbies	0.6
Short-Term Investments	27.3
Other Assets and Liabilities - Net	(20.4)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING VP Global Science and Technology Portfolio	as of March 31, 2008 (Unaudited) (continued)

At 3.31.2008 the following forward currency contracts were outstanding for the ING VP Global Science & Technology Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Euro			USD
EUR 6,000	Buy	4/23/08	9,036	9,465	$429
Euro
EUR 362,000	Buy	4/23/08	569,609	571,061	1,451
Euro
EUR 265,000	Buy	4/23/08	417,621	418,042	420
British Pound Sterling
GBP 19,000	Buy	4/23/08	38,261	37,646	(615)
Hong Kong Dollars
HKD 285,000	Buy	4/23/08	36,587	36,649	62
Japanese Yen
JPY 12,002,000	Buy	4/23/08	111,436	120,583	9,147
Japanese Yen
JPY 50,000,000	Buy	4/23/08	466,954	502,348	35,394
Japanese Yen
JPY 5,243,000	Buy	4/23/08	49,011	52,676	3,666
Japanese Yen
JPY 15,645,000	Buy	4/23/08	161,492	157,185	(4,307)
Japanese Yen
JPY 12,576,000	Buy	4/23/08	126,645	126,350	(295)
Norway Krone
NOK 819,000	Buy	4/23/08	149,406	160,517	11,112
					$56,463
Switzerland Francs
CHF 578,000	Sell	4/23/08	527,637	582,092	$(54,456)
Euro
EUR 1,166,500	Sell	4/23/08	1,710,089	1,840,172	(130,083)
Euro
EUR 16,000	Sell	4/23/08	23,412	25,240	(1,828)
British Pound Sterling
GBP 268,000	Sell	4/23/08	526,755	531,003	(4,248)
British Pound Sterling
GBP 14,500	Sell	4/23/08	28,578	28,730	(152)
Hong Kong Dollars
HKD 6,734,000	Sell	4/23/08	864,786	865,945	(1,159)
Hong Kong Dollars
HKD 781,500	Sell	4/23/08	100,394	100,495	(101)
Japanese Yen
JPY 380,378,751	Sell	4/23/08	3,583,205	3,821,646	(238,441)
Japanese Yen
JPY 10,825,000	Sell	4/23/08	101,815	108,758	(6,944)
					$(437,411)

PORTFOLIO OF INVESTMENTS
ING VP Global Science and Technology Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•      Level 1 - quoted prices in active markets for identical investments

•      Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$77,731,133	$—
Level 2- Other Significant Observable Inputs	682,499	(380,948)
Level 3- Significant Unobservable Inputs	—	—
Total	$78,413,632	$(380,948)

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING VP Growth Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 98.5%
		Aerospace/Defense: 7.9%
28,000		L-3 Communications Holdings, Inc.	$3,061,520
44,400		Lockheed Martin Corp.	4,408,920
27,100		Northrop Grumman Corp.	2,108,651
			9,579,091
		Agriculture: 0.7%
11,600	@@	British American Tobacco PLC ADR	878,700
			878,700
		Airlines: 1.0%
102,900	L	Southwest Airlines Co.	1,275,960
			1,275,960
		Apparel: 3.4%
60,600	L	Nike, Inc.	4,120,800
			4,120,800
		Banks: 2.0%
13,700		Bank of New York Mellon Corp.	571,701
16,800		State Street Corp.	1,327,200
5,100	@@, L	Uniao de Bancos Brasileiros SA GDR	594,864
			2,493,765
		Beverages: 2.1%
75,100		Pepsi Bottling Group, Inc.	2,546,641
			2,546,641
		Biotechnology: 3.9%
20,400	@	Biogen Idec, Inc.	1,258,476
41,500	@, L	Invitrogen Corp.	3,547,005
			4,805,481
		Chemicals: 7.5%
20,600	L	CF Industries Holdings, Inc.	2,134,572
35,194		Ecolab, Inc.	1,528,475
29,300		EI Du Pont de Nemours & Co.	1,370,068
6,200	@, L	Mosaic Co.	636,120
59,000	L	Sigma-Aldrich Corp.	3,519,350
			9,188,585
		Commercial Services: 1.6%
35,000	@@	Accenture Ltd.	1,230,950
15,600	@, L	Apollo Group, Inc. - Class A	673,920
			1,904,870
		Computers: 8.8%
52,700	@	Affiliated Computer Services, Inc.	2,640,797
51,500		Hewlett-Packard Co.	2,351,490
31,900		International Business Machines Corp.	3,672,966
41,700	@, @@, L	Logitech International	1,060,848
39,600	@, L	Western Digital Corp.	1,070,784
			10,796,885
		Diversified Financial Services: 0.5%
15,800	@, L	Nasdaq Stock Market, Inc.	610,828
			610,828
		Electronics: 2.2%
41,400	L	Applera Corp. - Applied Biosystems Group	1,360,404
39,400	@	Arrow Electronics, Inc.	1,325,810
			2,686,214
		Engineering & Construction: 2.1%
9,500	L	Fluor Corp.	1,341,020
21,800	@	McDermott International, Inc.	1,215,826
			2,556,846
		Food: 3.3%
45,500		General Mills, Inc.	2,724,540
27,300		HJ Heinz Co.	1,282,281
			4,006,821
		Healthcare - Products: 1.1%
33,100		Densply International, Inc.	1,277,660
			1,277,660
		Healthcare - Services: 1.8%
28,600		Aetna, Inc.	1,203,774
28,100		UnitedHealth Group, Inc.	965,516
			2,169,290
		Insurance: 1.0%
19,400		Aflac, Inc.	1,260,030
			1,260,030
		Internet: 3.2%
40,100	@	McAfee, Inc.	1,326,909
151,400	@, L	Symantec Corp.	2,516,268
			3,843,177
		Iron/Steel: 1.1%
24,100	L	AK Steel Holding Corp.	1,311,522
			1,311,522

PORTFOLIO OF INVESTMENTS
ING VP Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Machinery - Construction & Mining: 1.1%
17,800	L	Caterpillar, Inc.	$1,393,562
			1,393,562
		Machinery - Diversified: 1.0%
21,300	@, L	AGCO Corp.	1,275,444
			1,275,444
		Media: 2.0%
49,600	@	DIRECTV Group, Inc.	1,229,584
42,600	@	Dish Network Corp.	1,220,971
			2,450,555
		Miscellaneous Manufacturing: 1.0%
15,800		Eaton Corp.	1,258,786
			1,258,786
		Oil & Gas: 7.3%
6,400	@@	Encana Corp.	484,800
39,600	L	ENSCO International, Inc.	2,479,752
43,100		ExxonMobil Corp.	3,645,398
26,600		Hess Corp.	2,345,588
			8,955,538
		Oil & Gas Services: 1.5%
32,100	@, L	FMC Technologies, Inc.	1,826,169
			1,826,169
		Packaging & Containers: 1.1%
23,700	@	Owens-Illinois, Inc.	1,337,391
			1,337,391
		Pharmaceuticals: 5.3%
21,200	@	Express Scripts, Inc.	1,363,584
82,700	@	Forest Laboratories, Inc.	3,308,827
87,500		Pfizer, Inc.	1,831,375
			6,503,786
		Pipelines: 1.1%
29,400		Oneok, Inc.	1,312,122
			1,312,122
		Retail: 7.8%
44,500	L	Best Buy Co., Inc.	1,844,970
181,800		Gap, Inc.	3,577,824
122,100		TJX Cos., Inc.	4,037,847
			9,460,641
		Savings & Loans: 0.8%
52,700		Hudson City Bancorp., Inc.	931,736
			931,736
		Software: 9.6%
121,900	@	BMC Software, Inc.	3,964,188
181,600		CA, Inc.	4,086,001
129,900		Microsoft Corp.	3,686,562
			11,736,751
		Telecommunications: 3.0%
8,500	@@, L	China Mobile Ltd. ADR	637,585
77,400	@@	Nokia OYJ ADR	2,463,642
27,500	@@	Turkcell Iletisim Hizmet AS ADR	574,475
			3,675,702
		Transportation: 0.7%
13,300	@@	Canadian Pacific Railway Ltd.	855,057
			855,057
		Total Common Stock
		(Cost $123,710,519)	120,286,406
EXCHANGE-TRADED FUNDS: 1.0%
		Exchange-Traded Funds: 1.0%
22,400		iShares Russell 1000 Growth Index Fund	1,219,456
		Total Exchange-Traded Funds
		(Cost $1,221,952)	1,219,456
		Total Long-Term Investments
		(Cost $124,932,471)	121,505,862
SHORT-TERM INVESTMENTS: 22.0%
		Mutual Fund: 0.0%
5,000	**	ING Institutional Prime Money Market Fund	5,000
		Total Mutual Fund
		(Cost $5,000)	5,000

Principal Amount			Value
		Repurchase Agreement: 0.4%
$431,000		Morgan Stanley Repurchase Agreement dated 03/31/08, 2.250%, due 04/01/08, $431,027 to be received upon repurchase (Collateralized by $435,000 Federal National Mortgage Association, 5.100%, Market Value plus accrued interest $441,188, due 09/10/09)	$431,000
		Total Repurchase Agreement
		(Cost $431,000)	431,000

PORTFOLIO OF INVESTMENTS
ING VP Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount				Value
		Securities Lending Collateral(cc): 21.6%
$26,432,000		Bank of New York Mellon Corp. Institutional Cash Reserves		$26,432,000
		Total Securities Lending Collateral
		(Cost $26,432,000)		26,432,000
		Total Short-Term Investments
		(Cost $26,868,000)		26,868,000
		Total Investments in Securities
		(Cost $151,800,471) *	121.5%	$148,373,862
		Other Assets and Liabilities — Net	(21.5)	(26,291,555)
		Net Assets	100.0%	$122,082,307

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
	**	Investment in affiliate
	*	Cost for federal income tax purposes is $152,915,751.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,628,705
		Gross Unrealized Depreciation		(6,170,594)
		Net Unrealized Depreciation		$(4,541,889)

PORTFOLIO OF INVESTMENTS
ING VP Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•      Level 1 - quoted prices in active markets for identical investments

•      Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$121,510,862	$—
Level 2- Other Significant Observable Inputs	431,000	—
Level 3- Significant Unobservable Inputs	—	—
Total	$121,941,862	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 98.1%
		Advertising: 1.1%
550,500		Omnicom Group	$24,321,090
			24,321,090
		Aerospace/Defense: 4.1%
222,200		Boeing Co.	16,525,014
900		General Dynamics Corp.	75,033
70,600		Goodrich Corp.	4,060,206
130,700	L	L-3 Communications Holdings, Inc.	14,290,738
169,100		Lockheed Martin Corp.	16,791,630
299,200		Northrop Grumman Corp.	23,280,752
248,400		United Technologies Corp.	17,094,888
			92,118,261
		Agriculture: 1.1%
130,950		Altria Group, Inc.	2,907,090
222,250	@	Philip Morris International, Inc.	11,241,405
196,400	L	Reynolds American, Inc.	11,593,492
900	L	UST, Inc.	49,068
			25,791,055
		Airlines: 0.5%
872,300	L	Southwest Airlines Co.	10,816,520
			10,816,520
		Apparel: 1.7%
422,200		Nike, Inc.	28,709,600
115,000		VF Corp.	8,913,650
			37,623,250
		Auto Parts & Equipment: 0.7%
439,500		Johnson Controls, Inc.	14,855,100
			14,855,100
		Banks: 4.3%
196,047		Bank of America Corp.	7,432,142
546,300	L	Bank of New York Mellon Corp.	22,797,099
117,300	L	Capital One Financial Corp.	5,773,506
1,600	L	Comerica, Inc.	56,128
600	L	First Horizon National Corp.	8,406
253,878	L	Marshall & Ilsley Corp.	5,889,970
1,191,550	L	Regions Financial Corp.	23,533,113
243,500		State Street Corp.	19,236,500
408,236	L	Wachovia Corp.	11,022,372
			95,749,236
		Beverages: 0.9%
139,000		Anheuser-Busch Cos., Inc.	6,595,550
900		Coca-Cola Co.	54,783
344,500	@, L	Constellation Brands, Inc.	6,087,315
227,400		Pepsi Bottling Group, Inc.	7,711,134
			20,448,782
		Biotechnology: 0.8%
286,200	@	Amgen, Inc.	11,957,436
88,600	@	Biogen Idec, Inc.	5,465,734
300	@	Celgene Corp.	18,387
			17,441,557
		Building Materials: 0.6%
600,600	L	Masco Corp.	11,909,898
34,000	L	Trane, Inc.	1,560,600
			13,470,498
		Chemicals: 2.8%
13,900		Air Products & Chemicals, Inc.	1,278,800
276,300	L	Ecolab, Inc.	11,999,709
592,600		EI Du Pont de Nemours & Co.	27,709,976
34,900		International Flavors & Fragrances, Inc.	1,537,345
600		Monsanto Co.	66,900
131,600		PPG Industries, Inc.	7,963,116
225,500	L	Sigma-Aldrich Corp.	13,451,075
			64,006,921
		Commercial Services: 0.8%
97,700	@, L	Apollo Group, Inc. - Class A	4,220,640
69,900	L	Moody’s Corp.	2,434,617
37,000	L	Robert Half International, Inc.	952,380
369,000		RR Donnelley & Sons Co.	11,184,390
5,600		Western Union Co.	119,112
			18,911,139
		Computers: 5.4%
133,600	@	Affiliated Computer Services, Inc.	6,694,696
179,800	@	Apple, Inc.	25,801,300
417,500	@	Dell, Inc.	8,316,600
2,200		Electronic Data Systems Corp.	36,630
799,500	@	EMC Corp.	11,464,830
578,718		Hewlett-Packard Co.	26,424,264
307,450		International Business Machines Corp.	35,399,793

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Computers (continued)
169,300	@, L	Lexmark International, Inc.	$5,200,896
51,500	@, L	Sandisk Corp.	1,162,355
55,300	@	Teradata Corp.	1,219,918
			121,721,282
		Cosmetics/Personal Care: 1.5%
700		Colgate-Palmolive Co.	54,537
490,342		Procter & Gamble Co.	34,358,264
			34,412,801
		Diversified Financial Services: 4.9%
95,700		American Express Co.	4,184,004
35,200	L	Ameriprise Financial, Inc.	1,825,120
300		Charles Schwab Corp.	5,649
400		CIT Group, Inc.	4,740
190,200		Citigroup, Inc.	4,074,084
28,400	L	CME Group, Inc.	13,322,440
113,900	L	Countrywide Financial Corp.	626,450
252,900		Discover Financial Services	4,139,973
171,500		Fannie Mae	4,513,880
126,000	L	Freddie Mac	3,190,320
144,600		Goldman Sachs Group, Inc.	23,915,394
11,700	@, L	IntercontinentalExchange, Inc.	1,526,850
908,900		JPMorgan Chase & Co.	39,037,255
91,950	L	Lehman Brothers Holdings, Inc.	3,460,998
900		Merrill Lynch & Co., Inc.	36,666
100		Morgan Stanley	4,570
110,800	L	Nyse Euronext	6,837,468
400	@, L	SLM Corp.	6,140
			110,712,001
		Electric: 4.0%
26,900		American Electric Power Co., Inc.	1,119,847
105,900		Constellation Energy Group, Inc.	9,347,793
457,400	L	Dominion Resources, Inc.	18,680,216
1,234,500		Duke Energy Corp.	22,035,825
147,900		FirstEnergy Corp.	10,148,898
358,400		FPL Group, Inc.	22,486,016
117,300		PPL Corp.	5,386,416
			89,205,011
		Electronics: 1.5%
344,300	@	Agilent Technologies, Inc.	10,270,469
292,800		Applera Corp. - Applied Biosystems Group	9,621,408
261,600		Jabil Circuit, Inc.	2,474,736
185,700	@, L	Thermo Electron Corp.	10,555,188
35,548	@@	Tyco Electronics Ltd.	1,220,007
700	@	Waters Corp.	38,990
			34,180,798
		Engineering & Construction: 0.3%
46,700		Fluor Corp.	6,592,172
200	@, L	Jacobs Engineering Group, Inc.	14,718
			6,606,890
		Environmental Control: 0.2%
387,100	@	Allied Waste Industries, Inc.	4,184,551
			4,184,551
		Food: 3.0%
378,650		General Mills, Inc.	22,673,562
288,100		HJ Heinz Co.	13,532,057
317,400	L	Kellogg Co.	16,682,544
3,300		Kroger Co.	83,820
973,500		Sara Lee Corp.	13,609,530
300		WM Wrigley Jr. Co.	18,852
			66,600,365
		Forest Products & Paper: 0.1%
62,100	L	International Paper Co.	1,689,120
			1,689,120
		Gas: 0.0%
1,100		Sempra Energy	58,608
			58,608
		Hand/Machine Tools: 0.6%
110,100	L	Black & Decker Corp.	7,277,610
57,300		Snap-On, Inc.	2,913,705
85,800	L	Stanley Works	4,085,796
			14,277,111
		Healthcare - Products: 2.7%
98,900		Baxter International, Inc.	5,718,398
196,200	@	Boston Scientific Corp.	2,525,094
54,400	@@	Covidien Ltd.	2,407,200
40,500	L	CR Bard, Inc.	3,904,200
402,200		Johnson & Johnson	26,090,714
351,600		Medtronic, Inc.	17,006,892
73,600	@, L	St. Jude Medical, Inc.	3,178,784
100		Stryker Corp.	6,505
			60,837,787
		Healthcare - Services: 1.2%
143,500		Aetna, Inc.	6,039,915
116,850	@	Coventry Health Care, Inc.	4,714,898

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Healthcare - Services (continued)
56,900	@	Humana, Inc.	$2,552,534
274,450		UnitedHealth Group, Inc.	9,430,102
105,150	@	WellPoint, Inc.	4,640,270
			27,377,719
		Home Builders: 0.2%
109,500	L	KB Home	2,707,935
104,800		Pulte Homes, Inc.	1,524,840
			4,232,775
		Household Products/Wares: 1.4%
186,200		Clorox Co.	10,546,368
328,500		Kimberly-Clark Corp.	21,204,675
			31,751,043
		Housewares: 0.1%
122,800		Newell Rubbermaid, Inc.	2,808,436
			2,808,436
		Insurance: 5.2%
195,200	@@	ACE Ltd.	10,747,712
193,300	L	Aflac, Inc.	12,554,835
2,800		Allstate Corp.	134,568
55,300	L	AMBAC Financial Group, Inc.	317,975
477,600	L	American International Group, Inc.	20,656,200
1,600		Assurant, Inc.	97,376
632,050		Chubb Corp.	31,273,834
128,937	L	Hartford Financial Services Group, Inc.	9,769,556
700		Lincoln National Corp.	36,400
320,950	L	Metlife, Inc.	19,340,447
258,000		Travelers Cos., Inc.	12,345,300
			117,274,203
		Internet: 1.2%
84,000	@, L	Amazon.com, Inc.	5,989,200
139,700	@	eBay, Inc.	4,168,648
154,500	@, L	Expedia, Inc.	3,382,005
20,900	@, L	Google, Inc. - Class A	9,205,823
309,400	@, L	Symantec Corp.	5,142,228
1,100	@, L	Yahoo!, Inc.	31,823
			27,919,727
		Investment Companies: 0.0%
900	L	American Capital Strategies Ltd.	30,744
			30,744
		Iron/Steel: 0.3%
600		Nucor Corp.	40,644
51,250	L	United States Steel Corp.	6,502,088
			6,542,732
		Leisure Time: 0.0%
300	L	Carnival Corp.	12,144
			12,144
		Lodging: 0.1%
62,700	L	Starwood Hotels & Resorts Worldwide, Inc.	3,244,725
			3,244,725
		Machinery - Construction & Mining: 0.9%
170,700	L	Caterpillar, Inc.	13,364,103
106,000	@	Terex Corp.	6,625,000
			19,989,103
		Machinery - Diversified: 0.2%
118,000		Cummins, Inc.	5,524,760
			5,524,760
		Media: 2.0%
94,850		Clear Channel Communications, Inc.	2,771,517
278,300	@, L	DIRECTV Group, Inc.	6,899,057
109,800		McGraw-Hill Cos., Inc.	4,057,110
500	@	Viacom - Class B	19,810
752,600	L	Walt Disney Co.	23,616,588
10,200	L	Washington Post	6,747,300
			44,111,382
		Mining: 0.5%
107,500		Freeport-McMoRan Copper & Gold, Inc.	10,343,650
			10,343,650
		Miscellaneous Manufacturing: 5.5%
600		Cooper Industries Ltd.	24,090
361,100		Dover Corp.	15,086,758
235,200		Eaton Corp.	18,738,384
1,582,700		General Electric Co.	58,575,727
143,500		Honeywell International, Inc.	8,096,270
301,000	L	Leggett & Platt, Inc.	4,590,250
201,725		Parker Hannifin Corp.	13,973,491
60,800		Textron, Inc.	3,369,536
1,800	@@	Tyco International Ltd.	79,290
			122,533,796
		Office/Business Equipment: 0.1%
131,300		Xerox Corp.	1,965,561
			1,965,561
		Oil & Gas: 13.7%
144,000		Anadarko Petroleum Corp.	9,076,320
55,600		Apache Corp.	6,717,592

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
778,968		Chevron Corp.	$66,492,708
555,126		ConocoPhillips	42,306,152
158,300		Devon Energy Corp.	16,515,439
147,600		ENSCO International, Inc.	9,242,712
1,426,100	S	ExxonMobil Corp.	120,619,538
41,200		Hess Corp.	3,633,016
77,300		Marathon Oil Corp.	3,524,880
71,300	L	Noble Energy, Inc.	5,190,640
316,250		Occidental Petroleum Corp.	23,140,013
42,800		Valero Energy Corp.	2,101,908
			308,560,918
		Oil & Gas Services: 0.3%
71,700	@, L	National Oilwell Varco, Inc.	4,185,846
300	L	Schlumberger Ltd.	26,100
21,603	@	Transocean, Inc.	2,920,726
			7,132,672
		Packaging & Containers: 0.3%
80,100		Ball Corp.	3,679,794
98,000	@, L	Pactiv Corp.	2,568,580
			6,248,374
		Pharmaceuticals: 4.5%
100		Allergan, Inc.	5,639
139,350		AmerisourceBergen Corp.	5,710,563
600		Bristol-Myers Squibb Co.	12,780
513,600		Eli Lilly & Co.	26,496,624
100	@, L	Express Scripts, Inc.	6,432
140,900	@	Forest Laboratories, Inc.	5,637,409
54,600	@	Gilead Sciences, Inc.	2,813,538
50,600	@	Medco Health Solutions, Inc.	2,215,774
503,900		Merck & Co., Inc.	19,123,005
1,821,250		Pfizer, Inc.	38,118,763
900		Wyeth	37,584
			100,178,111
		Pipelines: 0.2%
164,500		Williams Cos., Inc.	5,425,210
			5,425,210
		Retail: 4.9%
68,800	L	Abercrombie & Fitch Co.	5,032,032
78,900	@, L	Autozone, Inc.	8,981,187
186,900	L	Best Buy Co., Inc.	7,748,874
193,200	@, L	Big Lots, Inc.	4,308,360
422,000	@, L	Coach, Inc.	12,723,300
259,600	L	Costco Wholesale Corp.	16,866,212
1,600		CVS Caremark Corp.	64,816
248,600	L	Family Dollar Stores, Inc.	4,847,700
121,200	@, L	GameStop Corp.	6,267,252
1,900		Gap, Inc.	37,392
300		Lowe’s Cos., Inc.	6,882
168,700		McDonald’s Corp.	9,408,399
81,000		Polo Ralph Lauren Corp.	4,721,490
175,800	L	RadioShack Corp.	2,856,750
70,600	@, L	Starbucks Corp.	1,235,500
137,500	L	Supervalu, Inc.	4,122,250
372,650	L	TJX Cos., Inc.	12,323,536
149,700		Wal-Mart Stores, Inc.	7,886,196
			109,438,128
		Savings & Loans: 0.8%
944,900		Hudson City Bancorp., Inc.	16,705,832
104,300	L	Washington Mutual, Inc.	1,074,290
			17,780,122
		Semiconductors: 1.9%
207,600		Applied Materials, Inc.	4,050,276
300	@, L	Broadcom Corp.	5,781
874,900		Intel Corp.	18,530,382
100	@, L	MEMC Electronic Materials, Inc.	7,090
194,550	@, L	Nvidia Corp.	3,850,145
545,500		Texas Instruments, Inc.	15,421,285
			41,864,959
		Software: 4.2%
200	@, L	Adobe Systems, Inc.	7,118
123,400	@	Autodesk, Inc.	3,884,632
312,600	@	BMC Software, Inc.	10,165,752
700,500		CA, Inc.	15,761,250
177,600		IMS Health, Inc.	3,731,376
1,557,600		Microsoft Corp.	44,204,684
390,500	@	Novell, Inc.	2,456,245
715,600	@	Oracle Corp.	13,997,136
			94,208,193
		Telecommunications: 4.3%
1,005,856		AT&T, Inc.	38,524,285
168,400	L	CenturyTel, Inc.	5,597,616
968,000	@, L	Cisco Systems, Inc.	23,319,120
178,900		Corning, Inc.	4,300,756
238,000	@, L	JDS Uniphase Corp.	3,186,820

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares				Value
		Telecommunications (continued)
1,100	@, L	Juniper Networks, Inc.		$27,500
1,400		Motorola, Inc.		13,020
177,300		Qualcomm, Inc.		7,269,300
600		Sprint Nextel Corp.		4,014
6,300	@, L	Tellabs, Inc.		34,335
417,300		Verizon Communications, Inc.		15,210,585
				97,487,351
		Toys/Games/Hobbies: 0.2%
188,800	L	Hasbro, Inc.		5,267,520
				5,267,520
		Transportation: 0.3%
300	L	CSX Corp.		16,821
400	L	Expeditors International Washington, Inc.		18,072
101,300	L	Ryder System, Inc.		6,170,183
200		United Parcel Service, Inc. - Class B		14,604
				6,219,680
		Total Common Stock
		(Cost $2,295,685,776)		2,205,513,472
REAL ESTATE INVESTMENT TRUSTS: 0.3%
		Hotels: 0.1%
182,600		Host Hotels & Resorts, Inc.		2,906,992
				2,906,992
		Storage: 0.2%
58,700		Public Storage, Inc.		5,201,994
				5,201,994
		Warehouse/Industrial: 0.0%
500	L	Prologis		29,430
				29,430
		Total Real Estate Investment Trusts
		(Cost $8,023,855)		8,138,416
		Total Long-Term Investments
		(Cost $2,303,709,631)		2,213,651,888
SHORT-TERM INVESTMENTS: 15.1%
		Mutual Fund: 1.0%
22,500,000	**	ING Institutional Prime Money Market Fund		22,500,000
		Total Mutual Fund
		(Cost $22,500,000)		22,500,000

Principal Amount				Value
		Repurchase Agreement: 0.5%
$11,177,000		Goldman Sachs Repurchase Agreement dated 03/31/08, 2.250%, due 04/01/08, $11,177,699 to be received upon repurchase (Collateralized by $11,251,000 Federal Home Loan Mortgage Corporation, 5.000%, Market Value plus accrued interest $11,401,013, due 09/16/08		$11,177,000
		Total Repurchase Agreement
		(Cost $11,177,000)		11,177,000
		Securities Lending Collateral(cc): 13.6%
305,413,000		Bank of New York Mellon Corp. Institutional Cash Reserves		305,413,000
		Total Securities Lending Collateral
		(Cost $305,413,000)		305,413,000
		Total Short-Term Investments
		(Cost $339,090,000)		339,090,000
		Total Investments in Securities
		(Cost $2,642,799,631) *	113.5%	$2,552,741,888
		Other Assets and Liabilities - Net	(13.5)	(303,776,688)
		Net Assets	100.0%	$2,248,965,200

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
	**	Investment in affiliate
	*	Cost for federal income tax purposes is $2,665,473,521.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$62,988,729
		Gross Unrealized Depreciation		(175,720,362)
		Net Unrealized Depreciation		$(112,731,633)

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of March 31, 2008 (Unaudited) (continued)

ING VP Index Plus LargeCap Portfolio Open Futures Contracts on March 31, 2008

Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500	109	36,079,000	06/19/08	$1,053,259
				$1,053,259

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•      Level 1 - quoted prices in active markets for identical investments

•      Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$2,236,151,888	$1,053,259
Level 2- Other Significant Observable Inputs	11,177,000	—
Level 3- Significant Unobservable Inputs	—	—
Total	$2,247,328,888	$1,053,259

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 94.7%
		Advertising: 0.2%
50,700	@	Getty Images, Inc.	$1,622,400
			1,622,400
		Aerospace/Defense: 0.6%
82,700	@	BE Aerospace, Inc.	2,890,365
65,938	L	DRS Technologies, Inc.	3,842,867
			6,733,232
		Agriculture: 0.4%
63,500	L	Universal Corp.	4,161,155
			4,161,155
		Apparel: 0.4%
116,500	@, L	Warnaco Group, Inc.	4,594,760
			4,594,760
		Auto Manufacturers: 0.6%
195,300	L	Oshkosh Truck Corp.	7,085,484
			7,085,484
		Auto Parts & Equipment: 1.2%
222,600		BorgWarner, Inc.	9,578,478
146,200	@, L	Lear Corp.	3,788,042
			13,366,520
		Banks: 2.9%
110,700	L	Associated Banc-Corp.	2,947,941
262,477	L	Cathay General Bancorp.	5,441,148
499,198	L	Colonial BancGroup, Inc.	4,807,277
142,500	L	First Community Bancorp., Inc.	3,826,125
12,400	@, L	SVB Financial Group	541,136
266,000	L	Webster Financial Corp.	7,413,420
234,600	L	Wilmington Trust Corp.	7,296,060
			32,273,107
		Beverages: 0.9%
66,500	@, L	Hansen Natural Corp.	2,347,450
314,598		PepsiAmericas, Inc.	8,031,687
			10,379,137
		Biotechnology: 1.5%
89,200	@, L	Affymetrix, Inc.	1,552,972
11,800	@	Charles River Laboratories International, Inc.	695,492
85,129	@, L	Invitrogen Corp.	7,275,976
386,200	@, L	Millennium Pharmaceuticals, Inc.	5,970,652
73,500	@, L	Vertex Pharmaceuticals, Inc.	1,755,915
			17,251,007
		Chemicals: 3.6%
79,300		Airgas, Inc.	3,605,771
16,158	L	Albemarle Corp.	590,090
84,700	L	Cabot Corp.	2,371,600
50,000		CF Industries Holdings, Inc.	5,181,000
105,000	L	Cytec Industries, Inc.	5,654,250
146,929		Lubrizol Corp.	8,156,029
65,500	L	Minerals Technologies, Inc.	4,113,400
315,760	L	Olin Corp.	6,239,418
27,800		RPM International, Inc.	582,132
98,000	@, L	Terra Industries, Inc.	3,481,940
31,000		Valspar Corp.	615,040
			40,590,670
		Coal: 0.5%
140,300		Arch Coal, Inc.	6,103,050
			6,103,050
		Commercial Services: 4.8%
122,893	@, L	Alliance Data Systems Corp.	5,838,646
123,900	@, L	Career Education Corp.	1,576,008
81,100	@, W, L	ChoicePoint, Inc.	3,860,360
47,100		Corporate Executive Board Co.	1,906,608
64,600	L	DeVry, Inc.	2,702,864
70,600	@, L	Gartner, Inc.	1,365,404
30,500		Global Payments, Inc.	1,261,480
51,448	@, L	ITT Educational Services, Inc.	2,363,007
138,816		Manpower, Inc.	7,809,788
164,022	@, L	MPS Group, Inc.	1,938,740
48,800	@, L	Navigant Consulting, Inc.	926,224
88,200		Pharmaceutical Product Development, Inc.	3,695,580
126,500	@, L	Rent-A-Center, Inc.	2,321,275
233,496	L	Rollins, Inc.	4,130,544
276,300		Service Corp. International	2,801,682
106,400	L	Sotheby’s	3,076,024
21,300	L	Strayer Education, Inc.	3,248,250
65,700	@, L	United Rentals, Inc.	1,237,788
210,800	@, L	Valassis Communications, Inc.	2,287,180
			54,347,452

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Computers: 2.9%
348,500	@, L	Cadence Design Systems, Inc.	$3,721,980
23,800		Diebold, Inc.	893,690
84,000	@, L	DST Systems, Inc.	5,522,160
72,200	L	Jack Henry & Associates, Inc.	1,781,174
285,300	@	NCR Corp.	6,513,399
58,938	@, L	SRA International, Inc.	1,432,783
250,185	@	Synopsys, Inc.	5,681,701
261,378	@	Western Digital Corp.	7,067,661
			32,614,548
		Cosmetics/Personal Care: 0.3%
123,500		Alberto-Culver Co.	3,385,135
			3,385,135
		Distribution/Wholesale: 0.9%
85,300	L	Fastenal Co.	3,917,829
63,831	@	Ingram Micro, Inc.	1,010,445
165,400	@	Tech Data Corp.	5,425,120
			10,353,394
		Diversified Financial Services: 1.4%
241,600	L	Eaton Vance Corp.	7,371,216
30,700	L	Jefferies Group, Inc.	495,191
359,231		Raymond James Financial, Inc.	8,255,128
			16,121,535
		Electric: 3.3%
168,020		Alliant Energy Corp.	5,882,380
442,300	@	Aquila, Inc.	1,419,783
71,800		DPL, Inc.	1,840,952
168,300		Energy East Corp.	4,059,396
216,300	L	Hawaiian Electric Industries	5,163,081
308,753		MDU Resources Group, Inc.	7,579,886
36,608		Northeast Utilities	898,360
70,789		OGE Energy Corp.	2,206,493
134,742		Puget Energy, Inc.	3,485,776
93,000		SCANA Corp.	3,401,940
13,600		Wisconsin Energy Corp.	598,264
			36,536,311
		Electrical Components & Equipment: 1.2%
101,392	W	Ametek, Inc.	4,452,123
26,700	@	Energizer Holdings, Inc.	2,415,816
156,800	L	Hubbell, Inc.	6,850,592
			13,718,531
		Electronics: 2.8%
47,674	L	Amphenol Corp.	1,775,857
235,200	@	Arrow Electronics, Inc.	7,914,480
219,900	@	Avnet, Inc.	7,197,327
204,925	L	National Instruments Corp.	5,356,740
163,257	@, L	Thomas & Betts Corp.	5,937,657
38,368	@, L	Varian, Inc.	2,222,275
76,200	@	Vishay Intertechnology, Inc.	690,372
			31,094,708
		Engineering & Construction: 1.4%
61,200	@	Dycom Industries, Inc.	735,012
162,800		Granite Construction, Inc.	5,325,188
244,500		KBR, Inc.	6,779,985
87,300	@	URS Corp.	2,853,837
			15,694,022
		Entertainment: 0.7%
111,000		International Speedway Corp.	4,573,200
165,350	@, L	Macrovision Corp.	2,232,225
27,200	@, L	Scientific Games Corp.	574,192
			7,379,617
		Food: 1.3%
86,500		Corn Products International, Inc.	3,212,610
36,254	L	Hormel Foods Corp.	1,510,342
197,600	L	Ruddick Corp.	7,283,536
120,500	@, L	Smithfield Foods, Inc.	3,104,080
			15,110,568
		Forest Products & Paper: 0.1%
125,000	L	Temple-Inland, Inc.	1,590,000
			1,590,000
		Gas: 1.8%
162,700		Energen Corp.	10,136,210
71,800	L	Vectren Corp.	1,926,394
262,900		WGL Holdings, Inc.	8,428,574
			20,491,178
		Hand/Machine Tools: 0.5%
67,400		Kennametal, Inc.	1,983,582
49,200		Lincoln Electric Holdings, Inc.	3,172,908
			5,156,490
		Healthcare - Products: 4.9%
255,744		Densply International, Inc.	9,871,718
108,799	@, L	Edwards Lifesciences Corp.	4,846,995
49,576	@	Gen-Probe, Inc.	2,389,563

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
96,667	@, L	Henry Schein, Inc.	$5,548,686
84,000	@, L	Hillenbrand Industries, Inc.	4,015,200
105,358	@, L	Hologic, Inc.	5,857,905
39,200	@, S	Intuitive Surgical, Inc.	12,714,520
80,500	@, L	Kinetic Concepts, Inc.	3,721,515
44,700	@, L	Resmed, Inc.	1,885,446
74,500	L	Steris Corp.	1,998,835
36,948	@, L	Techne Corp.	2,488,817
			55,339,200
		Healthcare - Services: 1.4%
55,500	@, L	Apria Healthcare Group, Inc.	1,096,125
35,600	@, W, L	Covance, Inc.	2,953,732
198,100	@	Health Net, Inc.	6,101,480
117,715	@, L	Lincare Holdings, Inc.	3,308,969
47,200	@, L	WellCare Health Plans, Inc.	1,838,440
			15,298,746
		Home Builders: 1.7%
108,200	@, L	Hovnanian Enterprises, Inc.	1,146,920
67,500		MDC Holdings, Inc.	2,955,825
9,100	@, L	NVR, Inc.	5,437,250
24,800	L	Ryland Group, Inc.	815,672
144,698	L	Thor Industries, Inc.	4,307,659
204,300	@, L	Toll Brothers, Inc.	4,796,964
			19,460,290
		Home Furnishings: 0.3%
272,200	L	Furniture Brands International, Inc.	3,184,740
			3,184,740
		Household Products/Wares: 0.9%
295,689		American Greetings Corp.	5,485,031
61,350	L	Blyth, Inc.	1,209,822
95,157	L	Tupperware Corp.	3,680,673
			10,375,526
		Insurance: 6.7%
294,668	L	American Financial Group, Inc.	7,531,714
228,000		Arthur J. Gallagher & Co.	5,385,360
273,459	L	Brown & Brown, Inc.	4,752,717
52,200	L	Commerce Group, Inc.	1,882,332
160,984	@@	Everest Re Group Ltd.	14,412,898
174,700	L	Fidelity National Title Group, Inc.	3,202,251
31,300		First American Corp.	1,062,322
135,657		Hanover Insurance Group, Inc.	5,580,929
331,596		HCC Insurance Holdings, Inc.	7,523,913
104,900		Horace Mann Educators Corp.	1,833,652
51,725	L	Mercury General Corp.	2,291,935
229,100		PMI Group, Inc.	1,333,362
72,417		Protective Life Corp.	2,937,234
82,614		Stancorp Financial Group, Inc.	3,941,514
114,097	L	Unitrin, Inc.	4,032,188
293,730		WR Berkley Corp.	8,133,384
			75,837,705
		Internet: 1.2%
148,800	@, L	Avocent Corp.	2,514,720
46,700	@, L	Digital River, Inc.	1,446,299
177,900	@	McAfee, Inc.	5,886,711
68,000	@, L	NetFlix, Inc.	2,356,200
100,300	@, L	Valueclick, Inc.	1,730,175
			13,934,105
		Investment Companies: 0.2%
132,200	L	Apollo Investment Corp.	2,092,726
			2,092,726
		Iron/Steel: 1.5%
49,700	L	Carpenter Technology Corp.	2,781,709
31,900	L	Cleveland-Cliffs, Inc.	3,822,258
117,100		Reliance Steel & Aluminum Co.	7,009,606
105,056		Steel Dynamics, Inc.	3,471,050
			17,084,623
		Leisure Time: 0.5%
366,800	L	Callaway Golf Co.	5,384,624
			5,384,624
		Machinery - Construction & Mining: 0.7%
118,700		Joy Global, Inc.	7,734,492
			7,734,492
		Machinery - Diversified: 3.6%
141,000	@, L	AGCO Corp.	8,443,080
92,400		Flowserve Corp.	9,644,712
275,300	L	IDEX Corp.	8,448,957
31,800	L	Nordson Corp.	1,712,430
110,500		Roper Industries, Inc.	6,568,120
56,600	L	Wabtec Corp.	2,131,556
121,600	@, L	Zebra Technologies Corp.	4,051,712
			41,000,567
		Media: 0.3%
38,100	L	Media General, Inc.	534,162
97,800	@, L	Scholastic Corp.	2,960,406
			3,494,568

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Metal Fabricate/Hardware: 0.5%
57,300		Commercial Metals Co.	$1,717,281
212,200	L	Worthington Industries	3,579,814
			5,297,095
		Miscellaneous Manufacturing: 3.5%
110,930	L	Aptargroup, Inc.	4,318,505
24,200		Brink’s Co.	1,625,756
85,400		Carlisle Cos., Inc.	2,855,776
183,864		Crane Co.	7,418,912
59,600	L	Donaldson Co., Inc.	2,400,688
95,700		Harsco Corp.	5,299,866
23,000	L	Matthews International Corp. - Class A	1,109,750
164,488	L	Pentair, Inc.	5,247,167
63,700		SPX Corp.	6,682,130
51,363		Teleflex, Inc.	2,450,529
			39,409,079
		Office Furnishings: 0.7%
157,071	L	Herman Miller, Inc.	3,859,234
167,907	L	HNI, Corp.	4,515,019
			8,374,253
		Oil & Gas: 6.9%
16,900	@, L	Bill Barrett Corp.	798,525
157,600	L	Cimarex Energy Co.	8,627,024
303,300	@	Denbury Resources, Inc.	8,659,215
129,300	@, L	Encore Acquisition Co.	5,208,204
154,600	@, L	Forest Oil Corp.	7,569,216
113,300		Frontier Oil Corp.	3,088,558
141,076	L	Helmerich & Payne, Inc.	6,612,232
59,600	@	Newfield Exploration Co.	3,149,860
160,800	L	Patterson-UTI Energy, Inc.	4,209,744
36,200		Pioneer Natural Resources Co.	1,778,144
79,823	@, L	Plains Exploration & Production Co.	4,241,794
373,350	@, S	Pride International, Inc.	13,048,581
46,300	@, L	Quicksilver Resources, Inc.	1,691,339
260,000	@	Southwestern Energy Co.	8,759,400
			77,441,836
		Oil & Gas Services: 1.9%
97,600	@, L	Exterran Holdings, Inc.	6,299,104
107,100	@, L	FMC Technologies, Inc.	6,092,919
133,000	@	Grant Prideco, Inc.	6,546,260
53,400	@, L	Superior Energy Services	2,115,708
			21,053,991
		Packaging & Containers: 0.9%
189,300		Packaging Corp. of America	4,227,069
184,534		Sonoco Products Co.	5,283,208
			9,510,277
		Pharmaceuticals: 2.5%
86,511	@, L	Cephalon, Inc.	5,571,308
152,500	@	Endo Pharmaceuticals Holdings, Inc.	3,650,850
150,700		Medicis Pharmaceutical Corp.	2,967,283
72,500	@	NBTY, Inc.	2,171,375
141,800	L	Omnicare, Inc.	2,575,088
58,800	@, L	Par Pharmaceutical Cos., Inc.	1,022,532
97,900	L	Perrigo Co.	3,693,767
109,500	@, L	Sepracor, Inc.	2,137,440
140,995	@, L	VCA Antech, Inc.	3,856,213
			27,645,856
		Pipelines: 1.9%
29,700		Equitable Resources, Inc.	1,749,330
187,300		National Fuel Gas Co.	8,842,433
236,450		Oneok, Inc.	10,552,764
			21,144,527
		Real Estate: 0.2%
33,700	L	Jones Lang LaSalle, Inc.	2,606,358
			2,606,358
		Retail: 5.1%
33,400		Advance Auto Parts, Inc.	1,137,270
93,550	@, L	Aeropostale, Inc.	2,536,141
225,200		American Eagle Outfitters	3,943,252
62,100	@, L	AnnTaylor Stores Corp.	1,501,578
78,300	L	Barnes & Noble, Inc.	2,399,895
145,200	@, L	BJ’s Wholesale Club, Inc.	5,182,188
41,900	L	Bob Evans Farms, Inc.	1,156,021
64,400	@, L	Carmax, Inc.	1,250,648
36,400		CBRL Group, Inc.	1,302,028
219,800	@, L	Chico’s FAS, Inc.	1,562,778
36,000	@, L	Chipotle Mexican Grill, Inc.	4,083,480
68,000	@, L	Copart, Inc.	2,635,680
63,620	@, L	Dick’s Sporting Goods, Inc.	1,703,744
112,232	@, L	Dollar Tree, Inc.	3,096,481
48,600		Guess ?, Inc.	1,966,842

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Retail (continued)
193,000	@, L	Hanesbrands, Inc.	$5,635,600
27,900	@, L	O’Reilly Automotive, Inc.	795,708
95,300	L	Phillips-Van Heusen	3,613,776
160,700	L	Regis Corp.	4,417,643
75,908		Ross Stores, Inc.	2,274,204
182,500	@, L	Urban Outfitters, Inc.	5,721,375
			57,916,332
		Savings & Loans: 0.8%
166,500	L	Astoria Financial Corp.	4,522,140
252,974	L	First Niagara Financial Group, Inc.	3,437,917
48,200		New York Community Bancorp., Inc.	878,204
			8,838,261
		Semiconductors: 1.9%
168,800	@	Atmel Corp.	587,424
48,800	@, L	Cree, Inc.	1,364,448
44,700	@, L	Cypress Semiconductor Corp.	1,055,367
223,900	@	Fairchild Semiconductor International, Inc.	2,668,888
192,800	@, L	International Rectifier Corp.	4,145,200
49,900		Intersil Corp.	1,280,933
149,872	@, L	Lam Research Corp.	5,728,108
255,150	@, L	Semtech Corp.	3,656,300
41,800	@, L	Silicon Laboratories, Inc.	1,318,372
			21,805,040
		Software: 2.9%
325,700	@	Activision, Inc.	8,894,867
118,600	L	Acxiom Corp.	1,407,782
44,800	@, L	Advent Software, Inc.	1,909,376
82,700		Broadridge Financial Solutions ADR	1,455,520
114,500	@, L	Cerner Corp.	4,268,560
53,825	@, L	CSG Systems International	611,990
79,709		Dun & Bradstreet Corp.	6,486,718
102,500	@	Metavante Technologies, inc.	2,048,975
36,400	@, L	Parametric Technology Corp.	581,672
196,042	@, L	Sybase, Inc.	5,155,905
			32,821,365
		Telecommunications: 2.8%
423,989	@	3Com Corp.	970,935
139,200	@, L	ADC Telecommunications, Inc.	1,681,536
122,886	@, L	Cincinnati Bell, Inc.	523,494
72,133	@, L	CommScope, Inc.	2,512,392
178,700	@, L	Foundry Networks, Inc.	2,069,346
172,473		Harris Corp.	8,370,115
172,900	@, L	NeuStar, Inc.	4,578,392
116,600	L	Plantronics, Inc.	2,251,546
507,400	@, L	RF Micro Devices, Inc.	1,349,684
178,060		Telephone & Data Systems, Inc.	6,992,416
			31,299,856
		Textiles: 0.7%
108,932	@, L	Mohawk Industries, Inc.	7,800,621
			7,800,621
		Transportation: 1.4%
12,600		Alexander & Baldwin, Inc.	542,808
71,053	L	Con-way, Inc.	3,515,702
13,900	@, L	Kansas City Southern	557,529
195,200	L	Tidewater, Inc.	10,757,472
27,900		Werner Enterprises, Inc.	517,824
			15,891,335
		Total Common Stock
		(Cost $1,141,907,923)	1,066,832,005
REAL ESTATE INVESTMENT TRUSTS: 4.2%
		Diversified: 0.2%
36,500	L	Duke Realty Corp.	832,565
37,400		Liberty Property Trust	1,163,514
			1,996,079
		Hotels: 1.0%
336,100	L	Hospitality Properties Trust	11,434,122
			11,434,122
		Office Property: 0.2%
37,300		Highwoods Properties, Inc.	1,158,911
48,900		Mack-Cali Realty Corp.	1,746,219
			2,905,130
		Regional Malls: 0.6%
98,700	L	Macerich Co.	6,935,649
			6,935,649
		Shopping Centers: 1.2%
65,200		Regency Centers Corp.	4,222,352
260,300	L	Weingarten Realty Investors	8,964,732
			13,187,084
		Warehouse/Industrial: 1.0%
207,900		AMB Property Corp.	11,313,918
			11,313,918

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares				Value
		Total Real Estate Investment Trusts
		(Cost $49,652,664)		$47,771,982
		Total Long-Term Investments
		(Cost $1,191,560,587)		1,114,603,987
SHORT-TERM INVESTMENTS: 30.3%
		Mutual Fund: 0.6%
6,505,000	**	ING Institutional Prime Money Market Fund		6,505,000
		Total Mutual Fund
		(Cost $6,505,000)		6,505,000

Principal Amount				Value
		Repurchase Agreement: 0.6%
$6,111,000		Morgan Stanley Repurchase Agreement dated 03/31/08, 2.250%, due 04/01/08, $6,111,382 to be received upon repurchase (Collateralized by $6,165,000 Federal National Mortgage Association, 5.100%, Market Value plus accrued interest $6,252,697, due 09/10/09)		$6,111,000
		Total Repurchase Agreement
		(Cost $6,111,000)		6,111,000
		Securities Lending Collateral(cc): 29.1%
328,216,000		Bank of New York Mellon Corp. Institutional Cash Reserves		328,216,000
		Total Securities Lending Collateral
		(Cost $328,216,000)		328,216,000
		Total Short-Term Investments
		(Cost $340,832,000)		340,832,000
		Total Investments in Securities
		(Cost $1,532,392,587) *	129.2%	$1,455,435,987
		Other Assets and Liabilities - Net	(29.2)	(329,104,416)
		Net Assets	100.0%	$1,126,331,571

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security
	S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
	**	Investment in affiliate
	*	Cost for federal income tax purposes is $1,547,491,708.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$45,264,585
		Gross Unrealized Depreciation		(137,320,306)
		Net Unrealized Depreciation		$(92,055,721)

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of March 31, 2008 (Unaudited) (continued)

ING VP Index Plus MidCap Portfolio Open Futures Contracts on March 31, 2008

Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P MidCap 400 Index	28	10,941,000	06/19/08	$(125,551)
				$(125,551)

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•      Level 1 - quoted prices in active markets for identical investments

•      Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$1,121,108,987	$(125,551)
Level 2- Other Significant Observable Inputs	6,111,000	—
Level 3- Significant Unobservable Inputs	—	—
Total	$1,127,219,987	$(125,551)

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 95.2%
		Advertising: 0.1%
29,078	@, L	inVentiv Health, Inc.	$837,737
			837,737
		Aerospace/Defense: 2.1%
67,673		Cubic Corp.	1,923,943
99,220		Curtiss-Wright Corp.	4,115,646
53,580	@	Esterline Technologies Corp.	2,698,825
12,730	@, L	Moog, Inc.	537,333
81,400	@, L	Orbital Sciences Corp.	1,961,740
63,200	@	Teledyne Technologies, Inc.	2,970,400
			14,207,887
		Agriculture: 0.2%
31,880		Andersons, Inc.	1,422,167
			1,422,167
		Airlines: 0.5%
172,065		Skywest, Inc.	3,634,013
			3,634,013
		Apparel: 2.1%
119,450	@, L	CROCS, Inc.	2,086,792
26,210	@, L	Deckers Outdoor Corp.	2,825,962
177,370	@, L	Iconix Brand Group, Inc.	3,077,370
24,200	@, L	Maidenform Brands, Inc.	393,734
33,500	L	Oxford Industries, Inc.	754,755
35,780	@	Skechers USA, Inc.	723,114
41,500	@, L	Volcom, Inc.	838,715
113,138		Wolverine World Wide, Inc.	3,282,133
			13,982,575
		Auto Manufacturers: 0.3%
211,430	L	Wabash National Corp.	1,900,756
			1,900,756
		Banks: 5.2%
242,210	L	Bank Mutual Corp.	2,601,335
196,300	L	Boston Private Financial Holdings, Inc.	2,078,817
111,790	L	Cascade Bancorp.	1,068,712
133,415	L	Central Pacific Financial Corp.	2,514,873
38,900	L	Community Bank System, Inc.	955,384
46,100	L	Corus Bankshares, Inc.	448,553
113,136	L	East-West Bancorp., Inc.	2,008,164
27,267	L	Frontier Financial Corp.	482,081
135,520	L	Glacier Bancorp., Inc.	2,597,918
140,468		Hanmi Financial Corp.	1,038,059
93,210		Nara Bancorp., Inc.	1,210,798
202,500	L	National Penn Bancshares, Inc.	3,683,475
66,730	L	Old National Bancorp.	1,201,140
114,200	L	Prosperity Bancshares, Inc.	3,272,972
53,750	@, L	Signature Bank	1,370,625
48,900	L	Sterling Bancorp.	759,417
96,590		Sterling Financial Corp.	1,507,770
16,830	L	Susquehanna Bancshares, Inc.	342,827
230,979		UCBH Holdings, Inc.	1,792,397
24,000	L	United Community Banks, Inc.	407,520
14,465	L	Whitney Holding Corp.	358,587
85,070	L	Wintrust Financial Corp.	2,973,197
			34,674,621
		Beverages: 0.1%
13,250	@	Boston Beer Co., Inc.	629,905
			629,905
		Biotechnology: 0.9%
63,450	@, L	CryoLife, Inc.	596,430
69,200	@, L	Enzo Biochem, Inc.	629,028
16,530	@, L	Lifecell Corp.	694,756
60,810	@, L	Martek Biosciences Corp.	1,858,962
95,330	@, L	Regeneron Pharmaceuticals, Inc.	1,829,383
32,800	@, L	Savient Pharmaceuticals, Inc.	656,000
			6,264,559
		Building Materials: 2.0%
81,400	L	Apogee Enterprises, Inc.	1,253,560
65,200	@, L	Drew Industries, Inc.	1,594,792
201,186		Gibraltar Industries, Inc.	2,359,912
77,502		Lennox International, Inc.	2,787,747
113,800	@, L	NCI Building Systems, Inc.	2,753,960
32,520		Simpson Manufacturing Co., Inc.	883,894
15,690	L	Texas Industries, Inc.	943,126
13,692	L	Universal Forest Products, Inc.	440,882
			13,017,873

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Chemicals: 1.2%
154,950	L	Georgia Gulf Corp.	$1,073,804
25,186	L	HB Fuller Co.	514,046
20,000		NewMarket Corp.	1,509,000
29,320	@	OM Group, Inc.	1,599,113
80,570	@	PolyOne Corp.	513,231
42,280		Quaker Chemical Corp.	1,322,941
31,200		Schulman A, Inc.	640,536
82,500	L	Tronox, Inc.	321,750
27,800	L	Zep, Inc.	450,916
			7,945,337
		Coal: 1.0%
135,890		Massey Energy Co.	4,959,985
38,100	@, L	Patriot Coal Corp.	1,789,557
			6,749,542
		Commercial Services: 4.2%
37,820		Administaff, Inc.	892,930
43,900	@, L	AMN Healthcare Services, Inc.	676,938
59,250	L	Arbitron, Inc.	2,557,230
18,090	@, L	Bankrate, Inc.	902,510
51,100	L	Bowne & Co., Inc.	779,275
35,800	@	Bright Horizons Family Solutions, Inc.	1,540,832
35,000		CDI Corp.	876,750
52,094	L	Chemed Corp.	2,198,367
8,316	@, L	Consolidated Graphics, Inc.	466,112
46,822	L	Heidrick & Struggles International, Inc.	1,523,120
85,300	@	Hillenbrand, Inc.	1,885,130
12,021	@, L	Kendle International, Inc.	539,983
50,142	@, L	Live Nation, Inc.	608,222
76,100	L	MAXIMUS, Inc.	2,793,631
143,630	@, L	On Assignment, Inc.	912,051
15,010	@	Parexel International Corp.	391,761
16,700	@, L	Pharmanet Development Group	421,341
23,696	@, L	Pre-Paid Legal Services, Inc.	1,004,947
49,427	@, L	Spherion Corp.	302,493
115,960	@, L	TrueBlue, Inc.	1,558,502
39,250	@, L	Volt Information Sciences, Inc.	665,680
70,776		Watson Wyatt Worldwide, Inc.	4,016,538
			27,514,343
		Computers: 2.4%
15,700	@	Ansoft Corp.	479,164
65,724	@, L	CACI International, Inc.	2,993,728
148,734	@	Ciber, Inc.	728,797
85,980	@, L	Mercury Computer Systems, Inc.	483,208
162,688	@, L	Micros Systems, Inc.	5,476,078
37,800		MTS Systems Corp.	1,219,428
47,195	@	Planar Systems, Inc.	189,252
65,700	@	Radiant Systems, Inc.	917,829
107,480	@, L	Radisys Corp.	1,084,473
17,270	@	SI International, Inc.	331,411
27,600	@, L	Stratasys, Inc.	491,280
63,200	@, L	Synaptics, Inc.	1,509,216
			15,903,864
		Cosmetics/Personal Care: 0.5%
45,000	@, L	Chattem, Inc.	2,985,300
			2,985,300
		Distribution/Wholesale: 2.7%
152,290	@, L	Brightpoint, Inc.	1,273,144
121,600	@, L	Fossil, Inc.	3,713,664
225,720	@	LKQ Corp.	5,071,928
63,660	L	Owens & Minor, Inc.	2,504,384
18,720	@, L	Scansource, Inc.	677,477
77,270	@, L	United Stationers, Inc.	3,685,779
23,500	L	Watsco, Inc.	973,370
			17,899,746
		Diversified Financial Services: 1.5%
89,280	L	Financial Federal Corp.	1,947,197
50,231	@	Investment Technology Group, Inc.	2,319,668
75,175	@, L	LaBranche & Co., Inc.	327,011
61,580		OptionsXpress Holdings, Inc.	1,275,322
54,300	@, L	Portfolio Recovery Associates, Inc.	2,328,927
90,845	L	SWS Group, Inc.	1,111,034
24,903	@, L	World Acceptance, Corp.	793,161
			10,102,320
		Electric: 0.1%
14,210	L	Central Vermont Public Service Corp.	339,619
			339,619
		Electrical Components & Equipment: 0.6%
68,300	L	Belden CDT, Inc.	2,412,356
42,506	@	Littelfuse, Inc.	1,486,435
			3,898,791
		Electronics: 5.4%
23,200	L	Analogic Corp.	1,543,728
194,950	@	Benchmark Electronics, Inc.	3,499,353
87,200		Brady Corp.	2,915,096

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Electronics (continued)
54,640	@, L	Checkpoint Systems, Inc.	$1,467,084
160,579		CTS Corp.	1,718,195
65,797	@, L	Cymer, Inc.	1,713,354
28,211	@, L	Dionex Corp.	2,171,965
65,230	@, L	Electro Scientific Industries, Inc.	1,074,990
50,300	@, L	Faro Technologies, Inc.	1,568,354
149,490	@, L	Flir Systems, Inc.	4,498,154
27,208	@, L	Itron, Inc.	2,454,978
83,040	@, L	LoJack Corp.	1,049,626
117,243		Methode Electronics, Inc.	1,370,571
33,820	@, L	Plexus Corp.	948,651
102,100		Technitrol, Inc.	2,361,573
132,476	@	Trimble Navigation Ltd.	3,787,489
128,692	@	TTM Technologies, Inc.	1,456,793
15,662	L	Woodward Governor Co.	418,489
			36,018,443
		Energy - Alternate Sources: 0.2%
103,333	@, L	Headwaters, Inc.	1,362,962
			1,362,962
		Engineering & Construction: 1.5%
170,672	@	EMCOR Group, Inc.	3,790,625
127,900	@, S	Shaw Group, Inc.	6,029,206
			9,819,831
		Entertainment: 0.1%
71,300	@, L	Shuffle Master, Inc.	381,455
			381,455
		Environmental Control: 0.4%
87,125	@	Waste Connections, Inc.	2,678,223
			2,678,223
		Food: 2.1%
123,369	L	Flowers Foods, Inc.	3,053,383
63,660	@, L	Great Atlantic & Pacific Tea Co.	1,669,165
95,588	@, L	Hain Celestial Group, Inc.	2,819,846
16,930	L	Nash Finch Co.	575,281
49,600	@	Performance Food Group Co.	1,620,928
43,570	@, L	Ralcorp Holdings, Inc.	2,533,596
62,524	@, L	TreeHouse Foods, Inc.	1,429,299
20,900	@, L	United Natural Foods, Inc.	391,039
			14,092,537
		Forest Products & Paper: 1.2%
205,547	@	Buckeye Technologies, Inc.	2,293,905
38,800	L	Neenah Paper, Inc.	1,000,264
110,015		Rock-Tenn Co.	3,297,150
19,423	L	Schweitzer-Mauduit International, Inc.	449,448
78,673	L	Wausau Paper Corp.	649,839
			7,690,606
		Gas: 4.1%
53,291		Atmos Energy Corp.	1,358,921
85,250	L	Laclede Group, Inc.	3,037,458
121,280	L	New Jersey Resources Corp.	3,765,744
87,951	L	Northwest Natural Gas Co.	3,820,591
100,900	L	Piedmont Natural Gas Co.	2,649,634
34,200		South Jersey Industries, Inc.	1,200,762
244,930		Southern Union Co.	5,699,515
218,039		UGI Corp.	5,433,532
			26,966,157
		Hand/Machine Tools: 0.9%
76,300	L	Baldor Electric Co.	2,136,400
100,800		Regal-Beloit Corp.	3,692,304
			5,828,704
		Healthcare - Products: 2.9%
29,700	@, L	Abaxism, Inc.	688,149
48,110	@, L	Arthrocare Corp.	1,604,469
31,050	L	Cooper Cos., Inc.	1,069,052
24,640	@, L	Cyberonics	357,280
7,280	@	Haemonetics Corp.	433,742
70,385	@, L	ICU Medical, Inc.	2,024,976
96,848	@	Idexx Laboratories, Inc.	4,770,732
84,935	@	Immucor, Inc.	1,812,513
24,500		Invacare Corp.	545,860
15,690	@, L	Kensey Nash Corp.	454,226
25,555	L	LCA-Vision, Inc.	319,438
37,000	L	Mentor Corp.	951,640
36,200	L	Meridian Bioscience, Inc.	1,210,166
35,100	@, L	Merit Medical Systems, Inc.	555,633
51,932	@	Osteotech, Inc.	246,677
18,960	@, L	PSS World Medical, Inc.	315,874
7,650	@, L	SurModics, Inc.	320,382
7,000		Vital Signs, Inc.	354,550
20,600	L	West Pharmaceutical Services, Inc.	911,138
			18,946,497

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Healthcare - Services: 3.1%
14,600	@, L	Air Methods Corp.	$706,202
46,711	@, L	Amedisys, Inc.	1,837,611
102,315	@, L	AMERIGROUP Corp.	2,796,269
71,275	@, L	Amsurg Corp.	1,687,792
74,006	@, L	Centene Corp.	1,031,644
21,200	@, L	Gentiva Health Services, Inc.	461,312
55,110	@, L	Healthways, Inc.	1,947,587
23,370	@	LHC Group, Inc.	392,616
25,700	@, L	Matria Healthcare, Inc.	573,110
45,300	@, L	Molina Healthcare, Inc.	1,106,226
55,420	@, L	Odyssey HealthCare, Inc.	498,780
90,613	@	Pediatrix Medical Group, Inc.	6,107,316
21,000	@, L	RehabCare Group, Inc.	315,000
18,090	@	Res-Care, Inc.	310,244
47,879	@, L	Sunrise Senior Living, Inc.	1,066,744
			20,838,453
		Home Builders: 0.3%
83,960	@, L	Champion Enterprises, Inc.	842,119
53,420		M/I Homes, Inc.	907,072
			1,749,191
		Home Furnishings: 0.5%
90,699	L	Ethan Allen Interiors, Inc.	2,578,573
22,300	@, L	Universal Electronics, Inc.	539,883
			3,118,456
		Household Products/Wares: 0.1%
72,370	@, L	Central Garden & Pet Co.	321,323
10,700		WD-40 Co.	355,775
			677,098
		Housewares: 0.7%
19,950		Libbey, Inc.	335,958
95,910	L	Toro Co.	3,969,715
			4,305,673
		Insurance: 4.9%
127,125		Delphi Financial Group	3,715,864
10,070	L	Hilb Rogal & Hobbs Co.	316,903
9,790		Infinity Property & Casualty Corp.	407,264
10,290	L	Landamerica Financial Group, Inc.	406,146
54,270	@	Navigators Group, Inc.	2,952,288
140,565	@	Philadelphia Consolidated Holding Co.	4,526,193
88,141		Presidential Life Corp.	1,537,179
80,692	@, L	ProAssurance Corp.	4,343,650
64,011		RLI Corp.	3,173,025
56,070		Safety Insurance Group, Inc.	1,913,669
143,544	L	Selective Insurance Group	3,427,831
45,140		Tower Group, Inc.	1,136,174
57,200	L	United Fire & Casualty Co.	2,139,280
68,985		Zenith National Insurance Corp.	2,473,802
			32,469,268
		Internet: 2.7%
78,860	@, L	Blue Coat Systems, Inc.	1,738,074
54,910	@, L	Blue Nile, Inc.	2,973,377
130,554	@, L	Cybersource Corp.	1,907,394
57,100	@, L	DealerTrack Holdings, Inc.	1,154,562
39,390	@, L	Infospace, Inc.	455,742
116,320	@, L	j2 Global Communications, Inc.	2,596,262
26,100	@, L	Knot, Inc.	306,675
180,650	@, L	Perficient, Inc.	1,434,361
152,921	@, L	Secure Computing Corp.	986,340
76,365	@, L	Stamps.com, Inc.	783,505
108,122		United Online, Inc.	1,141,768
116,600	@, L	Websense, Inc.	2,186,250
			17,664,310
		Leisure Time: 0.9%
94,700	L	Polaris Industries, Inc.	3,883,647
56,980	@, L	WMS Industries, Inc.	2,049,571
			5,933,218
		Lodging: 0.0%
14,600	@, L	Monarch Casino & Resort, Inc.	258,566
			258,566
		Machinery - Diversified: 1.7%
84,322	L	Applied Industrial Technologies, Inc.	2,520,385
17,770	L	Briggs & Stratton Corp.	318,083
13,400	L	Cascade Corp.	660,754
74,430		Cognex Corp.	1,624,807
101,251	@	Gardner Denver, Inc.	3,756,412
30,100	@, L	Intevac, Inc.	389,795
7,400	L	Lindsay Manufacturing Co.	758,278
47,322		Robbins & Myers, Inc.	1,545,063
			11,573,577
		Media: 0.2%
23,940	L	Factset Research Systems, Inc.	1,289,648
			1,289,648

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Metal Fabricate/Hardware: 1.2%
33,075	L	AM Castle & Co.	$893,025
7,941	L	Lawson Products	218,775
100,900		Mueller Industries, Inc.	2,910,965
50,631		Quanex Corp.	2,619,648
10,990		Valmont Industries, Inc.	965,911
			7,608,324
		Mining: 0.5%
33,000	@, L	Brush Engineered Materials, Inc.	847,110
22,910	@	Century Aluminum Co.	1,517,558
14,100	@, L	RTI International Metals, Inc.	637,461
			3,002,129
		Miscellaneous Manufacturing: 2.6%
102,655	L	Acuity Brands, Inc.	4,409,032
33,359	L	AO Smith Corp.	1,096,510
55,100	L	Barnes Group, Inc.	1,264,545
59,375	@, L	Ceradyne, Inc.	1,897,625
73,800	L	Clarcor, Inc.	2,623,590
92,154	@, L	EnPro Industries, Inc.	2,874,283
61,000	@, L	Griffon Corp.	524,600
44,800	@	Lydall, Inc.	512,960
75,330	L	Myers Industries, Inc.	989,083
130,700	@, L	Sturm Ruger & Co., Inc.	1,076,968
			17,269,196
		Office Furnishings: 0.1%
65,544	L	Interface, Inc.	920,893
			920,893
		Oil & Gas: 4.2%
60,050	@, L	Atwood Oceanics, Inc.	5,507,786
86,888		Cabot Oil & Gas Corp.	4,417,386
8,200		Penn Virginia Corp.	361,538
6,530	@	Petroleum Development Corp.	452,333
109,680	@, L	Petroquest Energy, Inc.	1,901,851
76,180	@, L	Pioneer Drilling Co.	1,213,547
84,420	L	St. Mary Land & Exploration Co.	3,250,170
75,300	@, L	Stone Energy Corp.	3,938,943
67,803	@	Swift Energy Co.	3,050,457
65,705	@	Unit Corp.	3,722,188
			27,816,199
		Oil & Gas Services: 3.9%
32,700	@, L	Basic Energy Services, Inc.	722,016
27,244	@, L	Dril-Quip, Inc.	1,266,029
23,810		Gulf Island Fabrication, Inc.	683,823
128,653	@, L	Helix Energy Solutions Group, Inc.	4,052,570
46,300	@, L	Hornbeck Offshore Services, Inc.	2,114,521
69,780	@, L	ION Geophysical Corp.	962,964
35,133	L	Lufkin Industries, Inc.	2,242,188
8,010	@	NATCO Group, Inc.	374,468
91,350	@	Oceaneering International, Inc.	5,755,050
54,484	@, L	SEACOR Holdings, Inc.	4,650,754
46,885	@, L	W-H Energy Services, Inc.	3,228,032
			26,052,415
		Packaging & Containers: 0.0%
57,100	L	Chesapeake Corp.	274,651
			274,651
		Pharmaceuticals: 1.4%
21,710	@, L	Alpharma, Inc.	569,019
77,500	@, L	Cubist Pharmaceuticals, Inc.	1,427,550
60,600	@	HealthExtras, Inc.	1,505,304
41,770	@, L	Noven Pharmaceuticals, Inc.	375,095
83,840	@, L	PetMed Express, Inc.	929,786
126,000	@, L	Salix Pharmaceuticals Ltd.	791,280
71,710	@, L	Sciele Pharma, Inc.	1,398,345
72,900	@, L	Theragenics Corp.	287,226
23,750	@, L	USANA Health Sciences, Inc.	523,213
146,120	@, L	Viropharma, Inc.	1,306,313
			9,113,131
		Real Estate: 0.2%
47,300	@, L	Forestar Real Estate Group, Inc.	1,178,243
			1,178,243
		Retail: 7.6%
49,622	L	Brown Shoe Co., Inc.	747,804
35,200	@, L	Buffalo Wild Wings, Inc.	862,400
88,658	L	Casey’s General Stores, Inc.	2,003,671
48,850	L	Cash America International, Inc.	1,778,140
116,316		Cato Corp.	1,737,761
56,110	@, L	CEC Entertainment, Inc.	1,620,457
72,980	@	Charlotte Russe Holding, Inc.	1,265,473
155,700	L	Christopher & Banks Corp.	1,555,443
88,970	@, L	Dress Barn, Inc.	1,151,272
167,210	@, L	First Cash Financial Services, Inc.	1,727,279
62,519	@	Gymboree Corp.	2,493,258
67,650	@	Insight Enterprises, Inc.	1,183,875
149,122	@, L	Jack in the Box, Inc.	4,006,908
76,000	@, L	JOS A Bank Clothiers, Inc.	1,558,000

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Retail (continued)
16,883	L	Landry’s Restaurants, Inc.	$274,855
31,300		Longs Drug Stores Corp.	1,328,998
129,327	L	Men’s Wearhouse, Inc.	3,009,439
49,900		Movado Group, Inc.	972,551
81,573	@, L	Panera Bread Co.	3,417,093
45,410	@, L	PF Chang’s China Bistro, Inc.	1,291,460
120,720	@, L	Quiksilver, Inc.	1,184,263
37,900	@, L	Red Robin Gourmet Burgers, Inc.	1,423,903
55,800	@, L	School Specialty, Inc.	1,759,932
145,024	@, L	Sonic Corp.	3,196,329
49,310	@, L	Texas Roadhouse, Inc.	483,238
38,900	@, L	Tractor Supply Co.	1,537,328
56,595	@, L	Tween Brands, Inc.	1,400,160
56,110		World Fuel Services Corp.	1,575,008
153,300	@, L	Zale Corp.	3,029,208
48,200	@, L	Zumiez, Inc.	756,258
			50,331,764
		Savings & Loans: 1.6%
91,440	L	Anchor Bancorp. Wisconsin, Inc.	1,734,617
97,430		BankAtlantic Bancorp., Inc.	380,951
251,920	L	Brookline Bancorp., Inc.	2,892,042
150,830	L	Dime Community Bancshares	2,636,508
82,942	@, L	FirstFed Financial Corp.	2,251,875
58,100	@, L	Guaranty Financial Group, Inc.	617,022
			10,513,015
		Semiconductors: 3.1%
38,700	@, L	ATMI, Inc.	1,077,021
137,020	@, L	Axcelis Technologies, Inc.	767,312
46,950	@	Brooks Automation, Inc.	456,354
94,500	@, L	Cabot Microelectronics Corp.	3,038,175
103,694		Cohu, Inc.	1,685,028
28,880	@, L	Diodes, Inc.	634,205
140,400	@	DSP Group, Inc.	1,788,696
32,200	@, L	Microsemi Corp.	734,160
52,500	@	MKS Instruments, Inc.	1,123,500
21,821	@, L	Pericom Semiconductor Corp.	320,332
69,800	@	Photronics, Inc.	666,590
283,470	@, L	Skyworks Solutions, Inc.	2,063,662
56,300	@	Standard Microsystems Corp.	1,642,834
24,700	@, L	Supertex, Inc.	504,127
134,340	@, L	Varian Semiconductor Equipment Associates, Inc.	3,781,671
			20,283,667
		Software: 2.8%
97,548	@, L	Ansys, Inc.	3,367,357
31,310	@, L	Avid Technology, Inc.	762,085
92,817	@	Captaris, Inc.	410,251
20,760	@, L	Concur Technologies, Inc.	644,598
24,600	@, L	Digi International, Inc.	283,884
160,800	@, L	Informatica Corp.	2,743,248
47,338	@	JDA Software Group, Inc.	863,919
24,758	@	Mantech International Corp.	1,123,023
73,710	@, L	Omnicell, Inc.	1,481,571
30,270	@, L	Phase Forward, Inc.	517,012
48,600	@, L	Phoenix Technologies Ltd.	761,076
89,869	@	Progress Software Corp.	2,688,880
42,600	@, L	Smith Micro Software, Inc.	260,712
35,271	@, L	SPSS, Inc.	1,367,809
41,350	@	Take-Two Interactive Software, Inc.	1,055,252
			18,330,677
		Telecommunications: 2.1%
125,970	@, L	Adaptec, Inc.	370,352
41,310	@, L	Anixter International, Inc.	2,645,492
255,190	@, L	Arris Group, Inc.	1,485,206
30,040		Black Box Corp.	926,734
44,460	@, L	Comtech Telecommunications	1,733,940
122,400		Fairpoint Communications, Inc.	1,104,048
151,319	@, L	Harmonic, Inc.	1,150,024
87,850	@	Netgear, Inc.	1,752,608
105,030	@, L	Novatel Wireless, Inc.	1,016,690
216,200	@, L	Symmetricom, Inc.	754,538
36,343	@	Tollgrade Communications, Inc.	190,437
43,400	@, L	Viasat, Inc.	942,648
			14,072,717
		Textiles: 0.6%
81,256		G&K Services, Inc.	2,893,526
37,400		Unifirst Corp.	1,387,166
			4,280,692
		Toys/Games/Hobbies: 0.2%
44,442	@, L	Jakks Pacific, Inc.	1,225,266
			1,225,266
		Transportation: 1.5%
40,490	L	Arkansas Best Corp.	1,290,011
32,182	@, L	HUB Group, Inc.	1,058,466

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Transportation (continued)
76,720	@, L	Kirby Corp.	$4,373,040
38,800	L	Landstar System, Inc.	2,023,808
46,750	@, L	Old Dominion Freight Line	1,488,053
			10,233,378
		Total Common Stock (Cost $693,917,153)	630,080,185
REAL ESTATE INVESTMENT TRUSTS: 3.9%
		Apartments: 0.3%
17,545		Essex Property Trust, Inc.	1,999,779
			1,999,779
		Diversified: 1.1%
65,700	L	Colonial Properties Trust	1,580,085
56,140		Entertainment Properties Trust	2,769,386
208,130		Lexington Corporate Properties Trust	2,999,153
			7,348,624
		Health Care: 0.3%
70,400	L	Medical Properties Trust, Inc.	796,928
48,800	L	Senior Housing Properties Trust	1,156,560
			1,953,488
		Hotels: 0.4%
200,890		DiamondRock Hospitality Co.	2,545,276
			2,545,276
		Office Property: 0.8%
93,300		BioMed Realty Trust, Inc.	2,228,937
6,600		Kilroy Realty Corp.	324,126
73,300	L	Parkway Properties, Inc.	2,709,168
			5,262,231
		Real Estate: 0.1%
17,200	L	Home Properties, Inc.	825,428
			825,428
		Regional Malls: 0.4%
89,740	L	Pennsylvania Real Estate Investment Trust	2,188,759
			2,188,759
		Single Tenant: 0.3%
97,050	L	National Retail Properties, Inc.	2,139,953
			2,139,953
		Storage: 0.2%
93,000	L	Extra Space Storage, Inc.	1,505,670
			1,505,670
		Total Real Estate Investment Trusts
		(Cost $26,548,452)	25,769,208
		Total Long-Term Investments
		(Cost $720,465,605)	655,849,393
SHORT-TERM INVESTMENTS: 30.0%
		Mutual Fund: 0.7%
4,450,000	**, S	ING Institutional Prime Money Market Fund	4,450,000
		Total Mutual Fund
		(Cost $4,450,000)	4,450,000

Principal Amount				Value
		Repurchase Agreement: 0.5%
$3,268,000		Morgan Stanley Repurchase Agreement dated 03/31/08, 2.250%, due 04/01/08, $3,268,204 to be received upon repurchase (Collateralized by $3,300,000 Federal National Mortgage Association, 5.100%, Market Value plus accrued interest $3,346,943, due 09/10/09)		$3,268,000
		Total Repurchase Agreement
		(Cost $3,268,000)		3,268,000
		Securities Lending Collateral(cc): 28.8%
191,040,000		Bank of New York Mellon Corp. Institutional Cash Reserves		191,040,000
		Total Securities Lending Collateral
		(Cost $191,040,000)		191,040,000
		Total Short-Term Investments (Cost $198,758,000)		198,758,000
		Total Investments in Securities (Cost $919,223,605) *	129.1%	$854,607,393
		Other Assets and Liabilities - Net	(29.1)	(192,746,724)
		Net Assets	100.0%	$661,860,669

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
	**	Investment in affiliate

	*	Cost for federal income tax purposes is $933,835,660.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$15,710,327
		Gross Unrealized Depreciation		(94,938,594)
		Net Unrealized Depreciation		$(79,228,267)

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of March 31, 2008 (Unaudited) (continued)

ING VP Index Plus SmallCap Portfolio Open Futures Contracts on March 31, 2008

				Unrealized
Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Appreciation/ (Depreciation)
Long Contracts
Russell 2000	18	6,210,000	06/19/08	$150,547
				$150,547

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•      Level 1 - quoted prices in active markets for identical investments

•      Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$660,299,393	$150,457
Level 2- Other Significant Observable Inputs	3,268,000	—
Level 3- Significant Unobservable Inputs	—	—
Total	$663,567,393	$150,457

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING VP Small Company Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 89.9%
		Advertising: 0.4%
86,740	@	inVentiv Health, Inc.	$2,498,979
			2,498,979
		Aerospace/Defense: 2.6%
94,600		DRS Technologies, Inc.	5,513,288
127,700	@	Moog, Inc.	5,390,217
90,100	@	Teledyne Technologies, Inc.	4,234,700
			15,138,205
		Apparel: 1.0%
162,322	@, @@	Gildan Activewear, Inc.	6,064,350
			6,064,350
		Auto Parts & Equipment: 0.5%
225,000	L	ArvinMeritor, Inc.	2,814,750
			2,814,750
		Banks: 4.7%
568,314	L	Bank Mutual Corp.	6,103,692
211,100	L	Citizens Banking Corp.	2,623,973
308,750	L	FirstMerit Corp.	6,378,775
91,100	L	Hancock Holding Co.	3,828,022
140,269	L	Prosperity Bancshares, Inc.	4,020,110
114,202	L	UMB Financial Corp.	4,705,122
			27,659,694
		Biotechnology: 2.1%
51,900	@, L	Alexion Pharmaceuticals, Inc.	3,077,670
562,360	@, L	Human Genome Sciences, Inc.	3,312,300
276,600	@, L	Millennium Pharmaceuticals, Inc.	4,276,236
38,600	@, L	Myriad Genetics, Inc.	1,555,194
			12,221,400
		Chemicals: 3.0%
104,600	L	Albemarle Corp.	3,819,992
70,200		Cytec Industries, Inc.	3,780,270
58,700		HB Fuller Co.	1,198,067
202,700		Hercules, Inc.	3,707,383
14,200	@, L	Terra Industries, Inc.	504,526
117,100	L	UAP Holding Corp.	4,489,614
			17,499,852
		Commercial Services: 3.8%
63,500	@, L	Advisory Board Co.	3,488,690
69,200	L	Arbitron, Inc.	2,986,672
46,300	L	DeVry, Inc.	1,937,192
30,800	@, L	Exponent, Inc.	1,011,472
61,800	@	FTI Consulting, Inc.	4,390,272
224,800	@	Geo Group, Inc.	6,393,312
165,800	@, L	TrueBlue, Inc.	2,228,352
			22,435,962
		Computers: 1.7%
100,000	@, L	CACI International, Inc.	4,555,000
615,500	@, L	Mentor Graphics Corp.	5,434,865
			9,989,865
		Distribution/Wholesale: 1.2%
250,260	@, L	Brightpoint, Inc.	2,092,174
149,900	@	Tech Data Corp.	4,916,720
			7,008,894
		Diversified Financial Services: 2.6%
43,000	L	Greenhill & Co., Inc.	2,991,080
73,750	@	Investment Technology Group, Inc.	3,405,775
186,200		OptionsXpress Holdings, Inc.	3,856,202
42,112	@, L	Piper Jaffray Cos.	1,430,124
107,403		Waddell & Reed Financial, Inc.	3,450,858
			15,134,039
		Electric: 1.8%
94,900	L	Idacorp, Inc.	3,047,239
22,900	L	ITC Holdings Corp.	1,192,174
269,800		Portland General Electric Co.	6,083,990
			10,323,403
		Electrical Components & Equipment: 1.5%
178,000	@, L	Advanced Energy Industries, Inc.	2,360,280
33,900	W	Ametek, Inc.	1,488,549
282,200	@, L	Greatbatch, Inc.	5,195,302
			9,044,131
		Electronics: 3.6%
116,600	@, L	Cymer, Inc.	3,036,264
46,000	@, L	FEI Co.	1,004,180
224,200	@	NU Horizons Electronics Corp.	1,407,976
206,800	@	Orbotech Ltd.	3,792,712
98,900	@	Plexus Corp.	2,774,145
98,000	@	Thomas & Betts Corp.	3,564,260
96,100	@	Varian, Inc.	5,566,112
			21,145,649

PORTFOLIO OF INVESTMENTS
ING VP Small Company Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Environmental Control: 1.1%
206,700	@	Waste Connections, Inc.	$6,353,958
			6,353,958
		Food: 1.1%
122,500		Corn Products International, Inc.	4,549,650
76,500	L	Flowers Foods, Inc.	1,893,375
			6,443,025
		Gas: 2.5%
131,000		New Jersey Resources Corp.	4,067,550
218,800		Vectren Corp.	5,870,404
143,700		WGL Holdings, Inc.	4,607,022
			14,544,976
		Hand/Machine Tools: 0.6%
93,700		Regal-Beloit Corp.	3,432,231
			3,432,231
		Healthcare - Products: 2.2%
71,624	@, L	Accuray, Inc.	559,383
77,200	@, L	Hologic, Inc.	4,292,320
261,390	@, L	Micrus Endovascular Corp.	3,230,780
317,987	@, L	Spectranetics Corp.	2,658,371
179,110	@, L	Volcano Corp.	2,238,875
			12,979,729
		Healthcare - Services: 2.2%
63,600	@, L	Amedisys, Inc.	2,502,024
103,200	@, L	Magellan Health Services, Inc.	4,096,008
26,600	@, L	Psychiatric Solutions, Inc.	902,272
101,300		Universal Health Services, Inc.	5,438,797
			12,939,101
		Household Products/Wares: 0.3%
74,309	@, L	Jarden Corp.	1,615,478
			1,615,478
		Housewares: 0.9%
128,900		Toro Co.	5,335,171
			5,335,171
		Insurance: 4.4%
160,704	@@	Aspen Insurance Holdings Ltd.	4,239,372
195,800		Fidelity National Title Group, Inc.	3,589,014
183,840	@	First Mercury Financial Corp.	3,200,654
109,200		Hanover Insurance Group, Inc.	4,492,488
107,950	@@	Platinum Underwriters Holdings Ltd.	3,504,057
82,950	@	ProAssurance Corp.	4,465,199
102,572	L	Selective Insurance Group	2,449,419
			25,940,203
		Internet: 2.4%
231,700	@, L	Cogent Communications Group, Inc.	4,242,427
235,950	@, L	Trizetto Group	3,938,006
302,400	@, L	Websense, Inc.	5,670,000
			13,850,433
		Leisure Time: 0.5%
90,200	@, L	Life Time Fitness, Inc.	2,815,142
			2,815,142
		Machinery - Diversified: 2.9%
111,000	@	Gardner Denver, Inc.	4,118,100
81,000		Nordson Corp.	4,361,850
57,500	L	Tennant Co.	2,289,075
164,100		Wabtec Corp.	6,180,006
			16,949,031
		Media: 0.6%
249,100	L	Entercom Communications Corp.	2,473,563
230,600	L	GateHouse Media, Inc.	1,346,704
			3,820,267
		Metal Fabricate/Hardware: 1.0%
143,100		Commercial Metals Co.	4,288,707
46,400	@, L	Ladish Co., Inc.	1,670,400
			5,959,107
		Miscellaneous Manufacturing: 0.7%
182,000	L	Barnes Group, Inc.	4,176,900
			4,176,900
		Oil & Gas: 3.3%
101,300	@, L	Carrizo Oil & Gas, Inc.	6,004,051
304,300	@, L	EXCO Resources, Inc.	5,629,550
239,400	@, L	Parallel Petroleum Corp.	4,685,058
53,800	@	Unit Corp.	3,047,770
			19,366,429
		Oil & Gas Services: 2.5%
153,300	@, L	Cal Dive International, Inc.	1,591,254
34,700	@, L	Core Laboratories NV	4,139,710
36,800	@, L	Dril-Quip, Inc.	1,710,096
203,000	@	Global Industries Ltd.	3,266,270
247,000	@	Tetra Technologies, Inc.	3,912,480
			14,619,810

PORTFOLIO OF INVESTMENTS
ING VP Small Company Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Packaging & Containers: 1.8%
181,800	@	Crown Holdings, Inc.	$4,574,088
119,000	L	Silgan Holdings, Inc.	5,905,970
			10,480,058
		Pharmaceuticals: 2.9%
318,700	@, L	Akorn, Inc.	1,507,451
150,300	@, L	BioMarin Pharmaceuticals, Inc.	5,316,111
185,200	@, L	MannKind Corp.	1,105,644
96,300	L	Omnicare, Inc.	1,748,808
197,800	@, L	Sciele Pharma, Inc.	3,857,100
32,000	@, L	United Therapeutics Corp.	2,774,400
30,800	@, L	USANA Health Sciences, Inc.	678,524
			16,988,038
		Retail: 7.1%
146,000	L	Casey’s General Stores, Inc.	3,299,600
81,700	@	Gymboree Corp.	3,258,196
226,900	@, L	Jack in the Box, Inc.	6,096,803
195,781	@, L	JOS A Bank Clothiers, Inc.	4,013,511
80,400		Longs Drug Stores Corp.	3,413,784
128,900	@, L	Pantry, Inc.	2,717,212
200,100	@	Papa John’s International, Inc.	4,844,421
84,700	L	Phillips-Van Heusen	3,211,824
182,400		Regis Corp.	5,014,176
354,150	L	Stage Stores, Inc.	5,737,230
			41,606,757
		Savings & Loans: 2.4%
284,372	L	First Niagara Financial Group, Inc.	3,864,615
448,968	L	NewAlliance Bancshares, Inc.	5,504,348
494,300		Westfield Financial, Inc.	4,829,311
			14,198,274
		Semiconductors: 5.8%
215,700	@	DSP Group, Inc.	2,748,018
343,500	@	Emulex Corp.	5,578,440
605,800	@	Entegris, Inc.	4,355,702
174,700	@	Fairchild Semiconductor International, Inc.	2,082,424
228,000	@, L	Formfactor, Inc.	4,354,800
242,100	L	Micrel, Inc.	2,244,267
622,900	@, L	ON Semiconductor Corp.	3,538,072
147,900	@	QLogic Corp.	2,270,265
116,700	@	Teradyne, Inc.	1,449,414
288,600	@, @@	Verigy Ltd.	5,437,224
			34,058,626
		Software: 3.9%
184,000	@, L	Ansys, Inc.	6,351,680
435,400	@, L	Epicor Software Corp.	4,876,480
332,500	@	Parametric Technology Corp.	5,313,350
89,100	@, L	SPSS, Inc.	3,455,298
144,650	@, L	THQ, Inc.	3,153,370
			23,150,178
		Telecommunications: 4.6%
428,800		Alaska Communications Systems Group, Inc.	5,248,512
69,800	@, L	Anixter International, Inc.	4,469,992
127,500	@, L	CommScope, Inc.	4,440,825
294,400	@	Foundry Networks, Inc.	3,409,152
71,000		Otelco, Inc.	1,106,890
284,728	@, L	RCN Corp.	3,183,259
170,100	@	SBA Communications Corp.	5,074,083
			26,932,713
		Transportation: 1.7%
119,000	L	General Maritime Corp.	2,809,590
148,100	L	Heartland Express, Inc.	2,111,906
174,400	L	Horizon Lines, Inc.	3,245,584
61,200	@	HUB Group, Inc.	2,012,868
			10,179,948
		Total Common Stock
		(Cost $559,679,803)	527,714,756
REAL ESTATE INVESTMENT TRUSTS: 4.2%
		Diversified: 1.7%
168,900	L	Digital Realty Trust, Inc.	5,995,950
276,000	L	Lexington Corporate Properties Trust	3,977,160
			9,973,110
		Health Care: 0.9%
159,000	L	Nationwide Health Properties, Inc.	5,366,250
			5,366,250
		Office Property: 0.9%
218,700		BioMed Realty Trust, Inc.	5,224,743
			5,224,743
		Real Estate: 0.7%
90,841	L	Home Properties, Inc.	4,359,460
			4,359,460
		Total Real Estate Investment Trusts
		(Cost $26,566,824)	24,923,563

PORTFOLIO OF INVESTMENTS
ING VP Small Company Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
EXCHANGE-TRADED FUNDS: 2.7%
		Exchange-Traded Funds: 2.7%
229,429	L	iShares Russell 2000 Index Fund	$15,718,181
		Total Exchange-Traded Funds
		(Cost $15,664,964)	15,718,181
		Total Long-Term Investments
		(Cost $601,911,591)	568,356,500
SHORT-TERM INVESTMENTS: 30.4%
		Mutual Fund: 3.2%
18,750,000	**	ING Institutional Prime Money Market Fund	18,750,000
		Total Mutual Fund
		(Cost $18,750,000)	18,750,000

Principal Amount				Value
		Repurchase Agreement: 0.9%
$5,529,000		Morgan Stanley Repurchase Agreement dated 03/31/08, 2.250%, due 04/01/08, $5,529,346 to be received upon repurchase (Collateralized by $5,580,000 Federal National Mortgage Association, 5.100%, Market Value plus accrued interest $5,659,376, due 09/10/09)		$5,529,000
		Total Repurchase Agreement
		(Cost $5,529,000)		5,529,000
		Securities Lending Collateral(cc): 26.3%
154,301,000		Bank of New York Mellon Corp. Institutional Cash Reserves		154,301,000
		Total Securities Lending Collateral
		(Cost $154,301,000)		154,301,000
		Total Short-Term Investments
		(Cost $178,580,000)		178,580,000
		Total Investments in Securities (Cost $780,491,591) *	127.2%	$746,936,500
		Other Assets and Liabilities — Net	(27.2)	(159,935,574)
		Net Assets	100.0%	$587,000,926

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
	**	Investment in affiliate
	*	Cost for federal income tax purposes is $784,050,014.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$30,988,734
		Gross Unrealized Depreciation		(68,102,248)
		Net Unrealized Depreciation		$(37,113,514)

PORTFOLIO OF INVESTMENTS
ING VP Small Company Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•      Level 1 - quoted prices in active markets for identical investments

•      Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$587,106,500	$—
Level 2- Other Significant Observable Inputs	5,529,000	—
Level 3- Significant Unobservable Inputs	—	—
Total	$592,635,500	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING VP Value Opportunity Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 94.8%
		Advertising: 1.1%
35,100		Omnicom Group	$1,550,718
			1,550,718
		Aerospace/Defense: 6.0%
17,300		Boeing Co.	1,286,601
14,000		Lockheed Martin Corp.	1,390,200
82,900		United Technologies Corp.	5,705,178
			8,381,979
		Agriculture: 3.0%
57,300	L	Loews Corp.	4,157,115
			4,157,115
		Banks: 9.3%
54,000	@@, L	Banco Bilbao Vizcaya Argentaria SA ADR	1,187,460
81,000	@@, L	Banco Santander Central Hispano SA ADR	1,615,140
62,800		Bank of America Corp.	2,380,748
33,900	L	Capital One Financial Corp.	1,668,558
27,600	L	Comerica, Inc.	968,208
30,200	@@, L	Lloyds TSB Group PLC - Spon ADR	1,084,180
50,800	L	Regions Financial Corp.	1,003,300
8,600	@@	Uniao de Bancos Brasileiros SA GDR	1,003,104
75,100	L	Wachovia Corp.	2,027,700
			12,938,398
		Chemicals: 2.8%
30,000		Dow Chemical Co.	1,105,500
54,300		Sherwin-Williams Co.	2,771,472
			3,876,972
		Computers: 2.4%
121,500	L	Seagate Technology, Inc.	2,544,210
28,400	@, L	Western Digital Corp.	767,936
			3,312,146
		Diversified Financial Services: 5.3%
16,200		American Express Co.	708,264
84,600		Citigroup, Inc.	1,812,132
5,100		Goldman Sachs Group, Inc.	843,489
30,200	L	Invesco Ltd.	735,672
24,600	L	Janus Capital Group, Inc.	572,442
64,400		JPMorgan Chase & Co.	2,765,980
			7,437,979
		Electric: 4.1%
59,300		Alliant Energy Corp.	2,076,093
88,000	@@, L	Cia Energetica de Minas Gerais ADR	1,587,520
42,500		Edison International	2,083,350
			5,746,963
		Electrical Components & Equipment: 2.2%
60,400		Emerson Electric Co.	3,108,184
			3,108,184
		Electronics: 1.1%
45,700		Applera Corp. - Applied Biosystems Group	1,501,702
			1,501,702
		Food: 4.9%
36,100		HJ Heinz Co.	1,695,617
143,900	L	Kroger Co.	3,655,060
49,900		Sysco Corp.	1,448,098
			6,798,775
		Gas: 3.0%
44,300		Energen Corp.	2,759,890
26,700		Sempra Energy	1,422,576
			4,182,466
		Healthcare - Services: 2.6%
29,200		Aetna, Inc.	1,229,028
40,300	@, L	AMERIGROUP Corp.	1,101,399
49,200	@, L	Lincare Holdings, Inc.	1,383,012
			3,713,439
		Household Products/Wares: 1.1%
24,200	L	Kimberly-Clark Corp.	1,562,110
			1,562,110
		Insurance: 8.3%
31,300	@@, L	ACE Ltd.	1,723,378
28,800	L	American Financial Group, Inc.	736,128
54,000	@@, L	Aspen Insurance Holdings Ltd.	1,424,520
47,900	@@, L	Axis Capital Holdings Ltd.	1,627,642
38,100		Chubb Corp.	1,885,188
27,100	@@	RenaissanceRe Holdings Ltd.	1,406,761
10,800		Safeco Corp.	473,904
48,600		Travelers Cos., Inc.	2,325,510
			11,603,031

PORTFOLIO OF INVESTMENTS
ING VP Value Opportunity Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Internet: 0.5%
31,500	@, L	Expedia, Inc.	$689,535
			689,535
		Iron/Steel: 2.6%
13,500	@@, L	ArcelorMittal	1,104,300
37,000		Nucor Corp.	2,506,380
			3,610,680
		Miscellaneous Manufacturing: 5.1%
59,400		General Electric Co.	2,198,394
59,400		Honeywell International, Inc.	3,351,348
22,600		Parker Hannifin Corp.	1,565,502
			7,115,244
		Office/Business Equipment: 0.6%
18,600	@@	Canon, Inc. ADR	862,482
			862,482
		Oil & Gas: 14.6%
33,800		Chevron Corp.	2,885,168
63,700		ConocoPhillips	4,854,577
18,400	@@, L	ENI S.p.A. ADR	1,253,224
126,000	L	ExxonMobil Corp.	10,657,080
30,500		Frontier Oil Corp.	831,430
			20,481,479
		Pharmaceuticals: 0.7%
23,200		AmerisourceBergen Corp.	950,736
			950,736
		Retail: 5.7%
21,900		Advance Auto Parts, Inc.	745,695
164,000		Gap, Inc.	3,227,520
51,500		TJX Cos., Inc.	1,703,105
44,300		Wal-Mart Stores, Inc.	2,333,724
			8,010,044
		Software: 1.3%
63,500		Microsoft Corp.	1,802,130
			1,802,130
		Telecommunications: 6.5%
126,800		AT&T, Inc.	4,856,440
52,100	@@, L	Partner Communications ADR	1,169,645
35,000	@@	Telefonica SA ADR	3,027,850
			9,053,935
		Total Common Stock (Cost $138,854,565)	132,448,242
REAL ESTATE INVESTMENT TRUSTS: 3.8%
		Hotels: 0.9%
36,500	L	Hospitality Properties Trust	1,241,730
			1,241,730
		Regional Malls: 2.9%
78,600		Taubman Centers, Inc.	4,095,060
			4,095,060
		Total Real Estate Investment Trusts (Cost $5,753,976)	5,336,790
EXCHANGE-TRADED FUNDS: 1.1%
		Exchange-Traded Funds: 1.1%
20,200	L	iShares Russell 1000 Value Index Fund	1,477,428
		Total Exchange-Traded Funds (Cost $1,482,688)	1,477,428
		Total Long-Term Investments (Cost $146,091,229)	139,262,460

Principal Amount		Value
SHORT-TERM INVESTMENTS: 32.1%
	Repurchase Agreement: 0.2%
$328,000	Morgan Stanley Repurchase Agreement dated 03/31/08, 2.250%, due 04/01/08, $328,021 to be received upon repurchase (Collateralized by $330,000 Federal National Mortgage Association, 5.100%, Market Value plus accrued interest $334,694, due 09/10/09)	$328,000
	Total Repurchase Agreement (Cost $328,000)	328,000
	Securities Lending Collateral(cc): 31.9%
44,493,000	Bank of New York Mellon Corp. Institutional Cash Reserves	44,493,000
	Total Securities Lending Collateral (Cost $44,493,000)	44,493,000

PORTFOLIO OF INVESTMENTS
ING VP Value Opportunity Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount				Value
		Total Short-Term Investments (Cost $44,821,000)		$44,821,000
		Total Investments in Securities (Cost $190,912,229) *	131.8%	$184,083,460
		Other Assets and Liabilities — Net	(31.8)	(44,368,480)
		Net Assets	100.0%	$139,714,980

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
	*	Cost for federal income tax purposes is $191,604,406.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$4,269,847
		Gross Unrealized Depreciation		(11,790,793)
		Net Unrealized Depreciation		$(7,520,946)

PORTFOLIO OF INVESTMENTS
ING VP Value Opportunity Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•      Level 1 - quoted prices in active markets for identical investments

•      Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$139,262,460	$—
Level 2- Other Significant Observable Inputs	328,000	—
Level 3- Significant Unobservable Inputs	—	—
Total	$139,590,460	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of March 31, 2008 (Unaudited)

Shares		Value
COMMON STOCK: 92.5%
	Australia: 6.3%
16,061	AMP Ltd.	$115,603
18,160	Australia & New Zealand Banking Group Ltd.	376,831
3,825	BlueScope Steel Ltd.	34,690
5,527	Coca-Cola Amatil Ltd.	43,016
12,618	Commonwealth Bank of Australia	484,869
8,626	Foster’s Group Ltd.	40,432
10,715	Insurance Australia Group	36,067
1,578	Macquarie Group Ltd.	76,174
8,744	Minara Resources Ltd.	48,653
14,024	National Australia Bank Ltd.	387,842
5,560	Origin Energy Ltd.	46,577
5,257	QBE Insurance Group Ltd.	107,560
3,815	Santos Ltd.	50,734
1,283	Sims Group Ltd.	34,915
4,861	St. George Bank Ltd.	114,888
10,121	Suncorp-Metway Ltd.	119,939
3,303	TABCORP Holdings Ltd.	42,850
133,972	Telstra Corp., Ltd.	540,102
7,401	Wesfarmers Ltd.	272,134
18,656	Westpac Banking Corp.	407,173
4,510	Woodside Petroleum Ltd.	224,124
6,541	Woolworths Ltd.	173,977
4,634	Zinifex Ltd.	42,305
		3,821,455
	Austria: 0.2%
656	Bank Austria Creditanstalt AG	145,144
		145,144
	Belgium: 1.3%
2,993	Belgacom SA	132,331
6,275	Dexia	179,029
9,766	Fortis	245,393
1,834	KBC Groep NV	237,873
		794,626
	Brazil: 3.4%
1,110,000	AES Tiete SA	42,978
13,200	Banco do Brasil SA	173,924
2,900	Centrais Eletricas Brasileiras SA	44,028
8,300	Cia Energetica de Minas Gerais	130,079
6,200	Cia Siderurgica Nacional SA	221,895
2,400	CPFL Energia SA	48,282
3,900	Gerdau SA	100,239
18,700	Petroleo Brasileiro SA	954,769
700	Souza Cruz SA	18,071
700	Tele Norte Leste Participacoes SA	23,936
8,100	Telecomunicacoes de Sao Paulo SA	179,708
3,800	Tractebel Energia SA	47,860
2,500	Unibanco - Uniao de Bancos Brasileiros SA	28,324
1,100	Usinas Siderurgicas de Minas Gerais SA	64,068
		2,078,161
	China: 0.2%
106,000	PetroChina Co., Ltd.	132,718
		132,718
	Czech Republic: 0.3%
5,600	Telefonica O2 Czech Republic A/S	179,400
		179,400
	Denmark: 0.2%
3,550	Danske Bank A/S	131,480
250	TrygVesta A/S	22,039
		153,519
	Finland: 0.6%
4,189	Fortum OYJ	170,899
1,098	Outokumpu OYJ	49,989
4,656	Sampo OYJ	126,219
1,855	UPM-Kymmene OYJ	33,000
		380,107
	France: 8.3%
14,490	AXA SA	524,062
6,793	BNP Paribas	684,956
505	Casino Guichard Perrachon SA	60,534
13,079	Credit Agricole SA	404,376
6,108	Gaz de France	368,886
8,522	Natixis	136,676
2,090	PagesJaunes Groupe SA	37,231
1,729	Renault SA	191,384

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		France (continued)
1,380		Schneider Electric SA	$178,272
1,686		Scor SA	40,162
2,771		Societe Generale	271,141
7,576		Suez SA	496,587
16,930		Total SA	1,254,247
119		Vallourec	28,863
9,044		Vivendi	353,768
			5,031,145
		Germany: 5.0%
1,972		Altana AG	41,765
2,547		BASF AG	343,920
2,949		Deutsche Bank AG	334,683
2,899		Deutsche Lufthansa AG	78,737
6,041		Deutsche Post AG	184,783
36,217		Deutsche Telekom AG	604,578
3,003		E.ON AG	560,090
929		Hannover Rueckversicheru - Reg	48,404
1,115		Muenchener Rueckversicherungs AG	218,704
3,450		RWE AG	426,144
1,069		Schering AG	177,182
			3,018,990
		Greece: 0.2%
929		Alpha Bank AE	30,829
929		EFG Eurobank Ergasias SA	28,260
1,568		OPAP SA	55,922
			115,011
		Hong Kong: 1.6%
76,500		BOC Hong Kong Holdings Ltd.	185,880
12,500		China Netcom Group Corp. Hong Kong Ltd.	36,103
4,000		Citic Pacific Ltd.	17,123
16,500		CLP Holdings Ltd.	136,535
205,000		CNOOC Ltd.	302,006
14,500		Hang Seng Bank Ltd.	264,366
8,500		HongKong Electric Holdings	53,944
			995,957
		Indonesia: 0.1%
57,500		Bank Central Asia Tbk PT	20,444
12,000		PT Astra International Tbk	31,858
			52,302
		Ireland: 0.1%
2,495		Allied Irish Banks PLC	52,963
			52,963
		Israel: 0.2%
16,272		Bank Hapoalim BM	63,218
18,530		Bezeq Israeli Telecommunication Corp., Ltd.	34,852
			98,070
		Italy: 6.2%
3,708		Alleanza Assicurazioni SpA	48,479
6,723		Banca Monte dei Paschi di Siena S.p.A.	29,796
2,612		Banca Popolare di Milano Scrl	28,706
1,972		Banche Popolari Unite Scpa	50,569
74,366		Enel S.p.A.	789,739
30,243		ENI S.p.A.	1,029,455
126,248		Intesa Sanpaolo S.p.A.	890,697
5,560		Mediaset S.p.A.	51,524
2,495		Mediobanca S.p.A.	51,219
6,723		Snam Rete Gas S.p.A.	42,785
138,153		Telecom Italia S.p.A.	287,986
19,101		Terna S.p.A	81,566
57,000		UniCredito Italiano S.p.A.	381,914
			3,764,435
		Malaysia: 0.3%
45,000		Malayan Banking BHD	119,402
10,600		Public Bank BHD	34,890
13,900		Telekom Malaysia BHD	46,271
			200,563
		Mexico: 0.2%
13,100		Grupo Mexico SA de CV	87,011
10,600		Grupo Modelo SA	46,423
			133,434
		Netherlands: 4.7%
9,782		ABN Amro Holding NV	588,001
9,295		Aegon NV	136,400
14,007	**	ING Groep NV	523,659
929		Koninklijke DSM NV	44,797
2,640		Reed Elsevier NV	50,478
20,120		Royal Dutch Shell PLC - Class A	692,766
12,146		Royal KPN NV	205,045
11,138		Unilever NV	373,845
8,234		Unilever NV	277,186
			2,892,177

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares		Value
	New Zealand: 0.1%
14,301	Telecom Corp. of New Zealand Ltd.	$42,188
		42,188
	Norway: 0.3%
10,450	DnB NOR ASA	159,537
		159,537
	Philippines: 0.0%
480	Philippine Long Distance Telephone Co.	32,096
		32,096
	Poland: 0.4%
1,190	Bank Pekao SA	106,218
1,568	KGHM Polska Miedz SA	72,461
9,729	Telekomunikacja Polska SA	96,955
		275,634
	Portugal: 0.1%
5,391	Portugal Telecom SGPS SA	62,654
		62,654
	Russia: 0.3%
750	Mechel OAO ADR	85,343
1,200	Mobile Telesystems Finance SA ADR	91,020
		176,363
	Singapore: 0.3%
6,000	DBS Group Holdings Ltd.	79,010
5,000	Singapore Airlines Ltd.	56,890
5,000	United Overseas Bank Ltd.	69,964
		205,864
	South Africa: 0.6%
600	Anglo Platinum Ltd.	88,055
7,863	Exxaro Resources Ltd.	107,069
13,778	FirstRand Ltd.	27,222
2,495	Remgro Ltd.	60,355
2,846	Standard Bank Group Ltd.	30,990
2,612	Telkom SA Ltd.	42,296
		355,987
	South Korea: 0.2%
970	KT Corp.	46,114
385	SK Telecom Co., Ltd.	72,879
237	S-Oil Corp.	15,118
		134,111
	Spain: 5.6%
25,733	Banco Bilbao Vizcaya Argentaria SA	565,877
6,994	Banco Popular Espanol SA	126,787
48,737	Banco Santander Central Hispano SA	970,942
7,484	Endesa SA	392,219
1,855	Gestevision Telecinco SA	37,750
6,316	Repsol YPF SA	217,594
37,343	Telefonica SA	1,072,945
		3,384,114
	Sweden: 1.7%
3,025	Hennes & Mauritz AB	186,216
16,500	Nordea Bank AB	267,631
1,750	Skandinaviska Enskilda Banken AB	45,848
2,900	Svenska Cellulosa AB - B Shares	52,876
3,700	Svenska Handelsbanken AB	107,828
1,283	Swedbank AB	35,983
25,100	TeliaSonera AB	201,505
8,000	Volvo AB	121,211
		1,019,098
	Switzerland: 1.0%
1,368	Swiss Reinsurance	119,581
244	Swisscom AG	83,684
7,492	UBS AG - Reg	218,153
682	Zurich Financial Services AG	214,972
		636,390
	Taiwan: 3.1%
170,000	China Steel Corp.	270,437
105,000	Chunghwa Telecom Co., Ltd.	277,191
16,159	Far EasTone Telecommunications Co., Ltd.	27,615
51,000	First Financial Holding Co., Ltd.	53,575
65,000	Formosa Chemicals & Fibre Co.	169,245
75,000	Formosa Petrochemical Corp.	223,483
54,000	Formosa Plastics Corp.	164,023
47,000	Fubon Financial Holding Co., Ltd.	53,495
60,000	Hua Nan Financial Holdings Co. Ltd.	55,300
74,000	Mega Financial Holdings Co., Ltd.	58,383
69,000	Nan Ya Plastics Corp.	172,264
26,000	Taiwan Mobile Co. Ltd.	50,026
143,000	Taiwan Semiconductor Manufacturing Co., Ltd.	295,935
		1,870,972
	Thailand: 1.0%
17,100	Advanced Info Service PCL	54,498
13,900	PTT Chemical PCL	46,355
8,700	PTT Exploration & Production PCL	41,958

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares		Value
	Thailand (continued)
29,600	PTT PLC	$298,682
6,400	Siam Cement PCL	43,665
21,500	Siam Commercial Bank PCL	61,799
22,300	Thai Oil PCL	49,579
		596,536
	Turkey: 0.3%
5,391	Akbank TAS	22,708
4,807	Ford Otomotiv Sanayi A/S	37,534
2,781	Tupras Turkiye Petrol Rafine	61,621
4,634	Turkcell Iletisim Hizmet AS	38,396
		160,259
	United Kingdom: 15.6%
8,538	AstraZeneca PLC	320,259
17,213	Aviva PLC	211,055
14,235	BAE Systems PLC	137,266
49,691	Barclays PLC	448,295
126,664	BP PLC	1,283,300
11,839	British American Tobacco PLC	444,669
55,914	BT Group PLC	241,390
13,375	Cable & Wireless PLC	39,557
9,670	Centrica PLC	57,293
4,869	Compass Group PLC	31,158
13,822	Diageo PLC	279,711
37,007	GlaxoSmithKline PLC	782,776
25,224	HBOS PLC	280,614
90,740	HSBC Holdings PLC	1,494,835
3,399	Imperial Tobacco Group PLC	156,519
3,708	Inmarsat PLC	32,684
56,891	Legal & General Group PLC	142,762
59,320	Lloyds TSB Group PLC	529,991
3,708	Marks & Spencer Group PLC	28,530
16,278	National Grid PLC	224,946
18,933	Old Mutual PLC	41,551
2,495	Pearson PLC	33,791
2,495	Persimmon PLC	37,892
17,770	Rentokil Initial PLC	34,335
3,277	Resolution PLC	44,519
68,874	Royal Bank of Scotland Group PLC	461,397
2,899	Scottish & Newcastle PLC	45,447
4,736	Scottish & Southern Energy PLC	132,099
1,686	Smiths Group PLC	31,478
3,825	Tate & Lyle PLC	41,015
6,790	Unilever PLC	229,666
400,746	Vodafone Group PLC	1,191,181
5,560	Yell Group PLC	16,979
		9,508,960
	United States: 22.5%
2,450	Allied Capital Corp.	45,154
15,800	Altria Group, Inc.	350,760
2,000	Ameren Corp.	88,080
2,100	American Capital Strategies Ltd.	71,736
2,750	American Electric Power Co., Inc.	114,483
33,000	AT&T, Inc.	1,263,900
30,550	Bank of America Corp.	1,158,151
3,300	BB&T Corp.	105,798
11,600	Bristol-Myers Squibb Co.	247,080
2,100	Centerpoint Energy, Inc.	29,967
750	Cincinnati Financial Corp.	28,530
28,850	Citigroup, Inc.	617,967
4,150	Citizens Communications Co.	43,534
1,450	Comerica, Inc.	50,866
2,650	ConAgra Foods, Inc.	63,468
2,650	Consolidated Edison, Inc.	105,205
950	Diamond Offshore Drilling	110,580
2,100	Dominion Resources, Inc.	85,764
5,000	Dow Chemical Co.	184,250
1,450	DTE Energy Co.	56,391
11,900	Duke Energy Corp.	212,415
4,100	EI Du Pont de Nemours & Co.	191,716
5,000	Eli Lilly & Co.	257,950
1,750	Energy East Corp.	42,210
2,000	Fidelity National Title Group, Inc.	36,660
4,750	Fifth Third Bancorp.	99,370
1,300	FirstEnergy Corp.	89,206
4,000	Freddie Mac	101,280
1,650	Freeport-McMoRan Copper & Gold, Inc.	158,763
45,450	General Electric Co.	1,682,105
3,900	General Motors Corp.	74,295
550	Genuine Parts Co.	22,121
2,000	HJ Heinz Co.	93,940
3,250	Keycorp.	71,338
2,000	Kimberly-Clark Corp.	129,100

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares				Value
		United Sates (continued)
7,450		Kraft Foods, Inc.		$231,025
2,100		Masco Corp.		41,643
10,000		Merck & Co., Inc.		379,500
5,700		National City Corp.		56,715
3,800		New York Community Bancorp., Inc.		69,236
1,750		Newell Rubbermaid, Inc.		40,023
2,450		NiSource, Inc.		42,238
2,200		Nucor Corp.		149,028
2,650		Paccar, Inc.		119,250
1,450		Pepco Holdings, Inc.		35,844
41,600		Pfizer, Inc.		870,688
2,000		PG&E Corp.		73,640
550		Pinnacle West Capital Corp.		19,294
1,450		Pitney Bowes, Inc.		50,779
2,000		PNC Financial Services Group, Inc.		131,140
2,750		Progress Energy, Inc.		114,675
6,350		Regions Financial Corp.		125,413
2,750		Reynolds American, Inc.		162,333
4,450		Sara Lee Corp.		62,211
550		SCANA Corp.		20,119
5,000		Southern Co.		178,050
2,850		Southern Copper Corp.		295,916
2,000		SunTrust Bank		110,280
11,800		US Bancorp.		381,848
1,450		UST, Inc.		79,054
16,950		Verizon Communications, Inc.		617,828
12,250		Wachovia Corp.		330,750
10,150		Washington Mutual, Inc.		104,545
16,250		Wells Fargo & Co.		472,875
1,550		Weyerhaeuser Co.		100,812
8,000		Windstream Corp.		95,600
3,250		Xcel Energy, Inc.		64,838
				13,711,323
		Total Common Stock (Cost $56,756,380)		56,372,263
REAL ESTATE INVESTMENT TRUSTS: 1.5%
		United States: 1.5%
400		AMB Property Corp.		21,768
550		Apartment Investment & Management Co.		19,696
1,300		Boston Properties, Inc.		119,691
550		Developers Diversified Realty Corp.		23,034
1,450		Duke Realty Corp.		33,075
2,100		Equity Residential		87,129
1,750		General Growth Properties, Inc.		66,798
1,550		HCP, Inc.		52,406
1,450		Hospitality Properties Trust		49,329
3,250		Host Hotels & Resorts, Inc.		51,740
1,900		iStar Financial, Inc.		26,657
1,750		Kimco Realty Corp.		68,548
750		Liberty Property Trust		23,333
1,450		Plum Creek Timber Co., Inc.		59,015
1,550		Simon Property Group, Inc.		144,011
750		Vornado Realty Trust		64,658
		Total Real Estate Investment Trusts (Cost $902,856)		910,888
EXCHANGE-TRADED FUNDS: 3.7%
		United States: 3.7%
23,400		WisdomTree DEFA High-Yielding Equity Fund		1,408,680
5,900		WisdomTree Emerging Markets High-Yielding Equity F		307,331
11,300		WisdomTree High-Yielding Equity Fund		541,835
		Total Exchange-Traded Funds (Cost $2,261,859)		2,257,846
		Total Long-Term Investments (Cost $59,921,095)		59,540,997
SHORT-TERM INVESTMENTS: 3.5%
		Mutual Fund: 3.5%
2,094,000	**, S	ING Institutional Prime Money Market Fund		2,094,000
		Total Short-Term Investments (Cost $2,094,000)		2,094,000
		Total Investments in Securities
		(Cost $62,015,095) *	101.2%	$61,634,997
		Other Assets and Liabilities - Net	(1.2)	(715,573)
		Net Assets	100.0%	$60,919,424

ADR	American Depositary Receipt
S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
**	Investment in affiliate
*	Cost for federal income tax purposes is $62,586,058.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$815,110
	Gross Unrealized Depreciation	(1,766,171)
	Net Unrealized Depreciation	$(951,061)

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Industry	Percentage of Net Assets
Aerospace/Defense	0.2%
Agriculture	2.0
Airlines	0.2
Apartments	0.2
Auto Manufacturers	0.7
Banks	27.3
Beverages	0.7
Building Materials	0.1
Chemicals	2.2
Coal	0.2
Commercial Services	0.1
Distribution/Wholesale	0.0
Diversified	0.2
Diversified Financial Services	2.3
Electric	8.4
Electrical Components & Equipment	0.3
Entertainment	0.2
Food	2.6
Food Service	0.0
Forest Products & Paper	0.4
Gas	0.8
Health Care	0.1
Holding Companies - Diversified	0.1
Home Builders	0.1
Hotels	0.2
Household Products/Wares	0.2
Housewares	0.1
Insurance	4.4
Investment Companies	0.2
Iron/Steel	1.6
Machinery - Diversified	0.2
Media	0.9
Metal Fabricate/Hardware	0.1
Mining	1.3
Miscellaneous Manufacturing	3.3
Office Property	0.2
Office/Business Equipment	0.1
Oil & Gas	11.5
Pharmaceuticals	5.0
Regional Malls	0.3
Retail	0.4
Savings & Loans	0.3
Semiconductors	0.5
Shopping Centers	0.2
Telecommunications	13.3
Transportation	0.3
Warehouse/Industrial	0.0
Other Long-Term Investments	3.7
Short-Term Investments	3.5
Other Assets and Liabilities - Net	(1.2)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•      Level 1 - quoted prices in active markets for identical investments

•      Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$61,634,997	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$61,634,997	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Portfolios, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 30, 2008
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 30, 2008